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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:    12/31

Date of reporting period:    03/31/18

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VK-VIAMFR-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.95%
Aerospace & Defense–3.75%
Airbus S.E. (France)	38,357	$4,437,867
BAE Systems PLC (United Kingdom)	847,954	6,926,967
Boeing Co. (The)	11,836	3,880,788
Raytheon Co.	41,940	9,051,491
		24,297,113
Airlines–0.34%
Southwest Airlines Co.	38,968	2,232,087
Application Software–3.62%
Adobe Systems Inc. (b)	34,565	7,468,805
salesforce.com, inc. (b)	137,244	15,961,477
		23,430,282
Biotechnology–2.58%
Alexion Pharmaceuticals, Inc. (b)	55,329	6,166,970
BioMarin Pharmaceutical Inc. (b)	47,807	3,875,713
Celgene Corp. (b)	75,198	6,708,414
		16,751,097
Cable & Satellite–1.49%
Altice USA, Inc. -Class A (b)(c)	74,461	1,376,039
Charter Communications, Inc. -Class A (b)	24,146	7,514,718
DISH Network Corp. -Class A(b)	19,818	750,904
		9,641,661
Casinos & Gaming–0.44%
MGM Resorts International	81,175	2,842,748
Commodity Chemicals–0.48%
LyondellBasell Industries N.V. -Class A	29,389	3,105,830
Communications Equipment–1.25%
Palo Alto Networks, Inc. (b)	44,660	8,106,683
Consumer Electronics–3.11%
Sony Corp. (Japan)	413,300	20,128,357
Data Processing & Outsourced Services–6.43%
First Data Corp. -Class A (b)	81,310	1,300,960
Mastercard Inc. -Class A	126,770	22,205,033
PayPal Holdings, Inc. (b)	82,564	6,264,131
Visa Inc. -Class A	99,632	11,917,980
		41,688,104
Diversified Banks–0.50%
Wells Fargo & Co.	61,615	3,229,242

	Shares	Value
Diversified Support Services–0.76%
Cintas Corp.	28,733	$4,901,275
Environmental & Facilities Services–1.17%
Republic Services, Inc.	114,399	7,576,646
Financial Exchanges & Data–1.95%
London Stock Exchange Group PLC (United Kingdom)	134,783	7,810,398
S&P Global Inc.	25,220	4,818,533
		12,628,931
General Merchandise Stores–0.10%
Dollar Tree, Inc. (b)	6,790	644,371
Health Care Equipment–2.07%
Intuitive Surgical, Inc. (b)	14,106	5,823,380
Stryker Corp.	47,052	7,571,608
		13,394,988
Home Entertainment Software–8.10%
Activision Blizzard, Inc.	221,869	14,967,283
Electronic Arts Inc. (b)	156,991	19,033,589
Nintendo Co., Ltd. (Japan)	41,400	18,461,835
		52,462,707
Home Improvement Retail–3.30%
Home Depot, Inc. (The)	7,609	1,356,228
Lowe’s Cos., Inc.	228,503	20,051,138
		21,407,366
Hotels, Resorts & Cruise Lines–2.45%
Norwegian Cruise Line Holdings Ltd. (b)	83,959	4,447,308
Royal Caribbean Cruises Ltd.	97,225	11,447,271
		15,894,579
Industrial Gases–0.56%
Air Products and Chemicals, Inc.	22,884	3,639,243
Industrial Machinery–0.66%
Stanley Black & Decker Inc.	27,970	4,285,004
Internet & Direct Marketing Retail–11.53%
Amazon.com, Inc. (b)	40,069	57,993,466
Booking Holdings Inc. (b)	3,831	7,969,974
Netflix Inc. (b)	29,638	8,753,583
		74,717,023
Internet Software & Services–16.51%
Alibaba Group Holding Ltd. -ADR (China)(b)	144,392	26,501,708

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value
Internet Software & Services–(continued)
Alphabet Inc. -Class A (b)	42,635	$44,218,464
Facebook, Inc. -Class A (b)	226,779	36,237,016
		106,957,188
Investment Banking & Brokerage–1.05%
Charles Schwab Corp. (The)	49,120	2,565,046
Morgan Stanley	79,021	4,263,973
		6,829,019
Life Sciences Tools & Services–1.63%
IQVIA Holdings Inc. (b)	47,808	4,690,443
Thermo Fisher Scientific, Inc.	28,482	5,880,394
		10,570,837
Managed Health Care–3.69%
Anthem, Inc.	13,390	2,941,783
UnitedHealth Group Inc.	98,072	20,987,408
		23,929,191
Movies & Entertainment–0.60%
Vivendi S.A. (France)	149,752	3,875,806
Oil & Gas Equipment & Services–0.25%
Halliburton Co.	34,665	1,627,175
Oil & Gas Exploration & Production–1.05%
Parsley Energy, Inc. -Class A (b)	234,242	6,790,676
Oil & Gas Refining & Marketing–0.37%
Andeavor	23,618	2,375,026
Packaged Foods & Meats–1.49%
Mondelez International, Inc. -Class A	93,005	3,881,099
Tyson Foods, Inc. -Class A	79,098	5,789,183
		9,670,282
Pharmaceuticals–1.76%
Allergan PLC	28,282	4,759,578
Zoetis Inc.	79,853	6,668,524
		11,428,102
Railroads–0.47%
Canadian Pacific Railway Ltd. (Canada)	17,107	3,019,385
Research & Consulting Services–0.25%
Equifax Inc.	13,758	1,620,830
Semiconductor Equipment–3.04%
Applied Materials, Inc.	151,550	8,427,695
ASML Holding N.V. -New York Shares (Netherlands)	56,848	11,287,739
		19,715,434
Semiconductors–1.52%
Broadcom Ltd.	31,508	7,424,860
NVIDIA Corp.	10,568	2,447,443
		9,872,303

	Shares	Value
Specialized REITs–0.24%
American Tower Corp. -Class A	10,505	$1,526,797
Specialty Chemicals–1.03%
Sherwin-Williams Co. (The)	17,058	6,688,783
Systems Software–3.37%
Microsoft Corp.	199,865	18,241,679
ServiceNow, Inc. (b)	21,544	3,564,455
		21,806,134
Technology Hardware, Storage & Peripherals–2.90%
Apple Inc.	111,870	18,769,549
Tobacco–2.09%
Philip Morris International Inc.	136,067	13,525,060
Total Common Stocks & Other Equity Interests (Cost $360,772,141)		647,602,914
Money Market Funds–0.07%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (d)	167,753	167,753
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (d)	119,836	119,824
Invesco Treasury Portfolio – Institutional Class, 1.57% (d)	191,718	191,718
Total Money Market Funds (Cost $479,295)		479,295
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.02% (Cost $361,251,436)		648,082,209
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (Cost $1,047,094)(d)(e)	1,047,094	1,047,094
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $362,298,530)		649,129,303
OTHER ASSETS LESS LIABILITIES–(0.18)%		(1,177,972)
NET ASSETS–100.00%		$647,951,331

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. American Franchise Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$585,961,684	$61,641,230	$—	$647,602,914
Money Market Funds	1,526,389	—	—	1,526,389
Total Investments	$587,488,073	$61,641,230	$—	$649,129,303

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VK-VIAMVA-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.64%

Aerospace & Defense–2.07%

Textron Inc.	138,268	$ 8,153,664

Apparel, Accessories & Luxury Goods–4.59%

Hanesbrands, Inc.	442,424	8,149,450
Tapestry, Inc.	188,906	9,938,345
		18,087,795

Automotive Retail–2.08%

Advance Auto Parts, Inc.	69,126	8,194,887

Building Products–1.91%

Johnson Controls International PLC	213,736	7,532,057

Communications Equipment–5.45%

ARRIS International PLC (b)	362,367	9,628,091
Ciena Corp. (b)	457,933	11,860,465
		21,488,556

Consumer Finance–1.92%

Santander Consumer USA Holdings Inc.	463,788	7,559,744

Diversified Chemicals–3.05%

Eastman Chemical Co.	114,052	12,041,610

Diversified REITs–3.41%

Forest City Realty Trust, Inc. -Class A	291,581	5,907,431
Liberty Property Trust	190,040	7,550,289
		13,457,720

Electric Utilities–2.52%

FirstEnergy Corp.	292,711	9,955,101

Electronic Equipment & Instruments–3.06%

Keysight Technologies, Inc. (b)	230,143	12,057,192

Health Care Distributors–2.29%

AmerisourceBergen Corp.	104,820	9,036,532

Health Care Facilities–2.06%

Encompass Health Corp.	142,013	8,118,883

Health Care Services–2.29%

DaVita Inc. (b)	136,853	9,024,087

Hotels, Resorts & Cruise Lines–3.42%

Royal Caribbean Cruises Ltd.	114,646	13,498,420

Industrial Machinery–2.14%

Flowserve Corp.	194,677	8,435,355

Insurance Brokers–5.55%

Arthur J. Gallagher & Co.	154,789	10,638,648

	Shares	Value

Insurance Brokers–(continued)

Willis Towers Watson PLC	73,831	$ 11,236,340
		21,874,988

Investment Banking & Brokerage–2.77%

Stifel Financial Corp.	184,518	10,929,001

IT Consulting & Other Services–2.00%

Teradata Corp. (b)	198,883	7,889,689

Marine–2.15%

Kirby Corp. (b)	110,320	8,489,124

Oil & Gas Equipment & Services–2.52%

TechnipFMC PLC (United Kingdom)	337,325	9,934,221

Oil & Gas Exploration & Production–8.45%

Anadarko Petroleum Corp.	154,179	9,313,953
Devon Energy Corp.	286,808	9,117,626
Marathon Oil Corp.	586,538	9,460,858
QEP Resources, Inc. (b)	556,249	5,445,678
		33,338,115

Oil & Gas Storage & Transportation–1.49%

Plains GP Holdings LP -Class A (b)	270,999	5,894,228

Other Diversified Financial Services–3.24%

Voya Financial, Inc.	253,161	12,784,631

Pharmaceuticals–2.71%

Mylan N.V. (b)	259,781	10,695,184

Regional Banks–15.33%

Comerica Inc.	139,623	13,394,034
First Horizon National Corp.	565,372	10,645,955
KeyCorp	666,268	13,025,539
Wintrust Financial Corp.	119,380	10,272,649
Zions Bancorp.	248,783	13,118,328
		60,456,505

Research & Consulting Services–1.97%

Dun & Bradstreet Corp. (The)	66,506	7,781,202

Specialized REITs–1.56%

Life Storage, Inc.	73,533	6,141,476

Specialty Chemicals–2.34%

W.R. Grace & Co.	150,796	9,233,239

Systems Software–1.47%

Symantec Corp.	224,422	5,801,309

Trucking–1.83%

Ryder System, Inc.	99,313	7,228,993
Total Common Stocks & Other Equity Interests (Cost $321,090,223)		385,113,508

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Money Market Funds–2.36%

Invesco Government & Agency Portfolio –Institutional Class, 1.55%(c)	4,353,739	$ 4,353,739
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (c)	3,109,122	3,108,811
Invesco Treasury Portfolio –Institutional Class, 1.57% (c)	1,840,565	1,840,565
Total Money Market Funds (Cost $9,303,636)		9,303,115
TOTAL INVESTMENTS IN SECURITIES–100.00% (Cost $330,393,859)		394,416,623
OTHER ASSETS LESS LIABILITIES–0.00%		17,005
NET ASSETS–100.00%		$ 394,433,628

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco V.I. American Value Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco V.I. American Value Fund

lnvesco V.I. Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2018

invesdco.com/us	VIIBRA-QTR-1 05/18	lnvesco Advisers, Inc.

Consolidated Schedule of Investments

March 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Bills–11.72%(a)

U.S. Treasury Bills (b)	1.44%	06/07/2018	$ 54,000,000	$ 53,835,980
U.S. Treasury Bills (b)	1.56%	07/05/2018	15,500,000	15,430,982
U.S. Treasury Bills	1.56%	07/12/2018	53,000,000	52,741,911
U.S. Treasury Bills	1.67%	08/09/2018	14,300,000	14,206,498
Total U.S. Treasury Bills (Cost $136,259,941)				136,215,371

		Expiration Date
Commodity-Linked Securities–2.09%

Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Custom 6 Agriculture Commodity Index, multiplied by 2)(c)(d)		03/29/2019	9,470,000	9,425,559
Cargill, Inc., Commodity-Linked Notes, one month USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(c)(d)		02/25/2019	14,961,568	14,906,125
Total Commodity-Linked Securities (Cost $24,431,568)				24,331,684

	Shares
Money Market Funds–87.14%

Invesco Government & Agency Portfolio – Institutional Class, 1.55%(e)	331,913,005	331,913,005
Invesco Government Money Market Fund-Cash Reserve Shares, 1.14%(e)	11,260,610	11,260,610
Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.52%(e)	140,717,338	140,717,338
Invesco Treasury Obligations Portfolio – Institutional Class, 1.50%(e)	186,855,744	186,855,744
Invesco Treasury Portfolio – Institutional Class, 1.57% (e)	251,499,119	251,499,119
Invesco V.I. Government Money Market Fund – Series I, 1.35%(e)	16,640,310	16,640,310
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio – Institutional Class (Ireland), 1.70%(e)	74,033,907	74,033,907
Total Money Market Funds (Cost $1,012,920,033)		1,012,920,033
TOTAL INVESTMENTS IN SECURITIES–100.95% (Cost $1,173,611,542)		1,173,467,088
OTHER ASSETS LESS LIABILITIES–(0.95)%		(11,021,184)
NET ASSETS–100.00%		$ 1,162,445,904

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Brent Crude	360	October-2018	$24,296,400	$1,796,466	$1,796,466
Gasoline Reformulated Blendstock Oxygenate Blending	430	May-2018	36,492,036	1,327,186	1,327,186
New York Harbor Ultra-Low Sulfur Diesel	165	June-2018	13,991,670	905,678	905,678
Silver	382	May-2018	31,071,880	(997,043)	(997,043)
WTI Crude	245	September-2018	15,552,600	1,085,782	1,085,782
Subtotal—Commodity Risk				4,118,069	4,118,069
Dow Jones EURO STOXX 50 Index	1,840	June-2018	74,279,740	(1,146,404)	(1,146,404)
E-Mini Russell 2000 Index	775	June-2018	59,334,000	(2,761,053)	(2,761,053)
E-Mini S&P 500 Index	422	June-2018	55,767,300	(1,799,632)	(1,799,632)
FTSE 100 Index	805	June-2018	78,991,268	(1,330,017)	(1,330,017)
Hang Seng Index	344	April-2018	65,857,139	(759,941)	(759,941)
Tokyo Stock Price Index	564	June-2018	90,457,331	(273,003)	(273,003)
Subtotal—Equity Risk				(8,070,050)	(8,070,050)
Australia 10 Year Bonds	1,445	June-2018	143,862,381	2,351,054	2,351,054
Canada 10 Year Bonds	1,803	June-2018	186,499,387	3,157,106	3,157,106
Euro Bonds	884	June-2018	173,407,802	2,499,717	2,499,717
Long Gilt	690	June-2018	118,906,832	2,170,781	2,170,781
U.S. Treasury Long Bonds	514	June-2018	75,365,250	2,511,361	2,511,361
Subtotal—Interest Rate Risk				12,690,019	12,690,019
Total Futures Contracts				$ 8,738,038	$ 8,738,038

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(f)(g)
Counterparty	Pay/ Receive	Reference Entity(d)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25%	Monthly	57,500	April-2018	$14,632,577	$—	$205,407	$205,407

Subtotal—Appreciation—Commodity Risk								—	205,407	205,407
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	40,300	October-2018	22,612,032	—	(685,362)	(685,362)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1727 Excess Return Index	0.45	Monthly	105,900	February-2019	29,551,882	—	(116,998)	(116,998)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 6 Agriculture Commodity Index	0.47	Monthly	279,000	February-2019	25,126,126	—	(63,584)	(63,584)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	265,500	April-2018	23,159,007	—	(672,060)	(672,060)
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	35,400	February-2019	29,643,656	—	0	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	17,750	January-2019	16,196,295	—	0	0
Goldman Sachs International	Receive	Goldman Sachs Commodity Strategy 1057	0.40	Monthly	346,500	February-2019	29,944,599	—	(300,728)	(300,728)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	155,000	October-2018	16,636,057	—	(73,625)	(73,625)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	189,000	December-2018	10,373,492	—	(228,539)	(228,539)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	123,500	June-2018	20,681,619	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	37,000	September-2018	4,079,243	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	230,000	November-2018	9,834,207	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	144,000	October-2018	16,156,613	—	(539,179)	(539,179)

Subtotal—Commodity Risk								—	(2,680,075)	(2,680,075)

Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	34	April-2018	6,509,136	—	(70,423)	(70,423)

Subtotal—Equity Risk								—	(70,423)	(70,423)

Subtotal—Depreciation								—	(2,750,498)	(2,750,498)

Total—Over-The-Counter Total Return Swap Agreements								$—	$(2,545,091)	$(2,545,091)

Investments Abbreviations:

EMTN	—	European Medium-Term Notes
LIBOR	—	London Interbank Offered Rate
USD	—	U.S. Dollar

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018, was $24,331,684, which represented 2.09% of the Fund’s Net Assets.

(d)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components

Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 6 Agriculture Commodity Index
	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	4.77
	Corn	4.94
	Cotton No. 2	20.60
	Lean Hogs	0.54
	Live Cattle	0.44
	Soybean Meal	19.74
	Soybean Oil	4.57
	Soybeans	19.36
	Sugar No. 11	20.15
	Wheat	4.72
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	4.77
	Corn	4.94
	Cotton No. 2	20.60
	Lean Hogs	0.54
	Live Cattle	0.44
	Soybean Meal	19.74
	Soybean Oil	4.57
	Soybeans	19.36
	Sugar No. 11	20.15
	Wheat	4.72
	Total	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index

	Long Futures Contracts
	Gas Oil	100.00%
Barclays Commodity Strategy 1452 Excess Return Index

	Long Futures Contracts
	Copper	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components - (continued)

Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1727 Excess Return Index

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	4.77
	Corn	4.94
	Cotton No. 2	20.60
	Lean Hogs	0.54
	Live Cattle	0.44
	Soybean Meal	19.74
	Soybean Oil	4.57
	Soybeans	19.36
	Sugar No. 11	20.15
	Wheat	4.72
	Total	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

	Long Futures Contracts
	Copper	100.00%
Single Commodity Index Excess Return

	Long Futures Contracts
	Gold	100.00%
Goldman Sachs Commodity Strategy 1057

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	4.77
	Corn	4.94
	Cotton No. 2	20.60
	Lean Hogs	0.54
	Live Cattle	0.44
	Soybean Meal	19.74
	Soybean Oil	4.57
	Soybeans	19.36
	Sugar No. 11	20.15
	Wheat	4.72
	Total	100.00%
S&P GSCI Gold Index Excess Return

	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminum Dynamic Selection Index

	Long Futures Contracts
	Aluminum	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components - (continued)

Reference Entity	Underlying Components	Percentage
MLCX Aluminum Annual Excess Return Index

	Long Futures Contracts
	Aluminum	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%

S&P GSCI Aluminum Dynamic Roll Index Excess Return

	Long Futures Contracts
	Aluminum	100.00%

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

(f)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

(g)	Open Over-The-Counter Total Return swap agreements are collateralized by cash held with the swap Counterparties in the amount of $19,524,596.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income–– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$136,215,371	$—	$136,215,371
Commodity Linked Securities	—	24,331,684	—	24,331,684
Money Market Funds	1,012,920,033	—	—	1,012,920,033
Total Investments in Securities	1,012,920,033	160,547,055	—	1,173,467,088
Other Investments – Assets*
Futures Contracts	17,805,131	—	—	17,805,131
Swap Agreements	—	205,407	—	205,407
	17,805,131	205,407	—	18,010,538
Other Investments – Liabilities*
Futures Contracts	(9,067,093)	—	—	(9,067,093)
Swap Agreements	—	(2,750,498)	—	(2,750,498)
	(9,067,093)	(2,750,498)	—	(11,817,591)
Total Other Investments	8,738,038	(2,545,091)	—	6,192,947
Total Investments	$1,021,658,071	$158,001,964	$—	$1,179,660,035
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2018:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$5,115,112	$—	$12,690,019	$17,805,131
Unrealized appreciation on swap agreements—OTC	205,407	—	—	205,407
Total Derivative Assets	5,320,519	—	12,690,019	18,010,538
Derivatives not subject to master netting agreements	(5,115,112)	—	(12,690,019)	(17,805,131)
Total Derivative Assets subject to master netting agreements	$205,407	$—	$—	$205,407

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$(997,043)	$(8,070,050)	$—	$(9,067,093)
Unrealized depreciation on swap agreements—OTC	(2,680,075)	(70,423)	—	(2,750,498)
Total Derivative Liabilities	(3,677,118)	(8,140,473)	—	(11,817,591)
Derivatives not subject to master netting agreements	997,043	8,070,050	—	9,067,093
Total Derivative Liabilities subject to master netting agreements	$(2,680,075)	$(70,423)	$—	$(2,750,498)

Effect of Derivative Investments for the three months ended March 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$2,877,608	$218,735	$(21,066,352)	$(17,970,009)
Swap agreements	5,731,639	974,959	(125,224)	6,581,374
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,754,863)	(14,457,063)	17,121,376	909,450
Swap agreements	(10,332,145)	(404,139)	74,084	(10,662,200)
Total	$(3,477,761)	$(13,667,508)	$(3,996,116)	$(21,141,385)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,276,028,128	$286,969,037

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VK-VICOM-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.20%

Aerospace & Defense–1.62%
Arconic Inc.	349,030	$8,041,651
Textron Inc.	360,416	21,253,732
		29,295,383
Agricultural Products–0.79%
Archer-Daniels-Midland Co.	328,208	14,234,381
Aluminum–0.23%
Alcoa Corp. (b)	91,786	4,126,699
Asset Management & Custody Banks–2.70%
Bank of New York Mellon Corp. (The)	487,668	25,129,532
State Street Corp.	236,293	23,565,501
		48,695,033
Automobile Manufacturers–1.78%
General Motors Co.	883,442	32,104,282
Automotive Retail–0.92%
Advance Auto Parts, Inc.	139,993	16,596,170
Biotechnology–2.95%
Biogen Inc. (b)	55,323	15,148,544
Gilead Sciences, Inc.	180,564	13,612,720
Shire PLC	491,257	24,490,516
		53,251,780
Broadcasting–0.44%
CBS Corp. -Class B	153,433	7,884,922
Building Products–1.51%
Johnson Controls International PLC	773,511	27,258,528
Cable & Satellite–0.96%
Charter Communications, Inc. -Class A (b)	23,538	7,325,497
Comcast Corp. -Class A	292,643	9,999,611
		17,325,108
Communications Equipment–3.04%
Cisco Systems, Inc.	1,280,745	54,931,153
Construction Machinery & Heavy Trucks–0.79%
Caterpillar Inc.	97,132	14,315,314
Consumer Finance–0.86%
Ally Financial Inc.	572,493	15,543,185
Data Processing & Outsourced Services–0.55%
PayPal Holdings, Inc. (b)	131,178	9,952,475

	Shares	Value
Diversified Banks–15.33%
Bank of America Corp.	2,912,931	$87,358,801
Citigroup Inc.	1,401,535	94,603,612
JPMorgan Chase & Co.	611,794	67,278,986
Wells Fargo & Co.	524,775	27,503,458
		276,744,857
Drug Retail–0.68%
CVS Health Corp.	196,494	12,223,892
Electrical Components & Equipment–2.20%
Eaton Corp. PLC	363,729	29,065,584
Emerson Electric Co.	157,038	10,725,696
		39,791,280
Fertilizers & Agricultural Chemicals–0.82%
CF Industries Holdings, Inc.	390,021	14,715,492
Health Care Distributors–1.85%
Cardinal Health, Inc.	287,426	18,015,862
McKesson Corp.	109,604	15,439,915
		33,455,777
Health Care Equipment–0.68%
Medtronic PLC	154,030	12,356,287
Hotels, Resorts & Cruise Lines–1.60%
Carnival Corp.	440,749	28,904,319
Household Products–0.80%
Reckitt Benckiser Group PLC (United Kingdom)	170,407	14,427,177
Hypermarkets & Super Centers–0.78%
Walmart Inc.	159,121	14,156,995
Industrial Conglomerates–0.51%
General Electric Co.	678,680	9,148,606
Industrial Machinery–0.55%
Ingersoll-Rand PLC	116,291	9,944,043
Integrated Oil & Gas–9.21%
BP PLC -ADR (United Kingdom)	850,416	34,475,865
Chevron Corp.	299,539	34,159,427
Occidental Petroleum Corp.	237,184	15,407,473
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	647,169	41,295,854
Suncor Energy, Inc. (Canada)	1,183,388	40,874,221
		166,212,840
Internet Software & Services–1.58%
Altaba Inc. (b)	119,980	8,883,319

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value
Internet Software & Services–(continued)
eBay Inc. (b)	489,924	$19,714,542
		28,597,861
Investment Banking & Brokerage–3.24%
Goldman Sachs Group, Inc. (The)	80,930	20,383,030
Morgan Stanley	707,387	38,170,602
		58,553,632
IT Consulting & Other Services–0.76%
Cognizant Technology Solutions Corp. -Class A	170,952	13,761,636
Life & Health Insurance–2.12%
Aflac, Inc.	233,258	10,207,370
MetLife, Inc.	612,074	28,088,076
		38,295,446
Managed Health Care–1.46%
Anthem, Inc.	120,181	26,403,766
Movies & Entertainment–0.28%
Twenty-First Century Fox, Inc. -Class B	138,904	5,051,939
Multi-Line Insurance–1.49%
American International Group, Inc.	492,798	26,818,067
Oil & Gas Equipment & Services–0.97%
Halliburton Co.	374,108	17,560,630
Oil & Gas Exploration & Production–7.17%
Anadarko Petroleum Corp.	160,249	9,680,642
Canadian Natural Resources Ltd. (Canada)	602,249	18,931,298
Devon Energy Corp.	813,338	25,856,015
Hess Corp.	456,162	23,090,921
Marathon Oil Corp.	1,951,553	31,478,550
Noble Energy, Inc.	389,561	11,803,698
QEP Resources, Inc. (b)	888,337	8,696,819
		129,537,943
Packaged Foods & Meats–1.29%
Danone S.A. (France)	288,135	23,336,404
Paper Packaging–0.84%
International Paper Co.	284,579	15,205,056
Pharmaceuticals–7.31%
Allergan PLC	130,710	21,997,186
Merck & Co., Inc.	311,625	16,974,214
Mylan N.V. (b)	522,500	21,511,325
Novartis AG (Switzerland)	185,409	14,999,968
Pfizer Inc.	937,191	33,260,908
Sanofi -ADR (France)	577,795	23,158,024
		131,901,625

	Shares	Value
Property & Casualty Insurance–1.03%
Allstate Corp. (The)	196,299	$18,609,145
Regional Banks–5.13%
Citizens Financial Group, Inc.	535,236	22,469,208
Fifth Third Bancorp	1,011,471	32,114,204
KeyCorp	376,687	7,364,231
PNC Financial Services Group, Inc. (The)	202,863	30,681,000
		92,628,643
Semiconductors–3.21%
Intel Corp.	650,586	33,882,519
QUALCOMM Inc.	435,268	24,118,200
		58,000,719
Systems Software–1.67%
Microsoft Corp.	330,230	30,140,092
Technology Hardware, Storage & Peripherals–0.69%
NetApp, Inc.	201,834	12,451,139
Wireless Telecommunication Services–0.81%
Vodafone Group PLC (United Kingdom)	5,353,697	14,660,502
Total Common Stocks & Other Equity Interests (Cost $1,433,853,288)		1,719,110,223
Money Market Funds–4.61%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (c)	29,126,304	29,126,304
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (c)	20,801,055	20,798,974
Invesco Treasury Portfolio – Institutional Class, 1.57% (c)	33,287,204	33,287,204
Total Money Market Funds (Cost $83,217,859)		83,212,482
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $1,517,071,147)		1,802,322,705
OTHER ASSETS LESS LIABILITIES–0.19%		3,463,239
NET ASSETS–100.00%		$1,805,785,944

Investment Abbreviations:

ADR	—	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/20/2018	Barclays Bank PLC	CHF	2,410,317	USD	2,539,210	$13,337
04/20/2018	Barclays Bank PLC	GBP	10,052,595	USD	14,161,271	42,933
04/20/2018	CIBC World Markets Corp.	EUR	8,934,156	USD	11,016,485	6,314
04/20/2018	Goldman Sachs International	CHF	2,410,317	USD	2,539,073	13,200
04/20/2018	Goldman Sachs International	EUR	8,934,157	USD	11,019,657	9,486
04/20/2018	Goldman Sachs International	GBP	10,052,595	USD	14,156,115	37,776
04/20/2018	JPMorgan Chase Bank, N.A.	CHF	2,410,317	USD	2,539,367	13,494
04/20/2018	JPMorgan Chase Bank, N.A.	EUR	8,934,157	USD	11,022,337	12,166
04/20/2018	RBC Capital Markets Corp.	EUR	8,934,156	USD	11,020,997	10,826
04/20/2018	RBC Capital Markets Corp.	GBP	10,052,595	USD	14,145,057	26,719
Subtotal—Appreciation						186,251
04/20/2018	Barclays Bank PLC	CAD	12,447,737	USD	9,520,431	(145,165)
04/20/2018	JPMorgan Chase Bank, N.A.	CAD	12,447,738	USD	9,519,384	(146,211)
04/20/2018	RBC Capital Markets Corp.	CAD	12,447,738	USD	9,519,603	(145,992)
Subtotal—Depreciation						(437,368)
Total Forward Foreign Currency Contracts—Currency Risk						$(251,117)

Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar
EUR	—	Euro

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,641,622,833	$77,487,390	$—	$1,719,110,223
Money Market Funds	83,212,482	—	—	83,212,482
Total Investments in Securities	1,724,835,315	77,487,390	—	1,802,322,705
Other Investments – Assets*
Forward Foreign Currency Contracts	—	186,251	—	186,251
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(437,368)	—	(437,368)
Total Other Investments	—	(251,117)	—	(251,117)
Total Investments	$1,724,835,315	$77,236,273	$—	$1,802,071,588
*	Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VICEQ-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–86.45%

Aerospace & Defense–2.55%
General Dynamics Corp.	61,752	$13,641,017
United Technologies Corp.	130,157	16,376,354
		30,017,371
Air Freight & Logistics–1.48%
FedEx Corp.	72,563	17,423,102
Airlines–0.97%
Delta Air Lines, Inc.	208,745	11,441,313
Apparel, Accessories & Luxury Goods–1.42%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	54,073	16,674,842
Auto Parts & Equipment–1.39%
Aptiv PLC	192,129	16,325,201
Biotechnology–5.37%
Biogen Inc. (b)	64,735	17,725,738
BioMarin Pharmaceutical Inc. (b)	92,244	7,478,221
Celgene Corp. (b)	155,862	13,904,449
Shire PLC -ADR	97,512	14,567,318
Vertex Pharmaceuticals Inc. (b)	58,497	9,533,841
		63,209,567
Cable & Satellite–2.41%
Comcast Corp. -Class A	830,414	28,375,246
Casinos & Gaming–1.49%
Wynn Resorts Ltd.	96,034	17,512,760
Consumer Finance–2.47%
American Express Co.	311,605	29,066,514
Data Processing & Outsourced Services–1.54%
Mastercard Inc. -Class A	103,525	18,133,439
Distillers & Vintners–1.52%
Diageo PLC (United Kingdom)	530,033	17,937,786
Diversified Banks–2.74%
Toronto-Dominion Bank (The) (Canada)	265,518	15,066,766
U.S. Bancorp	339,779	17,158,839
		32,225,605
Diversified Capital Markets–0.93%
UBS Group AG (Switzerland)	624,294	10,992,686
Electronic Manufacturing Services–1.34%
TE Connectivity Ltd.	157,913	15,775,509
Footwear–1.41%
NIKE, Inc. -Class B	250,100	16,616,644

	Shares	Value
General Merchandise Stores–1.41%
Dollar General Corp.	177,239	$16,580,708
Health Care Equipment–0.87%
Zimmer Biomet Holdings, Inc.	93,955	10,244,853
Health Care Facilities–1.26%
HCA Healthcare, Inc.	152,818	14,823,346
Health Care Supplies–1.15%
DENTSPLY SIRONA Inc.	270,005	13,583,952
Home Improvement Retail–1.25%
Home Depot, Inc. (The)	82,840	14,765,402
Hotels, Resorts & Cruise Lines–1.25%
Carnival Corp.	224,210	14,703,692
Household Appliances–0.90%
Whirlpool Corp.	69,531	10,645,891
Industrial Conglomerates–2.74%
Honeywell International Inc.	118,684	17,151,025
Siemens AG (Germany)	118,995	15,177,217
		32,328,242
Industrial Machinery–3.20%
Illinois Tool Works Inc.	109,469	17,149,414
Stanley Black & Decker Inc.	134,142	20,550,554
		37,699,968
Insurance Brokers–1.78%
Marsh & McLennan Cos., Inc.	254,504	21,019,485
Integrated Oil & Gas–1.64%
Suncor Energy, Inc. (Canada)	560,524	19,360,499
Internet & Direct Marketing Retail–1.74%
Booking Holdings Inc. (b)	9,873	20,539,690
Internet Software & Services–7.60%
Alphabet Inc. -Class C (b)	37,523	38,715,856
eBay Inc. (b)	569,868	22,931,488
Facebook, Inc. -Class A (b)	174,740	27,921,705
		89,569,049
IT Consulting & Other Services–2.47%
Cognizant Technology Solutions Corp. -Class A	360,703	29,036,592
Life & Health Insurance–1.92%
AIA Group Ltd. (Hong Kong)	2,644,000	22,571,349
Life Sciences Tools & Services–2.19%
Thermo Fisher Scientific, Inc.	124,769	25,759,808

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value
Managed Health Care–1.47%
UnitedHealth Group Inc.	81,189	$17,374,446
Multi-Sector Holdings–1.29%
Berkshire Hathaway Inc. -Class A (b)	51	15,254,100
Oil & Gas Equipment & Services–1.39%
Halliburton Co.	349,347	16,398,348
Oil & Gas Exploration & Production–1.82%
Concho Resources Inc. (b)	142,421	21,410,149
Pharmaceuticals–2.35%
Allergan PLC	96,388	16,221,136
Novo Nordisk A/S -Class B (Denmark)	232,458	11,438,527
		27,659,663
Property & Casualty Insurance–2.77%
Progressive Corp. (The)	535,703	32,640,384
Railroads–1.27%
Norfolk Southern Corp.	110,086	14,947,477
Regional Banks–1.93%
First Republic Bank	246,037	22,785,487
Semiconductors–3.96%
Analog Devices, Inc.	225,796	20,576,790
QUALCOMM Inc.	196,061	10,863,740
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,783,823	15,153,470
		46,594,000
Systems Software–4.52%
Microsoft Corp.	255,402	23,310,540
Oracle Corp.	653,501	29,897,671
		53,208,211
Wireless Telecommunication Services–1.28%
Vodafone Group PLC -ADR (United Kingdom)	540,167	15,027,446
Total Common Stocks & Other Equity Interests (Cost $758,416,960)		1,018,259,822
Money Market Funds–10.69%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (c)	44,058,084	44,058,084
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (c)	31,462,734	31,459,587
Invesco Treasury Portfolio – Institutional Class, 1.57% (c)	50,352,095	50,352,095
Total Money Market Funds (Cost $125,878,271)		125,869,766
TOTAL INVESTMENTS IN SECURITIES–97.14% (Cost $884,295,231)		1,144,129,588
OTHER ASSETS LESS LIABILITIES–2.86%		33,684,267
NET ASSETS–100.00%		$1,177,813,855

Investment Abbreviations:

ADR	—	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018 , there were transfers from Level 1 to Level 2 of $22,571,349 and from Level 2 to Level 1 of $17,937,786, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$926,251,731	$92,008,091	$—	$1,018,259,822
Money Market Funds	125,869,766	—	—	125,869,766
Total Investments	$1,052,121,497	$92,008,091	$—	$1,144,129,588

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VICPB-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Principal Amount	Value
Bonds & Notes–66.68%

Advertising–0.02%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$4,000	$4,160
Aerospace & Defense–0.07%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/2023(b)	2,000	2,005
7.50%, 03/15/2025(b)	4,000	4,125
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	2,000	2,055
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	2,000	2,055
6.50%, 05/15/2025	3,000	3,037
		13,277
Agricultural & Farm Machinery–0.03%
Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(b)	5,000	5,163
Air Freight & Logistics–0.01%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	2,000	2,070
Airlines–4.75%
Air Canada Pass Through Trust (Canada), Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 07/15/2031(b)	37,000	36,561
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 07/15/2027(b)	39,000	38,278
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 07/15/2031(b)	38,000	37,077
American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	27,566	27,757
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	29,700	29,459
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 04/15/2027	35,000	34,228
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	50,564	47,884

	Principal Amount	Value
Airlines–(continued)
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	$24,986	$24,977
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	33,615	34,665
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	40,362	40,140
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 04/15/2031	46,000	45,381
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	36,000	35,343
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	22,118	22,407
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 2.88%, 03/13/2020	27,000	26,834
3.63%, 03/15/2022	45,000	44,973
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	103,425	102,132
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	38,240	38,797
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 07/07/2027	37,000	36,290
Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	43,000	41,912
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 09/01/2031	62,000	61,554
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	58,000	57,412
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	679	720
		864,781
Alternative Carriers–0.04%
CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	2,000	2,050
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	1,000	1,010

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Alternative Carriers–(continued)
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	$5,000	$4,862
		7,922
Aluminum–0.02%
Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	2,000	1,975
6.25%, 08/15/2024(b)	2,000	2,055
		4,030
Apparel Retail–0.23%
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	39,000	40,657
6.88%, 11/01/2035	2,000	1,950
		42,607
Apparel, Accessories & Luxury Goods–0.02%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2026(b)	3,000	2,925
Asset Management & Custody Banks–1.02%
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	90,000	98,334
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	75,000	81,979
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	5,000	5,431
		185,744
Auto Parts & Equipment–0.06%
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	5,100
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	1,000	961
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	2,000	1,990
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	2,000	2,028
		10,079
Automobile Manufacturers–0.21%
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	39,009
Automotive Retail–0.10%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	12,000	12,559

	Principal Amount	Value
Automotive Retail–(continued)
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	$2,000	$2,010
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	2,000	2,018
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	2,000	1,970
		18,557
Brewers–1.12%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.65%, 02/01/2026	55,000	54,732
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/13/2028	45,000	45,582
4.38%, 04/15/2038	28,000	28,582
4.60%, 04/15/2048	23,000	23,807
4.75%, 04/15/2058	49,000	50,222
		202,925
Broadcasting–0.09%
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,000	6,015
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,000	3,128
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,000	3,929
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	3,000	3,056
		16,128
Building Products–0.51%
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	2,000	2,026
Standard Industries Inc., Sr. Unsec. Notes, 4.75%, 01/15/2028(b)	43,000	40,676
5.00%, 02/15/2027(b)	3,000	2,920
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	48,000	45,240
William Lyon Homes Inc., Sr. Unsec. Notes, 6.00%, 09/01/2023(b)	2,000	2,006
		92,868
Cable & Satellite–0.43%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	2,000	2,035
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	6,000	5,985

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.83%, 10/23/2055	$27,000	$31,285
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	7,000	7,307
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	15,000	14,999
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	8,000	7,160
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	2,000	1,625
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	4,000	3,720
7.50%, 04/01/2021	2,000	1,820
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2024(b)	2,000	2,065
		78,001
Casinos & Gaming–0.11%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	4,000	4,235
MGM Resorts International, Sr. Unsec. Gtd. Notes, 7.75%, 03/15/2022	5,000	5,581
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	3,000	3,150
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	2,000	2,161
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	5,000	5,038
		20,165
Coal & Consumable Fuels–0.01%
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	2,000	2,070
Commodity Chemicals–0.02%
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	4,000	4,115
Communications Equipment–0.19%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	6,000	6,273
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	2,000	1,967
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,385

	Principal Amount	Value
Communications Equipment–(continued)
Motorola Solutions, Inc., Sr. Unsec. Global Notes, 4.60%, 02/23/2028	$20,000	$20,157
		33,782
Construction Machinery & Heavy Trucks–0.06%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	3,131
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	3,000	3,105
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,000	4,010
		10,246
Construction Materials–0.14%
Martin Marietta Materials, Inc., Sr. Unsec. Global Notes, 4.25%, 12/15/2047	27,000	25,021
Consumer Finance–0.56%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	2,000	1,983
5.13%, 09/30/2024	3,000	3,071
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	2,000	2,155
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.05%, 03/09/2022	35,000	34,345
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	58,000	56,768
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	2,000	2,120
8.00%, 03/25/2020	2,000	2,130
		102,572
Copper–0.34%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	2,000	2,009
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	4,000	3,821
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	33,000	35,021
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 5.88%, 04/23/2045	18,000	20,375
		61,226
Data Processing & Outsourced Services–0.02%
First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	4,000	4,215

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Distillers & Vintners–0.45%
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 02/15/2023	$29,000	$28,465
3.60%, 02/15/2028	32,000	30,915
4.10%, 02/15/2048	25,000	23,282
		82,662
Diversified Banks–7.74%
Bank of America Corp., Sr. Unsec. Global Notes, 3.71%, 04/24/2028	25,000	24,594
Sr. Unsec. Medium-Term Global Notes, 3.59%, 07/21/2028	50,000	48,587
Series M, Jr. Unsec. Sub. Bonds, 8.13%(c)	125,000	125,719
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	85,000	91,490
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	30,000	32,250
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	20,000	20,151
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	164,250
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	58,000	56,802
Citigroup Inc., Sr. Unsec. Global Notes, 2.88%, 07/24/2023	20,000	19,475
3.67%, 07/24/2028	75,000	73,155
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	40,000	41,525
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	30,000	31,725
Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	50,000	52,540
HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 6.00%(c)	200,000	199,000
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	46,102
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.54%, 05/01/2028	17,000	16,620
3.78%, 02/01/2028	35,000	34,745
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	65,000	63,216
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	35,000	33,583

	Principal Amount	Value
Diversified Banks–(continued)
Series I, Jr. Unsec. Sub. Global Notes, 7.90%(c)	$30,000	$30,190
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	40,000	40,406
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	50,000	47,750
Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Global Notes, 6.00%, 12/19/2023	5,000	5,331
Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	25,000	25,634
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	45,000	47,396
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	40,000	37,005
		1,409,241
Diversified Chemicals–0.08%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	9,000	9,484
7.00%, 05/15/2025	2,000	2,170
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	2,000	1,970
		13,624
Diversified Metals & Mining–0.04%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	4,000	4,245
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	2,000	2,130
		6,375
Diversified REITs–1.13%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	2,000	2,007
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	203,500
		205,507
Diversified Support Services–0.01%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	2,000	2,028

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Drug Retail–2.91%
CVS Health Corp., Sr. Unsec. Global Notes, 3.70%, 03/09/2023	$74,000	$74,309
4.10%, 03/25/2025	43,000	43,331
4.30%, 03/25/2028	107,000	107,873
4.78%, 03/25/2038	102,000	103,536
5.05%, 03/25/2048	48,000	50,581
CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	139,721	149,476
		529,106
Electric Utilities–0.18%
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	32,000	33,251
Electronic Equipment & Instruments–0.03%
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	6,000	5,927
Electronic Manufacturing Services–0.08%
Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	15,000	14,562
Environmental & Facilities Services–0.05%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	2,000	2,025
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	3,000	2,940
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	2,000	1,980
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	2,000	1,975
		8,920
Financial Exchanges & Data–1.93%
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	110,000	116,321
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	44,864
4.88%, 02/15/2024	138,000	146,537
5.25%, 07/15/2044	35,000	40,998
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	3,000	3,149
		351,869
Food Distributors–0.02%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	4,000	4,110

	Principal Amount	Value
Food Retail–0.05%
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	$6,000	$5,407
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	4,000	4,019
		9,426
Gas Utilities–0.04%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	4,000	3,995
5.88%, 08/20/2026	2,000	1,965
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	2,000	1,935
		7,895
General Merchandise Stores–0.73%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	127,000	132,984
Health Care Distributors–0.26%
AmerisourceBergen Corp., Sr. Unsec. Global Notes, 4.30%, 12/15/2047	49,000	46,396
Health Care Equipment–0.52%
Becton, Dickinson and Co., Sr. Unsec. Notes, 3.70%, 06/06/2027	39,000	37,701
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	2,000	1,992
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 11/15/2027	17,000	16,426
Zimmer Biomet Holdings, Inc., Sr. Unsec. Floating Rate Global Notes, 2.93% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	38,000	38,064
		94,183
Health Care Facilities–0.61%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	2,000	2,090
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	6,000	5,557
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	2,000	2,050
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	19,000	19,974
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	4,000	4,099
5.50%, 06/15/2047	62,000	60,062
Sr. Unsec. Gtd. Notes, 5.88%, 02/15/2026	8,000	8,160

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Health Care Facilities–(continued)
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	$2,000	$1,963
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	2,000	2,115
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	2,000	1,965
8.13%, 04/01/2022	2,000	2,093
		110,128
Health Care REITs–0.74%
HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	71,000	72,459
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	20,000	19,857
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	42,945
		135,261
Health Care Services–0.08%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	2,000	2,000
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	2,000	1,938
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	2,000	2,020
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	2,000	2,075
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	4,000	4,140
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	2,000	1,950
8.88%, 04/15/2021(b)	1,000	1,048
		15,171
Home Entertainment Software–0.22%
Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	40,000	40,659
Homebuilding–1.02%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	2,000	1,960
6.88%, 02/15/2021(b)	2,000	2,015
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	3,000	2,985
8.75%, 03/15/2022	3,000	3,240
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	3,000	3,308

	Principal Amount	Value
Homebuilding–(continued)
Lennar Corp., Sr. Unsec. Gtd. Notes, 8.38%, 01/15/2021(b)	$2,000	$2,225
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	174,000	163,777
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	2,000	2,120
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	3,000	3,112
	184,742
Hotel & Resort REITs–0.20%
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	35,000	35,470
Hotels, Resorts & Cruise Lines–0.30%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	57,000	54,712
Household Products–0.22%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	35,857	36,350
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,098
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	2,000	2,050
	40,498
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	5,000	5,194
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,000	2,112
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,000	2,070
	9,376
Industrial Machinery–0.05%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	8,000	8,330
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	1,000	1,004
	9,334
Integrated Oil & Gas–1.08%
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	2,000	1,938
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	23,000	23,821
Sr. Unsec. Gtd. Global Notes, 6.50%, 03/13/2027	23,000	24,593
Sr. Unsec. Gtd. Notes, 5.35%, 02/12/2028(b)	70,000	68,950
Sr. Unsec. Notes, 6.35%, 02/12/2048(b)	80,000	77,700
	197,002

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–3.15%
AT&T Inc., Sr. Unsec. Global Notes, 3.90%, 08/14/2027	$78,000	$78,634
5.15%, 02/14/2050	141,000	142,728
5.25%, 03/01/2037	35,000	37,087
5.30%, 08/14/2058	191,000	193,043
5.70%, 03/01/2057	35,000	37,729
Sr. Unsec. Notes, 4.45%, 04/01/2024	30,000	30,992
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	1,800
Frontier Communications Corp., Sr. Unsec. Global Notes, 11.00%, 09/15/2025	2,000	1,509
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	2,000	2,355
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	22,000	19,843
4.81%, 03/15/2039	27,000	27,671
		573,391
Internet & Direct Marketing Retail–0.32%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	61,000	58,873
Internet Software & Services–0.01%
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	2,000	1,980
Investment Banking & Brokerage–1.91%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	37,064
E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30% (c)	50,000	49,187
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.27%, 09/29/2025	50,000	48,149
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	55,000	56,100
Series P, Jr. Unsec. Sub. Notes, 5.00% (c)	40,000	39,000
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	49,000	45,750
Morgan Stanley, Sr. Unsec. Global Notes, 3.59%, 07/22/2028	75,000	72,580
		347,830
Leisure Facilities–0.01%
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	2,000	1,953

	Principal Amount	Value
Leisure Products–0.30%
Mattel, Inc., Sr. Unsec. Global Notes, 2.35%, 05/06/2019	$49,000	$48,142
5.45%, 11/01/2041	2,000	1,641
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	4,000	3,921
Sr. Unsec. Notes, 6.20%, 10/01/2040	2,000	1,710
		55,414
Life & Health Insurance–4.31%
American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	40,000	40,588
Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	90,000	86,476
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	200,000	190,880
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	65,000	66,608
Series D, Jr. Unsec. Sub. Global Notes, 5.88%(c)	55,000	56,031
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	173,964
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	40,000	38,270
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	130,000	131,462
		784,279
Life Sciences Tools & Services–0.01%
Charles River Laboratories International, Inc., Sr. Unsec. Notes, 5.50%, 04/01/2026(b)	2,000	2,038
Managed Health Care–0.49%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	2,000	1,955
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	46,457
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	1,000	938
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	35,000	35,466
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	5,000	5,031
		89,847

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Metal & Glass Containers–0.04%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	$3,000	$3,101
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	2,000	2,073
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	2,000	1,910
		7,084
Movies & Entertainment–0.34%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	5,000	4,944
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	2,000	2,085
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	55,000	55,521
		62,550
Multi-Line Insurance–1.25%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	42,000	41,330
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	20,000	19,188
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	45,000	44,587
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	15,000	15,442
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	107,331
		227,878
Multi-Utilities–0.33%
Sempra Energy, Sr. Unsec. Global Notes, 2.90%, 02/01/2023	25,000	24,475
3.80%, 02/01/2038	37,000	34,924
		59,399
Office REITs–0.36%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	40,000	39,190
Hudson Pacific Properties, LP, Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	27,000	25,912
		65,102
Office Services & Supplies–0.49%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/2021	55,000	52,662
4.70%, 04/01/2023	39,000	36,855
		89,517

	Principal Amount	Value
Oil & Gas Drilling–0.05%
Ensco PLC, Sr. Unsec. Global Notes, 7.75%, 02/01/2026	$2,000	$1,840
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	2,000	1,865
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	2,000	1,885
6.50%, 12/15/2021	2,000	2,025
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,000	1,772
		9,387
Oil & Gas Equipment & Services–0.04%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	2,000	1,995
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,000	2,040
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	2,000	1,435
8.25%, 06/15/2023	2,000	1,745
		7,215
Oil & Gas Exploration & Production–0.55%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	2,000	2,050
Ascent Resources - Utica, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	2,000	2,170
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	2,000	2,056
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	52,000	52,773
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	3,000	2,899
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	2,000	2,020
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	4,000	3,815
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	3,000	3,180
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	2,000	2,033
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	2,000	2,077

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	$2,000	$1,935
5.63%, 03/01/2026	2,000	1,895
Sr. Unsec. Notes, 6.88%, 03/01/2021	2,000	2,130
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/01/2022	2,000	2,020
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	2,000	2,077
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	2,000	2,010
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	2,000	1,925
7.50%, 04/01/2026	2,000	2,030
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	4,000	4,060
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	3,000	3,022
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	2,000	1,980
		100,157
Oil & Gas Refining & Marketing–0.02%
Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	2,000	2,015
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	2,000	1,933
		3,948
Oil & Gas Storage & Transportation–6.95%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	200,000	191,450
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	2,000	2,025
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	4,000	4,140
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Global Notes, 4.65%, 06/01/2021	26,000	26,791
Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	225,000	215,578
Series B, Jr. Unsec. Sub. Global Notes, 6.63%(c)	106,000	101,031

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	$25,000	$24,423
Series A, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 5.48% (3 mo. USD LIBOR + 3.71%), 08/01/2066 (d)	79,000	79,301
Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	42,000	41,307
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	2,000	2,050
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	32,000	33,149
Sr. Unsec. Global Notes, 4.90%, 04/15/2058	20,000	19,285
5.50%, 02/15/2023	92,000	94,530
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	23,000	22,741
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	13,000	12,968
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	181,000	175,117
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.00%, 03/15/2027	27,000	28,053
SemGroup Corp./ Rose Rock Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 11/15/2023	2,000	1,900
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	2,000	1,998
5.25%, 05/01/2023	69,000	69,690
Western Gas Partners, LP, Sr. Unsec. Notes, 5.30%, 03/01/2048	30,000	29,773
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	4,000	4,048
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	83,000	84,347
		1,265,695
Other Diversified Financial Services–0.60%
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	100,000	104,878
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	2,000	1,979
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,000	2,118
		108,975

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–0.14%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	$2,000	$1,867
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	2,000	1,875
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	20,000	18,293
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	4,000	3,985
		26,020
Paper Packaging–0.01%
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	2,000	2,005
Paper Products–0.01%
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	2,000	2,100
Pharmaceuticals–0.09%
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	2,000	1,883
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024(b)	1,000	972
Valeant Pharmaceuticals International, Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	4,000	3,909
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	9,000	8,629
		15,393
Property & Casualty Insurance–0.79%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	20,000	20,304
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	22,000	24,370
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	45,000	55,800
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	42,343
		142,817
Publishing–0.28%
Meredith Corp., Sr. Unsec. Notes, 6.88%, 02/01/2026(b)	50,000	51,437
Railroads–0.28%
CSX Corp., Sr. Unsec. Global Notes, 4.30%, 03/01/2048	49,000	48,840

	Principal Amount	Value
Railroads–(continued)
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	$2,000	$2,060
		50,900
Regional Banks–0.90%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	3,000	3,079
5.00%, 08/01/2023	2,000	2,052
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	56,434
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	39,367
Huntington Bancshares, Inc., Series E, Jr. Unsec. Sub. Global Notes, 5.70%(c)	31,000	31,213
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	33,000	31,955
		164,100
Reinsurance–0.17%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	30,000	31,181
Residential REITs–0.64%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	115,824
Restaurants–0.68%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	6,000	5,743
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	47,000	47,235
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	2,000	2,021
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	2,000	2,090
Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	15,000	14,970
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	50,000	49,130
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	2,000	1,932
		123,121
Retail REITs–0.07%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	13,000	12,563

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Semiconductor Equipment–0.01%
Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(b)	$2,000	$1,960
Semiconductors–0.17%
Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	30,000	29,407
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	2,000	2,085
		31,492
Sovereign Debt–1.35%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Notes, 4.63%, 01/11/2023	112,000	108,109
5.88%, 01/11/2028	67,000	63,139
Sr. Unsec. Notes, 7.13%, 06/28/2117(b)	1,000	924
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	28,000	30,554
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,362
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	8,384
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	20,657
		246,129
Specialized Consumer Services–0.03%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,000	1,940
Sr. Unsec. Notes, 7.45%, 08/15/2027	3,000	3,247
		5,187
Specialized Finance–2.75%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	235,000	254,681
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	64,000	61,374
3.38%, 06/01/2021	60,000	60,129
3.63%, 12/01/2027	35,000	33,231
3.88%, 04/01/2021	85,000	86,321
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	2,000	2,068
5.50%, 02/15/2022	2,000	2,095
		499,899

	Principal Amount	Value
Specialized REITs–1.22%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	$57,000	$54,893
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	120,000	124,281
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,000	5,225
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	2,000	2,035
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	2,000	2,077
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	2,000	1,923
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	4,000	3,940
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	25,000	25,105
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	2,000	1,967
		221,446
Specialty Chemicals–0.05%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	2,000	2,035
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	2,000	2,230
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	4,000	3,915
		8,180
Steel–0.11%
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2025(b)	2,000	1,918
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	15,000	15,280
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	3,000	3,097
		20,295
Systems Software–0.38%
Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	24,000	25,839
VMware, Inc., Sr. Unsec. Global Notes, 2.30%, 08/21/2020	45,000	43,786
		69,625
Technology Distributors–0.20%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	34,954
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	2,000	2,000
		36,954

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–1.14%
Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	$20,000	$20,829
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	92,000	99,179
8.35%, 07/15/2046(b)	61,000	77,615
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	6,000	6,411
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	4,000	4,225
		208,259
Trading Companies & Distributors–0.06%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	4,000	4,010
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	2,000	2,022
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,000	2,175
United Rentals North America, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	2,000	2,020
		10,227
Trucking–0.15%
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	12,000	11,730
4.50%, 08/01/2022(b)	17,000	16,171
		27,901
Wireless Telecommunication Services–2.47%
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	8,000	8,420
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	3,000	3,109
7.88%, 09/15/2023	4,000	4,095
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec. Gtd. First Lien Notes, 4.74%, 03/20/2025(b)	200,000	201,500
5.15%, 03/20/2028(b)	209,000	210,567
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	6,000	6,285
Sr. Unsec. Gtd. Notes, 4.50%, 02/01/2026	16,000	15,380
		449,356
Total Bonds & Notes (Cost $12,096,872)		12,140,960

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.57%

Collateralized Mortgage Obligations–0.17%
Freddie Mac Whole Loan Securities Trust, 3.50%, 05/25/2047	$31,366	$31,577
Federal Home Loan Mortgage Corp. (FHLMC)–3.48%
Pass Through Ctfs., 6.50%, 07/01/2031 to 08/01/2032	1,453	1,637
Pass Through Ctfs., TBA, 3.50%, 05/01/2048(f)	488,000	488,122
4.00%, 05/01/2048(f)	140,000	143,406
		633,165
Federal National Mortgage Association (FNMA)–11.82%
Pass Through Ctfs., 5.00%, 11/01/2018	553	562
7.50%, 04/01/2029	1,911	2,062
3.50%, 12/01/2030	53,907	55,061
6.50%, 09/01/2031	867	971
7.00%, 09/01/2032	5,233	5,517
Pass Through Ctfs., TBA, 2.50%, 05/01/2033(f)	291,000	284,715
3.00%, 05/01/2033 to 05/01/2048(f)	829,000	815,759
3.50%, 05/01/2033 to 05/01/2048(f)	657,000	659,802
4.00%, 05/01/2048(f)	320,000	327,697
		2,152,146
Government National Mortgage Association (GNMA)–3.10%
Pass Through Ctfs., 7.50%, 06/15/2023	1,704	1,798
8.50%, 11/15/2024	953	956
7.00%, 07/15/2031 to 08/15/2031	1,036	1,173
6.50%, 11/15/2031 to 03/15/2032	2,436	2,726
6.00%, 11/15/2032	1,196	1,357
Pass Through Ctfs., TBA, 3.00%, 05/01/2048(f)	345,000	338,775
4.00%, 05/01/2048(f)	212,000	217,522
		564,307
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,380,524)		3,381,195

Asset-Backed Securities–12.02%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 3.74%, 02/25/2035(g)	20,019	20,213
Angel Oak Mortgage Trust LLC, Series 2017-3, Class A1, Variable Rate Pass Through Ctfs., 2.71%, 11/25/2047(b)(g)	45,476	45,587
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(g)	70,000	71,732

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 2.57% (1 mo. USD LIBOR + 0.79%), 07/15/2032 (b)(d)	$100,000	$100,194
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.83% (1 mo. USD LIBOR + 1.05%), 07/15/2032 (b)(d)	100,000	100,256
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 3.38% (1 mo. USD LIBOR + 1.60%), 07/15/2032 (b)(d)	100,000	100,203
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(g)	71,166	70,640
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(g)	78,112	77,353
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.68%, 05/10/2048(b)(g)	150,000	150,769
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.55%, 08/10/2048(g)	72,000	74,967
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	100,000	98,396
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 3.68%, 06/25/2034(g)	29,213	29,595
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	67,103	67,769
Dominos Pizza Master Issuer LLC, Series 2017-1A, Class A2II, Pass Through Ctfs., 3.08%, 07/25/2047(b)	49,750	48,804
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.90%, 04/19/2036(g)	79,078	75,066
HMH Trust, Series 2017-NSS, Class A, Pass Through Ctfs., 3.06%, 07/05/2031(b)	100,000	97,816
Invitation Homes Trust, Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.26% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	100,000	100,791
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, Variable Rate Pass Through Ctfs., 3.96%, 04/15/2046(g)	50,000	49,188

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.34%, 11/25/2035(g)	$21,190	$21,376
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(g)	15,044	15,067
Series 2017-CLS, Class A, Floating Rate Pass Through Ctfs., 2.48% (1 mo. USD LIBOR + 0.70%), 11/15/2034 (b)(d)	99,000	99,223
Series 2017-CLS, Class B, Floating Rate Pass Through Ctfs., 2.63% (1 mo. USD LIBOR + 0.85%), 11/15/2034 (b)(d)	49,000	49,095
Series 2017-CLS, Class C, Floating Rate Pass Through Ctfs., 2.78% (1 mo. USD LIBOR + 1.00%), 11/15/2034 (b)(d)	33,000	33,084
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.73% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	100,000	101,227
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 3.69%, 09/25/2034(g)	22,289	22,109
Structured Asset Securities Corp., Series 2003-34A, Class 5A5, Variable Rate Pass Through Ctfs., 3.59%, 11/25/2033(g)	94,423	95,218
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 3.40%, 04/25/2045(g)	75,556	76,100
Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.47%, 07/25/2045(g)	33,013	32,239
Towd Point Mortgage Trust, Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(g)	82,176	81,681
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(g)	8,226	8,215
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.74%, 12/25/2034(g)	30,121	30,758
Wendys Funding LLC, Series 2018-1A, Class A2II, Pass Through Ctfs., 3.88%, 03/15/2048(b)	60,000	59,518
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	80,000	83,101
Total Asset-Backed Securities (Cost $2,189,809)		2,187,350

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
U.S. Treasury Securities–2.86%

U.S. Treasury Bills–0.14%
1.59%, 07/26/2018(h)(i)	$25,000	$24,860
U.S. Treasury Notes–2.36%
2.38%, 03/15/2021	66,500	66,466
2.63%, 02/28/2023	172,800	173,286
2.75%, 02/28/2025	92,100	92,444
2.75%, 02/15/2028	97,700	97,689
		429,885
U.S. Treasury Bonds–0.36%
2.75%, 11/15/2047	68,700	65,544
Total U.S. Treasury Securities (Cost $516,689)		520,289

	Shares

Preferred Stocks–1.14%

Diversified Banks–0.02%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	3	3,870
Investment Banking & Brokerage–0.77%
Morgan Stanley, Series F, 6.88% Pfd.	5,000	140,150
Regional Banks–0.04%
SunTrust Banks, Inc., Series G, 5.05% Pfd.	7,000	6,974
Reinsurance–0.31%
Reinsurance Group of America, Inc., 6.20% Pfd.	2,000	56,620
Total Preferred Stocks (Cost $185,862)		207,614

	Principal Amount	Value
Municipal Obligations–0.34%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $50,000)	$50,000	$62,279
Variable Rate Senior Loan Interests–0.33%(j)

Food Retail–0.33%
Albertson’s LLC, Term Loan B-4, 4.40% (1 mo. USD LIBOR + 2.75%), 08/25/2021 (Cost $58,415)	60,695	60,036

	Shares

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%
Adelphia Recovery Trust -Series ACC-1 (k)	87,412	44
Diversified Support Services–0.00%
ACC Claims Holdings, LLC (l)	73,980	259
Total Common Stocks & Other Equity Interests (Cost $22,181)		303
Money Market Funds–15.29%
Invesco Government & Agency Portfolio –Institutional Class, 1.55% (m)	974,430	974,430
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (m)	695,892	695,823
Invesco Treasury Portfolio –Institutional Class, 1.57% (m)	1,113,634	1,113,634
Total Money Market Funds (Cost $2,784,092)		2,783,887
TOTAL INVESTMENTS IN SECURITIES–117.23% (Cost $21,284,444)		21,343,913
OTHER ASSETS LESS LIABILITIES–(17.23)%		(3,136,480)
NET ASSETS–100.00%		$18,207,433

Investment Abbreviations:

Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
LIBOR	—London Interbank Offered Rate
Pfd.	—Preferred
PIK	—Pay-in-Kind

RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured
USD	—U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $4,955,280, which represented 27.22% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2018.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1H.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect March 31, 2018.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as LIBOR, on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 5 Year Notes	14	June-2018	$1,602,453	$5,061	$5,061
U.S. Treasury 10 Year Ultra Bonds	1	June-2018	129,860	1,607	1,607
U.S. Treasury Long Bonds	3	June-2018	439,875	11,055	11,055
Subtotal—Long Futures Contracts				17,723	17,723
Short Futures Contracts
U.S. Treasury 2 Year Notes	5	June-2018	(1,063,047)	302	302
U.S. Treasury Ultra Bonds	1	June-2018	(160,469)	(5,342)	(5,342)
Subtotal—Short Futures Contracts				(5,040)	(5,040)
Total Futures Contracts —Interest Rate Risk				$12,683	$12,683

Open Forward Foreign Currency Contracts—Currency Risk

Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
05/31/2018	Goldman Sachs International	EUR	101,288	USD	125,671	$ 466

Abbreviations:

EUR	—	Euro

USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. Core Plus Bond Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Invesco V.I. Core Plus Bond Fund

I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds & Notes	$—	$12,140,960	$—	$12,140,960
U.S. Government Sponsored Mortgage Backed Securities	—	3,381,195	—	3,381,195
Asset-Backed Securities	—	2,187,350	—	2,187,350
U.S. Treasury Securities	—	520,289	—	520,289
Preferred Stocks	200,640	6,974	—	207,614
Municipal Obligations	—	62,279	—	62,279
Variable Rate Senior Loan Interests	—	60,036	—	60,036
Common Stocks & Other Equity Interests	—	303	—	303
Money Market Funds	2,783,887	—	—	2,783,887
Total Investments in Securities	2,984,527	18,359,386	—	21,343,913
Other Investments – Assets*
Forward Foreign Currency Contracts	—	466	—	466
Futures Contracts	18,025	—	—	18,025
	18,025	466	—	18,491
Other Investments – Liabilities*
Futures Contracts	(5,342)	—	—	(5,342)
Total Other Investments	12,683	466	—	13,149
Total Investments	$2,997,210	$18,359,852	$—	$21,357,062
*	Unrealized appreciation (depreciation).

Invesco V.I. Core Plus Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2018:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$18,025	$18,025
Unrealized appreciation on forward foreign currency contracts outstanding	466	—	466
Total Derivative Assets	466	18,025	18,491
Derivatives not subject to master netting agreements	—	(18,025)	(18,025)
Total Derivative Assets subject to master netting agreements	$466	$—	$466

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$(5,342)	$(5,342)
Derivatives not subject to master netting agreements	—	5,342	5,342
Total Derivative Liabilities subject to master netting agreements	$—	$—	$—

(a) Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended March 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(5,193)	$—	$(5,193)
Futures contracts	—	(67,691)	(67,691)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,788	—	2,788
Futures contracts	—	16,493	16,493
Total	$(2,405)	$(51,198)	$(53,603)

The table below summarizes the three months average notional value of forward foreign currency contracts and futures contracts, outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$125,204	$ 3,182,867

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VIDDI-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.70%

Aerospace & Defense–1.82%
General Dynamics Corp.	34,632	$7,650,209
Raytheon Co.	17,235	3,719,657
		11,369,866
Air Freight & Logistics–1.29%
United Parcel Service, Inc. -Class B	77,031	8,062,064
Apparel Retail–0.90%
TJX Cos., Inc. (The)	68,923	5,621,360
Apparel, Accessories & Luxury Goods–1.00%
Columbia Sportswear Co.	42,700	3,263,561
Tapestry, Inc.	55,766	2,933,849
		6,197,410
Asset Management & Custody Banks–0.50%
Federated Investors, Inc. -Class B	93,939	3,137,563
Brewers–1.77%
Heineken N.V. (Netherlands)	102,176	10,995,966
Consumer Finance–1.64%
American Express Co.	109,347	10,199,888
Data Processing & Outsourced Services–1.12%
Automatic Data Processing, Inc.	61,685	7,000,014
Electric Utilities–10.47%
American Electric Power Co., Inc.	126,688	8,689,530
Duke Energy Corp.	120,764	9,355,587
Entergy Corp.	152,953	12,049,637
Exelon Corp.	392,138	15,297,303
PPL Corp.	449,560	12,718,053
SSE PLC (United Kingdom)	397,916	7,132,162
		65,242,272
Electrical Components & Equipment–2.40%
ABB Ltd. (Switzerland)	316,497	7,537,167
Emerson Electric Co.	108,327	7,398,734
		14,935,901
Fertilizers & Agricultural Chemicals–0.56%
Nutrien Ltd. (Canada)	74,117	3,502,782
Food Distributors–1.36%
Sysco Corp.	140,889	8,447,704
General Merchandise Stores–1.89%
Target Corp.	169,710	11,782,965
Health Care Equipment–0.75%
Stryker Corp.	29,125	4,686,795

	Shares	Value
Hotels, Resorts & Cruise Lines–0.48%
Accor S.A. (France)	55,412	$2,993,201
Household Products–3.22%
Kimberly-Clark Corp.	78,526	8,648,069
Procter & Gamble Co. (The)	144,215	11,433,365
		20,081,434
Housewares & Specialties–0.19%
Newell Brands, Inc.	47,470	1,209,536
Human Resource & Employment Services–0.49%
Robert Half International, Inc.	53,088	3,073,264
Industrial Conglomerates–0.93%
Siemens AG (Germany)	45,540	5,808,399
Industrial Machinery–2.11%
Flowserve Corp.	213,514	9,251,561
Pentair PLC (United Kingdom)	57,230	3,899,080
		13,150,641
Integrated Oil & Gas–5.05%
Royal Dutch Shell PLC -Class B (United Kingdom)	144,316	4,650,902
Suncor Energy, Inc. (Canada)	393,364	13,583,332
TOTAL S.A. (France)	233,231	13,254,831
		31,489,065
Integrated Telecommunication Services–5.37%
AT&T Inc.	507,456	18,090,807
BT Group PLC (United Kingdom)	2,350,764	7,503,762
Deutsche Telekom AG (Germany)	481,546	7,850,548
		33,445,117
Motorcycle Manufacturers–0.92%
Harley-Davidson, Inc.	133,799	5,737,301
Movies & Entertainment–0.87%
Time Warner Inc.	57,446	5,433,243
Multi-Line Insurance–2.69%
Hartford Financial Services Group, Inc. (The)	325,354	16,762,238
Multi-Utilities–4.78%
Consolidated Edison, Inc.	121,727	9,487,402
Dominion Energy, Inc.	164,988	11,125,141
Sempra Energy	82,202	9,142,507
		29,755,050
Oil & Gas Equipment & Services–0.74%
Baker Hughes, a GE Co.	166,587	4,626,121
Oil & Gas Exploration & Production–1.88%
ConocoPhillips	197,805	11,727,858

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–7.17%
Campbell Soup Co.	203,142	$8,798,080
Danone S.A. (France)	54,914	4,447,552
General Mills, Inc.	364,536	16,425,992
Kraft Heinz Co. (The)	110,101	6,858,191
Mondelez International, Inc. -Class A	195,006	8,137,601
		44,667,416
Paper Packaging–2.21%
Avery Dennison Corp.	28,340	3,011,125
International Paper Co.	132,162	7,061,416
Sonoco Products Co.	75,988	3,685,418
		13,757,959
Personal Products–1.11%
L’Oreal S.A. (France)	30,634	6,920,185
Pharmaceuticals–6.28%
Bayer AG (Germany)	57,348	6,484,253
Bristol-Myers Squibb Co.	186,616	11,803,462
Eli Lilly and Co.	117,618	9,100,105
Johnson & Johnson	39,411	5,050,520
Merck & Co., Inc.	123,017	6,700,736
		39,139,076
Property & Casualty Insurance–1.17%
Travelers Cos., Inc. (The)	52,336	7,267,377
Regional Banks–7.80%
Cullen/Frost Bankers, Inc.	39,382	4,177,249
Fifth Third Bancorp	254,377	8,076,470
KeyCorp	245,033	4,790,395
M&T Bank Corp.	64,649	11,918,690
PNC Financial Services Group, Inc. (The)	59,469	8,994,091
Zions Bancorp.	201,773	10,639,490
		48,596,385
Restaurants–0.70%
Darden Restaurants, Inc.	51,038	4,350,989
Soft Drinks–2.49%
Coca-Cola Co. (The)	357,423	15,522,881
Specialized REITs–1.62%
Weyerhaeuser Co.	288,820	10,108,700
Tobacco–1.96%
Altria Group, Inc.	76,122	4,743,923
Philip Morris International Inc.	75,342	7,488,995
		12,232,918
Total Common Stocks & Other Equity Interests (Cost $440,543,393)		559,038,904

	Shares	Value
Money Market Funds–10.62%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (b)	23,137,460	$23,137,460
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (b)	16,579,787	16,578,129
Invesco Treasury Portfolio – Institutional Class, 1.57% (b)	26,442,812	26,442,812
Total Money Market Funds (Cost $66,162,780)		66,158,401
TOTAL INVESTMENTS IN SECURITIES–100.32% (Cost $506,706,173)		625,197,305
OTHER ASSETS LESS LIABILITIES–(0.32)%		(2,003,148)
NET ASSETS–100.00%		$623,194,157

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
05/04/2018	CIBC World Markets Corp.	EUR	5,398,037	USD	6,720,556	$61,385
05/04/2018	Goldman Sachs International	EUR	5,675,105	USD	7,068,411	67,441
05/04/2018	JPMorgan Chase Bank, N.A.	EUR	5,398,037	USD	6,720,437	61,267
05/04/2018	JPMorgan Chase Bank, N.A.	USD	308,013	EUR	250,086	500
05/04/2018	RBC Capital Markets Corp.	EUR	5,560,795	USD	6,920,829	60,875
Subtotal – Appreciation						251,468
05/04/2018	CIBC World Markets Corp.	USD	154,694	EUR	125,195	(250)
05/04/2018	Goldman Sachs International	USD	88,512	EUR	71,416	(411)
05/04/2018	RBC Capital Markets Corp.	USD	261,288	EUR	209,950	(2,288)
Subtotal – Depreciation						(2,949)
Total Forward Foreign Currency Contracts—Currency Risk						$248,519

Abbreviations:

EUR	—	Euro
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018 , there were transfers from Level 1 to Level 2 of $18,128,128 and from Level 2 to Level 1 of $15,354,310, due to foreign fair value adjustments.

Invesco V.I. Diversified Dividend Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$488,814,286	$70,224,618	$—	$559,038,904
Money Market Funds	66,158,401	—	—	66,158,401
Total Investments in Securities	554,972,687	70,224,618	—	625,197,305
Other Investments – Assets*
Forward Foreign Currency Contracts	—	251,468	—	251,468
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(2,949)	—	(2,949)
Total Other Investments		248,519		248,519
Total Investments	$554,972,687	$70,473,137	$—	$625,445,824
*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	MS-VIEWSP-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.26%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	21,051	$ 484,805
Omnicom Group Inc.	6,832	496,481
		981,286

Aerospace & Defense–2.60%

Arconic Inc.	19,953	459,717
Boeing Co. (The)	1,420	465,590
General Dynamics Corp.	2,190	483,771
Harris Corp.	3,193	514,967
Huntington Ingalls Industries, Inc.	1,907	491,548
L3 Technologies, Inc.	2,393	497,744
Lockheed Martin Corp.	1,479	499,798
Northrop Grumman Corp.	1,440	502,733
Raytheon Co.	2,344	505,882
Rockwell Collins, Inc.	3,644	491,393
Textron Inc.	8,340	491,810
TransDigm Group, Inc.	1,724	529,165
United Technologies Corp.	3,756	472,580
		6,406,698

Agricultural & Farm Machinery–0.19%

Deere & Co.	2,999	465,805

Agricultural Products–0.21%

Archer-Daniels-Midland Co.	11,634	504,567

Air Freight & Logistics–0.80%

C.H. Robinson Worldwide, Inc.	5,464	512,032
Expeditors International of Washington, Inc.	7,780	492,474
FedEx Corp.	2,038	489,344
United Parcel Service, Inc. -Class B	4,564	477,668
		1,971,518

Airlines–0.98%

Alaska Air Group, Inc.	7,773	481,615
American Airlines Group Inc.	8,984	466,809
Delta Air Lines, Inc.	8,981	492,248
Southwest Airlines Co.	8,437	483,271
United Continental Holdings Inc. (b)	7,040	489,069
		2,413,012

Alternative Carriers–0.19%

CenturyLink Inc.	28,081	461,371

Apparel Retail–1.01%

Foot Locker, Inc.	11,836	539,011
Gap, Inc. (The)	15,233	475,270
L Brands, Inc.	11,920	455,463
Ross Stores, Inc.	6,541	510,067

	Shares	Value

Apparel Retail–(continued)

TJX Cos., Inc. (The)	6,093	$ 496,945
		2,476,756

Apparel, Accessories & Luxury Goods–1.43%

Hanesbrands, Inc. (c)	25,176	463,742
Michael Kors Holdings Ltd. (b)	8,204	509,304
PVH Corp.	3,520	533,034
Ralph Lauren Corp.	4,759	532,056
Tapestry, Inc.	9,597	504,898
Under Armour, Inc. -Class A (b)(c)	15,662	256,074
Under Armour, Inc. -Class C (b)(c)	15,595	223,788
VF Corp.	6,845	507,352
		3,530,248

Application Software–1.54%

Adobe Systems Inc. (b)	2,277	492,014
ANSYS, Inc. (b)	2,942	460,982
Autodesk, Inc. (b)	3,614	453,846
Cadence Design Systems, Inc. (b)	12,695	466,795
Citrix Systems, Inc. (b)	5,274	489,427
Intuit Inc.	2,842	492,661
salesforce.com, inc. (b)	3,953	459,734
Synopsys, Inc. (b)	5,614	467,310
		3,782,769

Asset Management & Custody Banks–1.69%

Affiliated Managers Group, Inc.	2,568	486,841
Ameriprise Financial, Inc.	3,126	462,460
Bank of New York Mellon Corp. (The)	8,802	453,567
BlackRock, Inc.	872	472,380
Franklin Resources, Inc.	12,450	431,766
Invesco Ltd. (d)	14,593	467,122
Northern Trust Corp.	4,550	469,241
State Street Corp.	4,586	457,362
T. Rowe Price Group Inc.	4,283	462,436
		4,163,175

Auto Parts & Equipment–0.39%

Aptiv PLC	5,459	463,851
BorgWarner, Inc.	9,770	490,747
		954,598

Automobile Manufacturers–0.41%

Ford Motor Co.	46,951	520,217
General Motors Co.	13,313	483,795
		1,004,012

Automotive Retail–0.81%

Advance Auto Parts, Inc.	4,237	502,296
AutoZone, Inc. (b)	763	494,951

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Automotive Retail–(continued)

CarMax, Inc. (b)	8,068	$ 499,732
O’Reilly Automotive, Inc. (b)	2,010	497,234
		1,994,213

Biotechnology–1.69%

AbbVie Inc.	4,222	399,612
Alexion Pharmaceuticals, Inc. (b)	4,007	446,620
Amgen Inc.	2,635	449,215
Biogen Inc. (b)	1,760	481,923
Celgene Corp. (b)	5,442	485,481
Gilead Sciences, Inc.	6,240	470,434
Incyte Corp. (b)	5,346	445,482
Regeneron Pharmaceuticals, Inc. (b)	1,474	507,587
Vertex Pharmaceuticals Inc. (b)	2,857	465,634
		4,151,988

Brewers–0.19%

Molson Coors Brewing Co. -Class B	6,224	468,854

Broadcasting–0.38%

CBS Corp. -Class B	9,654	496,119
Discovery, Inc. -Class A (b)(c)	7,341	157,318
Discovery, Inc. -Class C (b)	14,502	283,079
		936,516

Building Products–0.97%

A.O. Smith Corp.	7,576	481,758
Allegion PLC	5,776	492,635
Fortune Brands Home & Security, Inc.	7,930	466,998
Johnson Controls International PLC	13,116	462,208
Masco Corp.	11,858	479,537
		2,383,136

Cable & Satellite–0.56%

Charter Communications, Inc. -Class A (b)	1,449	450,958
Comcast Corp. -Class A	13,568	463,619
DISH Network Corp. -Class A(b)	12,359	468,282
		1,382,859

Casinos & Gaming–0.39%

MGM Resorts International	13,693	479,529
Wynn Resorts Ltd.	2,666	486,172
		965,701

Commodity Chemicals–0.19%

LyondellBasell Industries N.V. -Class A	4,479	473,341

Communications Equipment–0.78%

Cisco Systems, Inc.	11,103	476,208
F5 Networks, Inc. (b)	3,415	493,843
Juniper Networks, Inc.	19,060	463,730
Motorola Solutions, Inc.	4,618	486,275
		1,920,056

	Shares	Value

Computer & Electronics Retail–0.19%

Best Buy Co., Inc.	6,824	$ 477,612

Construction & Engineering–0.59%

Fluor Corp.	8,608	492,550
Jacobs Engineering Group Inc.	8,285	490,057
Quanta Services, Inc. (b)	13,997	480,797
		1,463,404

Construction Machinery & Heavy Trucks–0.59%

Caterpillar Inc.	3,182	468,963
Cummins Inc.	3,102	502,803
PACCAR Inc.	7,293	482,578
		1,454,344

Construction Materials–0.40%

Martin Marietta Materials, Inc.	2,407	498,971
Vulcan Materials Co.	4,155	474,376
		973,347

Consumer Electronics–0.20%

Garmin Ltd.	8,259	486,703

Consumer Finance–0.95%

American Express Co.	5,086	474,422
Capital One Financial Corp.	4,998	478,908
Discover Financial Services	6,423	462,006
Navient Corp.	36,348	476,886
Synchrony Financial	13,513	453,091
		2,345,313

Copper–0.20%

Freeport-McMoRan Inc. (b)	27,335	480,276

Data Processing & Outsourced Services–2.13%

Alliance Data Systems Corp.	2,105	448,070
Automatic Data Processing, Inc.	4,229	479,907
Fidelity National Information Services, Inc.	4,999	481,404
Fiserv, Inc. (b)	6,794	484,480
Global Payments Inc.	4,297	479,201
Mastercard Inc. -Class A	2,748	481,340
Paychex, Inc.	7,572	466,359
PayPal Holdings, Inc. (b)	6,241	473,505
Total System Services, Inc.	5,551	478,829
Visa Inc. -Class A	4,045	483,863
Western Union Co. (The)	24,976	480,289
		5,237,247

Department Stores–0.62%

Kohl’s Corp.	7,999	524,014
Macy’s, Inc.	17,444	518,785
Nordstrom, Inc.	10,077	487,828
		1,530,627

Distillers & Vintners–0.40%

Brown-Forman Corp. -Class B	9,126	496,455

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners–(continued)

Constellation Brands, Inc. -Class A	2,186	$ 498,233
		994,688

Distributors–0.39%

Genuine Parts Co.	5,439	488,640
LKQ Corp. (b)	12,708	482,268
		970,908

Diversified Banks–0.93%

Bank of America Corp.	15,396	461,726
Citigroup Inc.	6,618	446,715
JPMorgan Chase & Co.	4,267	469,242
U.S. Bancorp	9,113	460,206
Wells Fargo & Co.	8,651	453,399
		2,291,288

Diversified Chemicals–0.38%

DowDuPont Inc.	6,937	441,956
Eastman Chemical Co.	4,609	486,618
		928,574

Diversified Support Services–0.20%

Cintas Corp.	2,824	481,718

Drug Retail–0.37%

CVS Health Corp.	7,272	452,391
Walgreens Boots Alliance, Inc.	7,135	467,129
		919,520

Electric Utilities–2.98%

Alliant Energy Corp.	13,014	531,752
American Electric Power Co., Inc.	7,673	526,291
Duke Energy Corp.	6,617	512,619
Edison International	8,483	540,028
Entergy Corp.	6,560	516,797
Eversource Energy	8,801	518,555
Exelon Corp.	13,434	524,060
FirstEnergy Corp.	15,429	524,740
NextEra Energy, Inc.	3,253	531,312
PG&E Corp.	11,985	526,501
Pinnacle West Capital Corp.	6,595	526,281
PPL Corp.	18,292	517,481
Southern Co. (The)	11,511	514,081
Xcel Energy, Inc.	11,639	529,342
		7,339,840

Electrical Components & Equipment–0.96%

Acuity Brands, Inc.	3,298	459,049
AMETEK, Inc.	6,393	485,676
Eaton Corp. PLC	6,059	484,175
Emerson Electric Co.	6,970	476,051
Rockwell Automation, Inc.	2,663	463,894
		2,368,845

Electronic Components–0.38%

Amphenol Corp. -Class A	5,449	469,323

	Shares	Value

Electronic Components–(continued)

Corning Inc.	16,831	$ 469,248
		938,571

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	9,774	488,798

Electronic Manufacturing Services–0.39%

IPG Photonics Corp. (b)	2,020	471,427
TE Connectivity Ltd.	4,763	475,824
		947,251

Environmental & Facilities Services–0.58%

Republic Services, Inc.	7,311	484,208
Stericycle, Inc. (b)	7,789	455,890
Waste Management, Inc.	5,802	488,064
		1,428,162

Fertilizers & Agricultural Chemicals–0.74%

CF Industries Holdings, Inc.	12,138	457,967
FMC Corp.	6,029	461,640
Monsanto Co.	4,078	475,862
Mosaic Co. (The)	17,833	432,985
		1,828,454

Financial Exchanges & Data–1.18%

Cboe Global Markets, Inc.	4,044	461,420
CME Group Inc. -Class A	2,938	475,192
Intercontinental Exchange, Inc.	6,651	482,331
Moody’s Corp.	2,961	477,609
Nasdaq, Inc.	5,821	501,887
S&P Global Inc.	2,583	493,508
		2,891,947

Food Distributors–0.20%

Sysco Corp.	8,220	492,871

Food Retail–0.20%

Kroger Co. (The)	20,920	500,825

Footwear–0.21%

NIKE, Inc. -Class B	7,597	504,745

General Merchandise Stores–0.63%

Dollar General Corp.	5,794	542,029
Dollar Tree, Inc. (b)	5,434	515,686
Target Corp.	7,146	496,147
		1,553,862

Gold–0.21%

Newmont Mining Corp.	13,359	521,936

Health Care Distributors–0.74%

AmerisourceBergen Corp.	5,088	438,636
Cardinal Health, Inc.	7,079	443,712
Henry Schein, Inc. (b)	7,361	494,733
McKesson Corp.	3,233	455,433
		1,832,514

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–2.73%

Abbott Laboratories	7,920	$ 474,566
Baxter International Inc.	7,312	475,572
Becton, Dickinson and Co.	2,227	482,591
Boston Scientific Corp. (b)	17,652	482,252
Danaher Corp.	4,856	475,451
Edwards Lifesciences Corp. (b)	3,615	504,365
Hologic, Inc. (b)	12,730	475,593
IDEXX Laboratories, Inc. (b)	2,479	474,456
Intuitive Surgical, Inc. (b)	1,143	471,865
Medtronic PLC	6,053	485,572
ResMed Inc.	5,053	497,569
Stryker Corp.	3,026	486,944
Varian Medical Systems, Inc. (b)	3,980	488,147
Zimmer Biomet Holdings, Inc.	4,167	454,370
		6,729,313

Health Care Facilities–0.38%

HCA Healthcare, Inc.	4,848	470,256
Universal Health Services, Inc. -Class B	3,976	470,798
		941,054

Health Care REITs–0.62%

HCP, Inc.	22,291	517,820
Ventas, Inc.	10,138	502,135
Welltower Inc.	9,405	511,914
		1,531,869

Health Care Services–0.92%

DaVita Inc. (b)	6,952	458,415
Envision Healthcare Corp. (b)	11,745	451,360
Express Scripts Holding Co. (b)	6,238	430,921
Laboratory Corp. of America Holdings (b)	2,865	463,414
Quest Diagnostics Inc.	4,708	472,212
		2,276,322

Health Care Supplies–0.55%

Align Technology, Inc. (b)	1,853	465,344
Cooper Cos., Inc. (The)	2,003	458,306
DENTSPLY SIRONA Inc.	8,735	439,458
		1,363,108

Health Care Technology–0.18%

Cerner Corp. (b)	7,760	450,080

Home Entertainment Software–0.54%

Activision Blizzard, Inc.	6,440	434,442
Electronic Arts Inc. (b)	3,919	475,140
Take-Two Interactive Software, Inc. (b)	4,320	422,410
		1,331,992

Home Furnishings–0.39%

Leggett & Platt, Inc.	10,854	481,484
Mohawk Industries, Inc. (b)	2,055	477,212
		958,696

	Shares	Value

Home Improvement Retail–0.41%

Home Depot, Inc. (The)	2,765	$ 492,834
Lowe’s Cos., Inc.	5,771	506,405
		999,239

Homebuilding–0.61%

D.R. Horton, Inc.	11,501	504,204
Lennar Corp. -Class A	8,425	496,569
PulteGroup Inc.	16,769	494,518
		1,495,291

Hotel & Resort REITs–0.20%

Host Hotels & Resorts Inc.	26,641	496,588

Hotels, Resorts & Cruise Lines–1.16%

Carnival Corp.	7,466	489,620
Hilton Worldwide Holdings Inc.	6,160	485,162
Marriott International Inc. -Class A	3,515	477,970
Norwegian Cruise Line Holdings Ltd. (b)	8,815	466,930
Royal Caribbean Cruises Ltd.	3,977	468,252
Wyndham Worldwide Corp.	4,159	475,914
		2,863,848

Household Appliances–0.19%

Whirlpool Corp.	3,070	470,048

Household Products–1.02%

Church & Dwight Co., Inc.	9,958	501,485
Clorox Co. (The)	3,828	509,545
Colgate-Palmolive Co.	7,071	506,849
Kimberly-Clark Corp.	4,500	495,585
Procter & Gamble Co. (The)	6,274	497,403
		2,510,867

Housewares & Specialties–0.19%

Newell Brands, Inc.	18,440	469,851

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	8,324	481,876

Hypermarkets & Super Centers–0.41%

Costco Wholesale Corp.	2,670	503,108
Walmart Inc.	5,678	505,172
		1,008,280

Independent Power Producers & Energy Traders–0.42%

AES Corp. (The)	46,431	527,920
NRG Energy, Inc.	16,933	516,965
		1,044,885

Industrial Conglomerates–0.76%

3M Co.	2,086	457,919
General Electric Co.	33,720	454,545
Honeywell International Inc.	3,266	471,970
Roper Technologies, Inc.	1,767	495,979
		1,880,413

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Gases–0.37%

Air Products and Chemicals, Inc.	2,943	$ 468,025
Praxair, Inc.	3,146	453,968
		921,993

Industrial Machinery–1.94%

Dover Corp.	4,905	481,769
Flowserve Corp.	11,052	478,883
Fortive Corp.	6,275	486,438
Illinois Tool Works Inc.	2,947	461,677
Ingersoll-Rand PLC	5,611	479,797
Parker-Hannifin Corp.	2,699	461,610
Pentair PLC (United Kingdom)	7,014	477,864
Snap-on Inc.	3,283	484,374
Stanley Black & Decker Inc.	3,148	482,273
Xylem, Inc.	6,338	487,519
		4,782,204

Industrial REITs–0.41%

Duke Realty Corp.	19,556	517,843
Prologis, Inc.	7,909	498,188
		1,016,031

Insurance Brokers–0.77%

Aon PLC	3,402	477,403
Arthur J. Gallagher & Co.	6,935	476,642
Marsh & McLennan Cos., Inc.	5,866	484,473
Willis Towers Watson PLC	3,068	466,919
		1,905,437

Integrated Oil & Gas–0.61%

Chevron Corp.	4,297	490,030
Exxon Mobil Corp.	6,756	504,065
Occidental Petroleum Corp.	7,911	513,899
		1,507,994

Integrated Telecommunication Services–0.40%

AT&T Inc.	13,597	484,733
Verizon Communications Inc.	10,279	491,542
		976,275

Internet & Direct Marketing Retail–0.96%

Amazon.com, Inc. (b)(e)	319	461,701
Booking Holdings Inc. (b)	232	482,650
Expedia Group, Inc.	4,489	495,631
Netflix Inc. (b)	1,519	448,637
TripAdvisor, Inc. (b)(c)	11,707	478,699
		2,367,318

Internet Software & Services–0.94%

Akamai Technologies, Inc. (b)	6,622	470,030
Alphabet Inc. -Class A (b)	215	222,985
Alphabet Inc. -Class C (b)	218	224,930
eBay Inc. (b)	11,498	462,680
Facebook, Inc. -Class A (b)	2,719	434,469
VeriSign, Inc. (b)(c)	4,181	495,699
		2,310,793

	Shares	Value

Investment Banking & Brokerage–0.95%

Charles Schwab Corp. (The)	8,731	$ 455,933
E*TRADE Financial Corp. (b)	8,801	487,663
Goldman Sachs Group, Inc. (The)	1,860	468,460
Morgan Stanley	8,586	463,301
Raymond James Financial, Inc.	5,101	456,080
		2,331,437

IT Consulting & Other Services–1.18%

Accenture PLC -Class A	3,118	478,613
Cognizant Technology Solutions Corp. -Class A	5,946	478,653
CSRA Inc.	12,416	511,912
DXC Technology Co.	4,720	474,501
Gartner, Inc. (b)	4,101	482,360
International Business Machines Corp.	3,169	486,220
		2,912,259

Leisure Products–0.37%

Hasbro, Inc.	5,508	464,324
Mattel, Inc. (c)	33,958	446,548
		910,872

Life & Health Insurance–1.55%

Aflac, Inc.	10,954	479,347
Brighthouse Financial, Inc. (b)	9,353	480,744
Lincoln National Corp.	6,400	467,584
MetLife, Inc.	10,530	483,222
Principal Financial Group, Inc.	7,989	486,610
Prudential Financial, Inc.	4,567	472,913
Torchmark Corp.	5,767	485,408
Unum Group	9,841	468,530
		3,824,358

Life Sciences Tools & Services–1.35%

Agilent Technologies, Inc.	7,082	473,786
Illumina, Inc. (b)	2,013	475,913
IQVIA Holdings Inc. (b)	4,770	467,985
Mettler-Toledo International Inc. (b)	817	469,799
PerkinElmer, Inc.	6,358	481,428
Thermo Fisher Scientific, Inc.	2,311	477,129
Waters Corp. (b)	2,368	470,403
		3,316,443

Managed Health Care–1.20%

Aetna Inc.	2,839	479,791
Anthem, Inc.	2,163	475,211
Centene Corp. (b)	4,907	524,411
Cigna Corp.	2,905	487,285
Humana Inc.	1,848	496,798
UnitedHealth Group Inc.	2,234	478,076
		2,941,572

Metal & Glass Containers–0.19%

Ball Corp.	12,048	478,426

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc. (c)	11,358	487,031

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Movies & Entertainment–0.79%

Time Warner Inc.	5,288	$ 500,139
Twenty-First Century Fox, Inc. -Class A	9,463	347,197
Twenty-First Century Fox, Inc. -Class B	3,942	143,371
Viacom Inc. -Class B	15,396	478,200
Walt Disney Co. (The)	4,810	483,116
		1,952,023

Multi-Line Insurance–0.79%

American International Group, Inc.	8,905	484,610
Assurant, Inc.	5,547	507,051
Hartford Financial Services Group, Inc. (The)	8,996	463,474
Loews Corp.	9,740	484,370
		1,939,505

Multi-Sector Holdings–0.38%

Berkshire Hathaway Inc. -Class B (b)	2,365	471,770
Leucadia National Corp.	20,562	467,374
		939,144

Multi-Utilities–2.30%

Ameren Corp.	9,331	528,415
CenterPoint Energy, Inc.	18,569	508,791
CMS Energy Corp.	11,753	532,293
Consolidated Edison, Inc.	6,695	521,808
Dominion Energy, Inc.	6,912	466,076
DTE Energy Co.	5,011	523,148
NiSource Inc.	21,942	524,633
Public Service Enterprise Group Inc.	10,707	537,920
SCANA Corp.	12,874	483,419
Sempra Energy	4,618	513,614
WEC Energy Group, Inc.	8,319	521,601
		5,661,718

Office REITs–0.81%

Alexandria Real Estate Equities, Inc.	3,998	499,310
Boston Properties, Inc.	4,074	501,998
SL Green Realty Corp.	5,057	489,669
Vornado Realty Trust	7,385	497,011
		1,987,988

Oil & Gas Drilling–0.20%

Helmerich & Payne, Inc.	7,530	501,197

Oil & Gas Equipment & Services–0.98%

Baker Hughes, a GE Co.	16,658	462,592
Halliburton Co.	10,720	503,197
National Oilwell Varco Inc.	13,356	491,634
Schlumberger Ltd.	7,324	474,449
TechnipFMC PLC (United Kingdom)	16,366	481,979
		2,413,851

Oil & Gas Exploration & Production–3.09%

Anadarko Petroleum Corp.	8,681	524,419
Apache Corp.	14,263	548,840
Cabot Oil & Gas Corp.	19,740	473,365
Cimarex Energy Co.	5,423	507,051
Concho Resources Inc. (b)	3,285	493,834
ConocoPhillips	9,149	542,444

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Devon Energy Corp.	15,396	$ 489,439
EOG Resources, Inc.	4,887	514,455
EQT Corp.	9,606	456,381
Hess Corp.	10,395	526,195
Marathon Oil Corp.	33,100	533,903
Newfield Exploration Co. (b)	21,557	526,422
Noble Energy, Inc.	16,208	491,102
Pioneer Natural Resources Co.	2,936	504,346
Range Resources Corp. (c)	32,006	465,367
		7,597,563

Oil & Gas Refining & Marketing–0.82%

Andeavor	4,931	495,861
Marathon Petroleum Corp.	7,173	524,418
Phillips 66	5,252	503,772
Valero Energy Corp.	5,341	495,485
		2,019,536

Oil & Gas Storage & Transportation–0.57%

Kinder Morgan, Inc.	30,850	464,601
ONEOK, Inc.	8,790	500,327
Williams Cos., Inc. (The)	17,992	447,281
		1,412,209

Packaged Foods & Meats–2.15%

Campbell Soup Co.	11,551	500,274
Conagra Brands, Inc.	13,276	489,619
General Mills, Inc.	9,791	441,182
Hershey Co. (The)	5,019	496,680
Hormel Foods Corp. (c)	14,922	512,123
JM Smucker Co. (The)	3,876	480,663
Kellogg Co.	7,170	466,122
Kraft Heinz Co. (The)	7,492	466,677
McCormick & Co., Inc.	4,557	484,819
Mondelez International, Inc. -Class A	11,379	474,846
Tyson Foods, Inc. -Class A	6,655	487,079
		5,300,084

Paper Packaging–0.97%

Avery Dennison Corp.	4,314	458,363
International Paper Co.	9,119	487,228
Packaging Corp. of America	4,202	473,565
Sealed Air Corp.	11,282	482,757
WestRock Co.	7,510	481,917
		2,383,830

Personal Products–0.40%

Coty Inc. -Class A	25,968	475,214
Estee Lauder Cos. Inc. (The) -Class A	3,472	519,828
		995,042

Pharmaceuticals–2.01%

Allergan PLC	3,202	538,864
Bristol-Myers Squibb Co.	7,416	469,062
Eli Lilly and Co.	6,327	489,520
Johnson & Johnson	3,764	482,357
Merck & Co., Inc.	9,136	497,638
Mylan N.V. (b)	11,850	487,864

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Nektar Therapeutics (b)	4,650	$ 494,109
Perrigo Co. PLC	5,930	494,206
Pfizer Inc.	13,730	487,278
Zoetis Inc.	5,960	497,720
		4,938,618

Property & Casualty Insurance–1.20%

Allstate Corp. (The) (e)	5,245	497,226
Chubb Ltd.	3,497	478,285
Cincinnati Financial Corp.	6,538	485,512
Progressive Corp. (The)	8,344	508,400
Travelers Cos., Inc. (The)	3,539	491,425
XL Group Ltd. (Bermuda)	9,049	500,048
		2,960,896

Publishing–0.20%

News Corp. -Class A	23,097	364,933
News Corp. -Class B	7,343	118,222
		483,155

Railroads–0.79%

CSX Corp.	8,691	484,176
Kansas City Southern	4,512	495,643
Norfolk Southern Corp.	3,460	469,799
Union Pacific Corp.	3,668	493,089
		1,942,707

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	10,585	499,824

Regional Banks–2.45%

BB&T Corp.	8,991	467,892
Citizens Financial Group, Inc.	10,889	457,120
Comerica Inc.	4,928	472,743
Fifth Third Bancorp	14,726	467,550
Huntington Bancshares Inc.	30,532	461,033
KeyCorp	22,744	444,645
M&T Bank Corp.	2,559	471,777
People’s United Financial, Inc.	25,001	466,519
PNC Financial Services Group, Inc. (The)	3,100	468,844
Regions Financial Corp.	25,051	465,448
SunTrust Banks, Inc.	6,914	470,429
SVB Financial Group (b)	1,860	446,419
Zions Bancorp.	8,832	465,711
		6,026,130

Reinsurance–0.20%

Everest Re Group, Ltd.	1,917	492,324

Research & Consulting Services–0.79%

Equifax Inc.	4,031	474,892
IHS Markit Ltd. (b)	10,268	495,328
Nielsen Holdings PLC	15,078	479,330
Verisk Analytics, Inc. -Class A (b)	4,759	494,936
		1,944,486

	Shares	Value

Residential REITs–1.25%

Apartment Investment & Management Co. -Class A	12,597	$ 513,328
AvalonBay Communities, Inc.	3,120	513,115
Equity Residential	8,464	521,552
Essex Property Trust, Inc.	2,120	510,241
Mid-America Apartment Communities, Inc.	5,637	514,320
UDR, Inc.	14,295	509,188
		3,081,744

Restaurants–1.01%

Chipotle Mexican Grill, Inc. (b)	1,563	505,021
Darden Restaurants, Inc.	5,313	452,933
McDonald’s Corp.	3,203	500,885
Starbucks Corp.	8,617	498,838
Yum! Brands, Inc.	6,073	516,995
		2,474,672

Retail REITs–1.42%

Federal Realty Investment Trust	4,331	502,872
GGP Inc.	23,842	487,807
Kimco Realty Corp.	34,792	501,005
Macerich Co. (The)	8,683	486,422
Realty Income Corp.	9,903	512,282
Regency Centers Corp.	8,523	502,687
Simon Property Group, Inc.	3,216	496,390
		3,489,465

Semiconductor Equipment–0.55%

Applied Materials, Inc.	8,176	454,667
KLA-Tencor Corp.	4,157	453,155
Lam Research Corp.	2,239	454,875
		1,362,697

Semiconductors–2.26%

Advanced Micro Devices, Inc. (b)(c)	43,059	432,743
Analog Devices, Inc.	5,317	484,538
Broadcom Ltd.	1,984	467,530
Intel Corp.	9,652	502,676
Microchip Technology Inc. (c)	5,090	465,022
Micron Technology, Inc. (b)	9,228	481,148
NVIDIA Corp.	2,053	475,454
Qorvo, Inc. (b)	5,891	415,021
QUALCOMM Inc.	7,992	442,837
Skyworks Solutions, Inc.	4,436	444,753
Texas Instruments Inc.	4,517	469,271
Xilinx, Inc.	6,610	477,507
		5,558,500

Soft Drinks–0.80%

Coca-Cola Co. (The)	11,239	488,110
Dr Pepper Snapple Group, Inc.	4,271	505,601
Monster Beverage Corp. (b)	8,677	496,411
PepsiCo, Inc.	4,476	488,555
		1,978,677

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized Consumer Services–0.19%

H&R Block, Inc.	18,193	$ 462,284

Specialized REITs–1.86%

American Tower Corp. -Class A	3,507	509,707
Crown Castle International Corp.	4,539	497,520
Digital Realty Trust, Inc.	4,884	514,676
Equinix, Inc.	1,274	532,710
Extra Space Storage Inc.	5,694	497,428
Iron Mountain Inc.	15,151	497,862
Public Storage	2,518	504,582
SBA Communications Corp. -Class A (b)	3,025	517,033
Weyerhaeuser Co.	14,451	505,785
		4,577,303

Specialty Chemicals–0.98%

Albemarle Corp.	4,950	459,063
Ecolab Inc.	3,733	511,682
International Flavors & Fragrances Inc.	3,571	488,906
PPG Industries, Inc.	4,282	477,871
Sherwin-Williams Co. (The)	1,199	470,152
		2,407,674

Specialty Stores–0.60%

Tiffany & Co.	4,950	483,417
Tractor Supply Co.	7,709	485,821
Ulta Beauty, Inc. (b)	2,445	499,440
		1,468,678

Steel–0.19%

Nucor Corp.	7,500	458,175

Systems Software–0.94%

CA, Inc.	13,571	460,057
Microsoft Corp.	5,218	476,247
Oracle Corp.	9,510	435,082
Red Hat, Inc. (b)	3,239	484,263
Symantec Corp.	18,089	467,601
		2,323,250

Technology Hardware, Storage & Peripherals–1.34%

Apple Inc.	2,798	469,449
Hewlett Packard Enterprise Co.	26,293	461,179
HP Inc.	20,437	447,979
NetApp, Inc.	7,718	476,123
Seagate Technology PLC	8,369	489,754
Western Digital Corp.	5,060	466,886
Xerox Corp.	16,837	484,569
		3,295,939

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The)	17,523	465,761

	Shares	Value

Tobacco–0.38%

Altria Group, Inc.	7,673	$ 478,181
Philip Morris International Inc.	4,651	462,310
		940,491

Trading Companies & Distributors–0.59%

Fastenal Co.	8,690	474,387
United Rentals, Inc. (b)	2,659	459,289
W.W. Grainger, Inc.	1,796	506,957
		1,440,633

Trucking–0.20%

J.B. Hunt Transport Services, Inc.	4,135	484,415

Water Utilities–0.21%

American Water Works Co., Inc.	6,191	508,467
Total Common Stocks & Other Equity Interests (Cost $174,381,164)		241,931,387

Money Market Funds–1.49%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (f)	1,282,351	1,282,351
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (f)	915,740	915,648
Invesco Treasury Portfolio –Institutional Class, 1.57% (f)	1,465,543	1,465,543
Total Money Market Funds (Cost $3,663,725)		3,663,542
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan) –99.75% (Cost $178,044,889)		245,594,929

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.31%
Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $3,218,137)(f)(g)	3,218,137	3,218,137
TOTAL INVESTMENTS IN SECURITIES–101.06% (Cost $181,263,026)		248,813,066
OTHER ASSETS LESS LIABILITIES–(1.06)%		(2,608,407)
NET ASSETS–100.00%		$ 246,204,659

Investment Abbreviations:

REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2018.

(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of March 31, 2018 represented less than 1% of the Fund’s Net Assets. See Note 3.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

Open Futures Contracts—Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	33	June-2018	$ 4,360,950	$ (90,859)	$ (90,859)

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Equally-Weighted S&P 500 Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$241,931,387	$—	$—	$241,931,387
Money Market Funds	6,881,679	—	—	6,881,679
Total Investments in Securities	248,813,066	—	—	248,813,066
Other Investments – Liabilities*
Futures Contracts	(90,859)	—	—	(90,859)
Total Investments	$248,722,207	$—	$—	$248,722,207
*	Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (loss)	Value 03/31/18	Dividend Income
Invesco Ltd.	$ 467,675	$ 59,503	$ —	$ (60,056)	$ —	$ 467,122	$ 3,712

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VK-VIEQI-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–64.99%

Aerospace & Defense–1.27%
General Dynamics Corp.	86,108	$19,021,257
Apparel, Accessories & Luxury Goods–0.18%
Michael Kors Holdings Ltd. (b)	43,297	2,687,878
Asset Management & Custody Banks–1.77%
Northern Trust Corp.	110,784	11,425,154
State Street Corp.	150,621	15,021,432
		26,446,586
Automobile Manufacturers–1.36%
General Motors Co.	556,356	20,217,977
Biotechnology–0.77%
Amgen Inc.	67,067	11,433,582
Building Products–0.61%
Johnson Controls International PLC	259,364	9,139,987
Cable & Satellite–1.27%
Charter Communications, Inc. -Class A (b)	25,309	7,876,667
Comcast Corp. -Class A	323,490	11,053,653
		18,930,320
Communications Equipment–1.78%
Cisco Systems, Inc.	456,975	19,599,658
Juniper Networks, Inc.	286,559	6,971,980
		26,571,638
Diversified Banks–9.46%
Bank of America Corp.	1,503,144	45,079,289
Citigroup Inc.	739,848	49,939,740
JPMorgan Chase & Co.	346,099	38,060,507
Wells Fargo & Co.	153,061	8,021,927
		141,101,463
Diversified Metals & Mining–0.51%
BHP Billiton Ltd. (Australia)	343,933	7,608,413
Drug Retail–2.25%
CVS Health Corp.	264,888	16,478,682
Walgreens Boots Alliance, Inc.	260,267	17,039,681
		33,518,363
Electric Utilities–0.29%
FirstEnergy Corp.	126,824	4,313,284

	Shares	Value
Fertilizers & Agricultural Chemicals–0.92%
Mosaic Co. (The)	290,502	$7,053,389
Nutrien Ltd. (Canada)	141,866	6,704,587
		13,757,976
Health Care Distributors–0.95%
McKesson Corp.	101,102	14,242,239
Health Care Equipment–2.17%
Baxter International Inc.	149,156	9,701,106
Medtronic PLC	153,645	12,325,402
Zimmer Biomet Holdings, Inc.	94,955	10,353,893
		32,380,401
Home Improvement Retail–0.89%
Kingfisher PLC (United Kingdom)	3,217,218	13,240,294
Hotels, Resorts & Cruise Lines–1.17%
Carnival Corp.	266,108	17,451,363
Industrial Machinery–0.76%
Ingersoll-Rand PLC	133,207	11,390,531
Insurance Brokers–1.90%
Aon PLC	89,052	12,496,667
Marsh & McLennan Cos., Inc.	81,703	6,747,851
Willis Towers Watson PLC	59,853	9,109,028
		28,353,546
Integrated Oil & Gas–3.63%
BP PLC (United Kingdom)	2,436,562	16,407,742
Occidental Petroleum Corp.	264,093	17,155,481
Royal Dutch Shell PLC -Class A (United Kingdom)	654,169	20,529,102
		54,092,325
Integrated Telecommunication Services–0.58%
Orange S.A. (France)	131,822	2,238,607
Verizon Communications Inc.	133,009	6,360,490
		8,599,097
Internet Software & Services–0.96%
eBay Inc. (b)	354,720	14,273,933
Investment Banking & Brokerage–3.46%
Charles Schwab Corp. (The)	158,957	8,300,735
Goldman Sachs Group, Inc. (The)	49,805	12,543,887
Morgan Stanley	570,583	30,788,659
		51,633,281

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value
IT Consulting & Other Services–0.94%
Cognizant Technology Solutions Corp. -Class A	173,870	$13,996,535
Managed Health Care–0.64%
Anthem, Inc.	43,585	9,575,624
Multi-Line Insurance–1.29%
American International Group, Inc.	354,586	19,296,570
Oil & Gas Equipment & Services–1.48%
Baker Hughes, a GE Co.	189,875	5,272,829
TechnipFMC PLC (United Kingdom)	568,519	16,742,884
		22,015,713
Oil & Gas Exploration & Production–4.32%
Anadarko Petroleum Corp.	310,657	18,766,789
Apache Corp.	341,525	13,141,882
Canadian Natural Resources Ltd. (Canada)	444,241	13,964,422
Devon Energy Corp.	582,361	18,513,256
		64,386,349
Other Diversified Financial Services–0.68%
Voya Financial, Inc.	202,188	10,210,494
Packaged Foods & Meats–0.86%
Mondelez International, Inc. -Class A	305,998	12,769,297
Pharmaceuticals–4.26%
Bristol-Myers Squibb Co.	191,808	12,131,856
Merck & Co., Inc.	261,281	14,231,976
Novartis AG (Switzerland)	140,335	11,353,389
Pfizer Inc.	468,489	16,626,675
Sanofi (France)	114,323	9,189,515
		63,533,411
Railroads–1.18%
CSX Corp.	315,124	17,555,558
Regional Banks–4.74%
Citizens Financial Group, Inc.	601,341	25,244,295
Comerica Inc.	70,711	6,783,306
Fifth Third Bancorp	444,548	14,114,399
First Horizon National Corp.	406,098	7,646,826
PNC Financial Services Group, Inc. (The)	111,837	16,914,228
		70,703,054
Semiconductors–1.71%
Intel Corp.	262,979	13,695,946
QUALCOMM Inc.	211,892	11,740,936
		25,436,882
Systems Software–2.08%
Oracle Corp.	511,822	23,415,856

	Shares	Value
Systems Software–(continued)
Symantec Corp.	292,643	$7,564,822
		30,980,678
Tobacco–1.45%
Philip Morris International Inc.	217,393	21,608,864
Wireless Telecommunication Services–0.45%
Vodafone Group PLC -ADR (United Kingdom)	241,693	6,723,899
Total Common Stocks & Other Equity Interests (Cost $703,866,550)		969,198,662

	Principal Amount
Bonds & Notes–17.90%

Aerospace & Defense–0.46%
BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	$288,000	285,414
Northrop Grumman Corp., Sr. Unsec. Global Notes, 1.75%, 06/01/2018	3,530,000	3,526,698
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/2023	365,000	355,666
United Technologies Corp., Jr. Unsec. Sub. Global Notes, 1.78%, 05/04/2018(d)	2,670,000	2,667,773
		6,835,551
Agricultural & Farm Machinery–0.08%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	1,275,000	1,246,594
Agricultural Products–0.02%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	318,125
Air Freight & Logistics–0.11%
FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	475,491
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	1,001,030
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	258,000	232,541
		1,709,062
Airlines–0.16%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	373,815	370,077

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Airlines–(continued)
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	$181,739	$186,346
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	397,043	402,185
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	87,527	88,676
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	467,225	464,678
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	543,000	537,493
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	284,256	291,960
		2,341,415
Application Software–0.60%
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	2,171,000	2,863,332
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(e)	2,703,000	2,577,310
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(c)	690,000	941,419
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(c)	2,389,000	2,604,211
		8,986,272
Asset Management & Custody Banks–0.28%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	2,985,000	3,000,915
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	458,910
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	395,000	398,059
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	324,154
		4,182,038
Automobile Manufacturers–0.16%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	267,000	256,796
3.81%, 01/09/2024	445,000	436,665
4.13%, 08/04/2025	687,000	676,179
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	455,709

	Principal Amount	Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	$503,000	$531,823
		2,357,172
Automotive Retail–0.07%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	683,704
5.75%, 05/01/2020	399,000	417,598
		1,101,302
Biotechnology–0.55%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	720,000	738,626
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,388,000	2,641,725
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	493,454
4.63%, 05/15/2044	1,390,000	1,389,109
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	492,000	512,819
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(c)	1,853,000	2,431,852
		8,207,585
Brewers–0.35%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	625,000	620,419
3.30%, 02/01/2023	593,000	593,788
4.70%, 02/01/2036	1,005,000	1,065,126
4.90%, 02/01/2046	1,122,000	1,212,695
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	1,000,000	972,606
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	341,000	334,785
4.20%, 07/15/2046	395,000	374,192
		5,173,611
Broadcasting–0.79%
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(e)	2,357,000	2,622,869
Liberty Media Corp., Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	570,000	600,542
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(e)	1,538,000	1,608,233
Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	6,063,000	6,982,757
		11,814,401

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Cable & Satellite–0.55%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	$1,065,000	$1,089,316
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2038	820,000	797,617
5.70%, 05/15/2018	445,000	446,700
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	305,000	388,440
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	4,954,000	4,784,078
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	182,691
5.95%, 04/01/2041	215,000	263,586
Sky PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/2018(c)	235,000	244,580
		8,197,008
Commodity Chemicals–0.06%
Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	958,096
Communications Equipment–0.59%
Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	1,610,000	2,267,638
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(e)	1,114,000	1,003,613
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(e)	3,377,000	3,466,957
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024	1,986,000	2,024,556
		8,762,764
Consumer Finance–0.13%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	334,086
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	1,035,000	1,010,875
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	600,000	568,133
		1,913,094
Data Processing & Outsourced Services–0.21%
Total System Services, Inc., Sr. Unsec. Notes, 2.38%, 06/01/2018	2,425,000	2,422,913
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	713,840
		3,136,753

	Principal Amount	Value
Diversified Banks–1.77%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	$350,000	$344,584
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	713,000	695,435
Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	615,000	604,511
5.65%, 05/01/2018	350,000	350,885
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	565,000	532,791
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes, 2.05%, 10/30/2018	1,500,000	1,496,803
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	700,000	710,500
Citigroup Inc., Sr. Unsec. Global Notes, 3.67%, 07/24/2028	545,000	531,591
Unsec. Sub. Global Notes, 5.30%, 05/06/2044	250,000	274,958
6.68%, 09/13/2043	815,000	1,058,141
Unsec. Sub. Notes, 4.75%, 05/18/2046	375,000	381,879
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	1,085,000	1,069,860
Discover Bank, Sr. Unsec. Notes, 3.35%, 02/06/2023	1,500,000	1,477,323
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	325,000	326,711
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	415,000	398,293
3.51%, 01/23/2029	1,145,000	1,112,023
3.90%, 01/23/2049	1,145,000	1,094,086
4.26%, 02/22/2048	525,000	528,508
4.50%, 01/24/2022	80,000	83,202
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(f)	640,000	646,496
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	206,425
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	930,000	926,291
Sr. Unsec. Notes, 1.88%, 07/12/2021	945,000	907,954
3.50%, 01/10/2027(c)	1,055,000	1,040,092
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes, 2.00%, 12/10/2018	4,000,000	3,985,852

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Société Générale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	$890,000	$878,181
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	761,964
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	673,822
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	715,000	706,609
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	295,000	281,751
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	655,000	643,269
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	447,415
4.65%, 11/04/2044	1,200,000	1,211,098
		26,389,303
Diversified Capital Markets–0.54%
Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	7,880,000	7,251,176
Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	747,381
		7,998,557
Diversified Chemicals–0.05%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	795,000	790,527
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	257,170
Drug Retail–0.24%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	363,563
Sr. Unsec. Global Notes, 4.10%, 03/25/2025	1,359,000	1,369,469
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	791,220	855,169
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	602,000	599,743
4.50%, 11/18/2034	444,000	439,963
		3,627,907
Electric Utilities–0.27%
Duke Energy Corp., Sr. Unsec. Global Notes, 2.10%, 06/15/2018	1,250,000	1,248,790

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(f)	$745,000	$747,794
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	154,074
4.88%, 01/22/2044(c)	930,000	1,001,950
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	569,000	553,633
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	215,286
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	64,582
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	15,000	15,404
		4,001,513
Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	469,000	468,951
Fertilizers & Agricultural Chemicals–0.02%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	305,000	302,644
Financial Exchanges & Data–0.07%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	935,000	975,545
Food Retail–0.01%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	120,000	117,250
General Merchandise Stores–0.02%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	365,000	361,847
Health Care Distributors–0.07%
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	1,095,000	1,089,368
Health Care Equipment–0.83%
Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	750,000	751,546
Sr. Unsec. Notes, 2.68%, 12/15/2019	274,000	272,278
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(c)	2,591,000	2,672,261
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	731,000	731,198
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(c)	476,000	545,982

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Health Care Equipment–(continued)
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	$1,076,000	$1,078,081
4.38%, 03/15/2035	358,000	380,022
4.63%, 03/15/2044	525,000	569,974
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	1,880,000	2,074,460
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	986,000	1,125,099
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Bonds, 2.00%, 02/15/2020	2,203,000	2,194,734
		12,395,635
Health Care REITs–0.08%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	505,000	501,157
4.20%, 03/01/2024	480,000	485,144
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	215,000	250,598
		1,236,899
Health Care Services–0.10%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	575,000	571,580
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	599,466
4.70%, 02/01/2045	264,000	266,463
		1,437,509
Home Improvement Retail–0.04%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	615,743
Homebuilding–0.07%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	988,313
Hotel & Resort REITs–0.03%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	270,000	276,063
5.00%, 08/15/2022	200,000	207,960
		484,023
Housewares & Specialties–0.03%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	475,000	488,776
Insurance Brokers–0.02%
Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	250,000	246,153

	Principal Amount	Value
Integrated Oil & Gas–0.20%
Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/2018	$520,000	$519,218
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	305,915
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	361,200
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	570,000	585,618
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	897,000	903,312
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	333,882
		3,009,145
Integrated Telecommunication Services–0.52%
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	520,000	511,010
3.40%, 05/15/2025	289,000	278,748
4.50%, 05/15/2035	463,000	454,328
4.80%, 06/15/2044	935,000	914,487
4.90%, 08/14/2037	1,987,000	2,007,815
5.15%, 03/15/2042	90,000	92,903
5.35%, 09/01/2040	101,000	106,208
Sr. Unsec. Notes, 4.30%, 02/15/2030(c)	348,000	347,072
5.15%, 11/15/2046(c)	140,000	143,380
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 4.67%, 03/06/2038	750,000	760,000
5.21%, 03/08/2047	700,000	745,526
7.05%, 06/20/2036	360,000	457,406
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	83,000	74,863
4.40%, 11/01/2034	325,000	321,491
4.81%, 03/15/2039	503,000	515,495
		7,730,732
Internet & Direct Marketing Retail–0.37%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(e)	2,992,000	3,115,540
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(e)	1,574,000	1,524,244
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	849,317
		5,489,101

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–1.26%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 4.02%, 10/31/2038	$550,000	$532,540
5.25%, 07/27/2021	400,000	423,766
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	555,067
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 09/28/2020(c)(g)	6,230,000	10,862,815
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	5,920,000	5,700,960
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	680,000	686,241
		18,761,389
IT Consulting & Other Services–0.03%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	490,000	507,600
Life & Health Insurance–0.62%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	624,000	623,478
4.00%, 01/25/2022(c)	1,220,000	1,235,406
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	525,000	506,003
3.25%, 01/30/2024(c)	480,000	475,404
Metropolitan Life Global Funding I, Sec. Notes, 2.05%, 06/12/2020(c)	590,000	578,949
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	910,000	998,175
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	1,915,000	1,936,544
Sr. Unsec. Notes, 3.91%, 12/07/2047(c)	155,000	145,917
3.94%, 12/07/2049(c)	496,000	466,683
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 2.15%, 10/15/2018(c)	1,250,000	1,246,364
3.05%, 01/20/2021(c)	465,000	463,090
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	498,000	498,401
		9,174,414
Movies & Entertainment–0.09%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(c)	1,354,000	1,369,816

	Principal Amount	Value
Multi-Line Insurance–0.10%
American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	$520,000	$514,860
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	381,513
4.38%, 01/15/2055	720,000	668,197
		1,564,570
Multi-Utilities–0.08%
NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	616,000	619,954
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	605,000	571,065
		1,191,019
Office REITs–0.05%
Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	730,000	728,368
Oil & Gas Drilling–0.06%
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	1,150,000	863,557
Oil & Gas Equipment & Services–0.46%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	2,100,000	1,687,875
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	1,105,000	1,048,843
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(c)	1,595,000	1,533,439
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	2,952,000	2,653,662
		6,923,819
Oil & Gas Exploration & Production–0.22%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	443,000	558,080
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	1,042,000	902,476
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	921,000	941,809
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	888,180
		3,290,545
Oil & Gas Storage & Transportation–0.61%
Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	440,000	435,421

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Notes, 4.90%, 03/15/2035	$357,000	$337,307
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	31,618
Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	754,000	736,592
5.25%, 01/31/2020	155,000	160,912
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	367,800
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	245,000	252,109
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	422,000	434,212
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	1,820,000	1,885,365
Sr. Unsec. Global Notes, 4.50%, 04/15/2038	877,000	862,815
5.50%, 02/15/2023	745,000	765,487
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	350,387
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	521,248
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	645,000	601,104
5.50%, 02/15/2020	535,000	554,583
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	235,136
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	600,000	607,404
		9,139,500
Other Diversified Financial Services–0.21%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	935,000	925,874
MassMutual Global Funding II, Sec. Notes, 2.00%, 04/15/2021(c)	945,000	918,339
Sr. Sec. Notes, 2.10%, 08/02/2018(c)	975,000	973,724
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	315,000	307,029
		3,124,966
Packaged Foods & Meats–0.06%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	838,637

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	$64,000	$65,708
		904,345
Paper Packaging–0.10%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	281,059
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,189,603
		1,470,662
Pharmaceuticals–0.61%
Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	950,000	935,723
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 2.38%, 10/08/2019(c)	2,270,000	2,250,659
3.00%, 10/08/2021(c)	590,000	583,921
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/2018	75,000	75,282
6.38%, 05/15/2038	70,000	92,188
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,525,931
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	938,000	905,284
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/2019	280,000	288,388
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	431,000	425,574
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022	792,000	725,670
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(c)	765,000	815,753
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	391,996
		9,016,369
Property & Casualty Insurance–0.22%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	320,000	311,519
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	345,097
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	975,000	1,014,874
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	407,780

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	$665,000	$718,079
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	437,425
		3,234,774
Railroads–0.19%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	991,000	1,147,739
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	440,512
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	103,140
Sr. Unsec. Notes, 4.15%, 01/15/2045	440,000	449,063
4.85%, 06/15/2044	570,000	635,490
		2,775,944
Regional Banks–0.05%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	455,000	441,535
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	385,000	367,558
		809,093
Reinsurance–0.03%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	386,000	401,195
Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	581,000	594,663
Semiconductors–0.68%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	1,435,000	1,412,914
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	2,180,000	2,588,144
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(e)	1,566,000	2,810,035
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	1,702,000	2,437,569
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	619,000	718,040
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	230,000	221,943
		10,188,645

	Principal Amount	Value
Specialized Finance–0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	$385,000	$386,850
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	1,150,000	1,148,844
3.00%, 09/15/2023	649,000	622,364
4.25%, 09/15/2024	430,000	436,309
Aviation Capital Group LLC, Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	745,000	744,789
2.88%, 01/20/2022(c)	1,115,000	1,092,680
4.88%, 10/01/2025(c)	735,000	771,474
		5,203,310
Specialized REITs–0.31%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	1,917,000	1,846,142
Sr. Unsec. Global Notes, 4.75%, 05/15/2047	50,000	50,497
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	538,000	557,195
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	1,710,000	1,713,797
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	444,000	424,665
		4,592,296
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	170,000	169,601
Systems Software–0.26%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(e)	1,163,000	1,108,831
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(e)	1,163,000	1,090,850
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	399,637
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	1,285,000	1,240,970
		3,840,288
Technology Distributors–0.05%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	705,000	704,082
Technology Hardware, Storage & Peripherals–0.28%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	716,000	696,951
3.35%, 02/09/2027	335,000	331,107

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	$645,000	$684,237
8.35%, 07/15/2046(c)	14,000	17,813
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	2,520,000	2,462,343
		4,192,451
Tobacco–0.12%
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/2023	405,000	412,988
4.88%, 11/15/2043	1,210,000	1,318,103
		1,731,091
Wireless Telecommunication Services–0.18%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	600,000	610,113
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.30%, 02/15/2048	1,515,000	1,524,742
4.50%, 03/15/2043	585,000	595,403
		2,730,258
Total Bonds & Notes (Cost $256,683,137)		266,942,084
U.S. Treasury Securities–11.96%

U.S. Treasury Bills–0.00%
1.59%, 07/26/2018(h)(i)	45,000	44,747
U.S. Treasury Notes–10.94%
1.25%, 01/31/2019	19,275,000	19,142,552
3.63%, 08/15/2019	1,525,000	1,553,631
3.38%, 11/15/2019	300,000	305,388
3.63%, 02/15/2020	46,000	47,132
2.25%, 02/29/2020	71,210,000	71,175,613
2.63%, 11/15/2020	600,000	603,724
2.38%, 03/15/2021	24,675,000	24,662,433
2.63%, 02/28/2023	17,041,500	17,089,399
2.75%, 02/28/2025	9,706,400	9,742,603
2.75%, 02/15/2028	18,721,400	18,719,376
		163,041,851
U.S. Treasury Bonds–1.02%
4.50%, 02/15/2036	4,000,000	4,937,291
4.50%, 08/15/2039	40,000	50,239
4.38%, 05/15/2040	80,000	99,030
2.75%, 11/15/2047	10,581,000	10,094,945
		15,181,505
Total U.S. Treasury Securities (Cost $177,931,224)		178,268,103

	Shares	Value

Preferred Stocks–0.52%

Asset Management & Custody Banks–0.20%
AMG Capital Trust II, $2.58 Conv. Pfd.	47,000	$2,924,711
Diversified Banks–0.02%
Wells Fargo & Co., Series Q, 5.85% Pfd.	12,000	315,480
Oil & Gas Storage & Transportation–0.30%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	4,513,283
Total Preferred Stocks (Cost $6,118,550)		7,753,474

	Principal Amount

U.S. Government Sponsored Agency Securities–0.14%

Federal Home Loan Mortgage Corp. (FHLMC)–0.14%
Unsec. Global Notes, 4.88%, 06/13/2018	$1,000,000	1,005,910
6.75%, 03/15/2031	750,000	1,042,537
Total U.S. Government Sponsored Agency Securities (Cost $1,979,348)		2,048,447
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 5.50%, 02/01/2037	23	24
Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
5.50%, 03/01/2021	52	54
8.00%, 08/01/2021	68	68
9.50%, 04/01/2030	1,949	2,217
		2,339
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,305)		2,363

	Shares

Money Market Funds–3.65%
Invesco Government & Agency Portfolio –Institutional Class, 1.55% (j)	19,067,691	19,067,691
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (j)	13,615,955	13,614,593
Invesco Treasury Portfolio –Institutional Class, 1.57% (j)	21,791,646	21,791,646
Total Money Market Funds (Cost $54,476,575)		54,473,930
TOTAL INVESTMENTS IN SECURITIES–99.16% (Cost $1,201,057,689)		1,478,687,063
OTHER ASSETS LESS LIABILITIES–0.84%		12,539,300
NET ASSETS–100.00%		$1,491,226,363

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $69,866,696, which represented 4.69% of the Fund’s Net Assets.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Perpetual bond with no specified maturity date.
(g)	Exchangeable for a basket of five common stocks.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

Open Futures Contracts
					Unrealized
	Number of	Expiration	Notional		Appreciation
Short Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
U.S. Treasury 5 Year Notes	22	June-2018	$(2,518,141)	$(8,131)	$(8,131)
U.S. Treasury 10 Year Notes	17	June-2018	(2,059,390)	(16,509)	(16,509)
Total Futures Contracts—Interest Rate Risk				$(24,640)	$(24,640)

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/02/2018	Bank of New York Mellon (The)	CAD	6,909,148	USD	5,479,841	$116,837
04/02/2018	State Street Bank and Trust Co.	CAD	6,909,148	USD	5,479,428	116,424
04/03/2018	Bank of New York Mellon (The)	AUD	4,172,364	USD	3,294,645	89,881
04/03/2018	Bank of New York Mellon (The)	CHF	4,140,800	USD	4,439,584	106,402
04/03/2018	Bank of New York Mellon (The)	EUR	3,589,139	USD	4,441,273	23,590
04/03/2018	State Street Bank and Trust Co.	AUD	4,172,364	USD	3,296,794	92,030
04/03/2018	State Street Bank and Trust Co.	CHF	4,425,254	USD	4,743,191	112,338
04/03/2018	State Street Bank and Trust Co.	EUR	3,589,139	USD	4,443,103	25,421
05/04/2018	Bank of New York Mellon (The)	AUD	3,738,932	USD	2,882,716	10,961
05/04/2018	Bank of New York Mellon (The)	CAD	6,477,187	USD	5,039,534	8,686
05/04/2018	Bank of New York Mellon (The)	CHF	3,915,372	USD	4,141,170	33,284
05/04/2018	Bank of New York Mellon (The)	EUR	3,421,580	USD	4,252,100	31,143
05/04/2018	Bank of New York Mellon (The)	GBP	15,007,292	USD	21,259,329	170,093
05/04/2018	State Street Bank and Trust Co.	AUD	3,739,031	USD	2,883,690	11,859
05/04/2018	State Street Bank and Trust Co.	CAD	6,477,167	USD	5,038,832	8,000
05/04/2018	State Street Bank and Trust Co.	CHF	3,915,320	USD	4,143,547	35,716
05/04/2018	State Street Bank and Trust Co.	EUR	3,421,579	USD	4,252,646	31,690
05/04/2018	State Street Bank and Trust Co.	GBP	15,283,471	USD	21,655,862	178,519
05/04/2018	State Street Bank and Trust Co.	USD	141,154	CAD	181,842	84
05/04/2018	State Street Bank and Trust Co.	USD	116,022	EUR	94,159	135
05/04/2018	State Street Bank and Trust Co.	USD	376,756	GBP	268,183	113
Subtotal—Appreciation						1,203,206
04/02/2018	Bank of New York Mellon (The)	USD	5,036,661	CAD	6,477,146	(8,985)
04/02/2018	State Street Bank and Trust Co.	USD	5,711,328	CAD	7,341,150	(12,996)
04/03/2018	Bank of New York Mellon (The)	GBP	15,471,072	USD	21,703,593	(8,605)
04/03/2018	Bank of New York Mellon (The)	USD	2,883,654	AUD	3,740,342	(10,724)
04/03/2018	Bank of New York Mellon (The)	USD	4,130,692	CHF	3,914,967	(33,835)
04/03/2018	Bank of New York Mellon (The)	USD	4,241,661	EUR	3,420,818	(31,156)
04/03/2018	Bank of New York Mellon (The)	USD	21,277,843	GBP	15,039,098	(171,879)
04/03/2018	State Street Bank and Trust Co.	GBP	17,281,508	USD	24,215,369	(37,606)
04/03/2018	State Street Bank and Trust Co.	USD	3,553,002	AUD	4,604,386	(16,405)
04/03/2018	State Street Bank and Trust Co.	USD	4,912,506	CHF	4,651,088	(45,328)
04/03/2018	State Street Bank and Trust Co.	USD	4,658,058	EUR	3,757,460	(33,198)
04/03/2018	State Street Bank and Trust Co.	USD	25,059,392	GBP	17,713,481	(200,183)
Subtotal—Depreciation						(610,900)
Total Forward Foreign Currency Contracts—Currency Risk						$592,306

Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro
CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $45,122,785 and from Level 2 to Level 1 of $9,189,515, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$897,821,115	$71,377,547	$—	$969,198,662
Bonds & Notes	—	266,942,084	—	266,942,084
U.S. Treasury Securities	—	178,268,103	—	178,268,103
Preferred Stocks	4,828,763	2,924,711	—	7,753,474
U.S. Government Sponsored Agency Securities	—	2,048,447	—	2,048,447
U.S. Government Sponsored Agency Mortgaged-Backed Securities	—	2,363	—	2,363
Money Market Funds	54,473,930	—	—	54,473,930
Total Investments in Securities	957,123,808	521,563,255	—	1,478,687,063
Other Investments – Assets*
Forward Foreign Currency Contracts	—	1,203,206	—	1,203,206
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(610,900)	—	(610,900)
Futures Contracts	(24,640)	—	—	(24,640)
	(24,640)	(610,900)	—	(635,540)
Total Other Investments	(24,640)	592,306	—	567,666
Total Investments	$957,099,168	$522,155,561	$—	$1,479,254,729
*	Unrealized appreciation (depreciation).

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VIGCE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Shares	Value

Common Stocks & Other Equity Interests–97.89%

Australia–2.03%

Brambles Ltd.	112,527	$866,082
Qantas Airways Ltd.	184,870	831,765
		1,697,847

Brazil–0.90%

Petróleo Brasileiro S.A. -ADR(a)	52,931	748,444

China–1.04%

Baidu, Inc. -ADR(a)	3,872	864,192

Denmark–0.73%

Novo Nordisk A/S -Class B	12,344	607,409

Germany–3.18%

Infineon Technologies AG	18,910	506,579
KION Group AG	3,862	360,390
Siemens AG	13,974	1,782,314
		2,649,283

Hong Kong–2.35%

AIA Group Ltd.	229,200	1,956,639

Ireland–1.50%

James Hardie Industries PLC	71,063	1,255,536

Italy–4.94%

Banca Mediolanum S.p.A.	111,740	975,864
Enel S.p.A.	346,563	2,123,362
Prysmian S.p.A.	32,531	1,023,454
		4,122,680

Japan–13.48%

Asahi Group Holdings, Ltd.	47,200	2,539,538
Daito Trust Construction Co., Ltd.	7,800	1,325,522
Hitachi, Ltd.	155,000	1,130,846
KDDI Corp.	59,800	1,535,813
Komatsu Ltd.	35,400	1,189,156
Nissan Chemical Industries, Ltd.	9,300	387,289
ORIX Corp.	36,700	655,218
Seven & i Holdings Co., Ltd.	22,700	973,987
Shimano Inc.	7,900	1,144,277
Suruga Bank Ltd.	26,200	367,140
		11,248,786

Luxembourg–1.61%

ArcelorMittal (a)	42,246	1,339,911

Netherlands–3.21%

ING Groep N.V.	93,942	1,586,591
Randstad Holding N.V.	16,591	1,093,109
		2,679,700

	Shares	Value

Norway–1.11%

Orkla ASA	86,239	$927,045

Singapore–0.91%

DBS Group Holdings Ltd.	35,800	755,227

South Africa–0.44%

Naspers Ltd. -Class N	1,501	367,737

South Korea–0.84%

Samsung Electronics Co., Ltd.	301	701,418

Sweden–1.41%

Svenska Handelsbanken AB -Class A	93,468	1,172,973

Switzerland–4.05%

ABB Ltd.	8,201	195,302
Glencore PLC	181,081	901,087
UBS Group AG	129,838	2,286,212
		3,382,601

Taiwan–0.81%

Taiwan Semiconductor Manufacturing Co. Ltd.	80,000	679,595

United Kingdom–11.54%

Imperial Brands PLC	24,193	824,517
Just Eat PLC (a)	98,630	966,500
Liberty Global PLC -Series A(a)	38,022	1,190,469
Rio Tinto PLC	24,469	1,242,424
Royal Dutch Shell PLC -Class A -ADR	47,771	3,048,267
St. James’s Place PLC	94,112	1,436,870
Vodafone Group PLC -ADR	32,971	917,253
		9,626,300

United States–41.81%

Allergan PLC	6,251	1,051,981
Alphabet Inc. -Class C (a)	2,364	2,439,151
American Express Co.	18,468	1,722,695
Aptiv PLC	13,214	1,122,794
Biogen Inc. (a)	3,783	1,035,861
BioMarin Pharmaceutical Inc. (a)	7,875	638,426
Booking Holdings Inc. (a)	587	1,221,189
Celgene Corp. (a)	9,141	815,469
Chevron Corp.	22,530	2,569,321
Cognizant Technology Solutions Corp. -Class A	15,976	1,286,068
Colfax Corp. (a)	31,303	998,566
Comcast Corp. -Class A	32,404	1,107,245
Concho Resources Inc. (a)	8,631	1,297,498
Delta Air Lines, Inc.	31,664	1,735,504
eBay Inc. (a)	36,273	1,459,625
EPAM Systems, Inc. (a)	9,953	1,139,817
Facebook, Inc. -Class A (a)	4,938	789,043
FedEx Corp.	2,633	632,210

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

First Republic Bank	25,963	$ 2,404,433
HCA Healthcare, Inc.	14,476	1,404,172
Marsh & McLennan Cos., Inc.	10,573	873,224
Moody’s Corp.	2,816	454,221
NIKE, Inc. -Class B	31,811	2,113,523
Oracle Corp.	25,660	1,173,945
Progressive Corp. (The)	8,077	492,132
Sherwin-Williams Co. (The)	2,108	826,589
United Technologies Corp.	11,822	1,487,444
Zimmer Biomet Holdings, Inc.	5,446	593,832
		34,885,978
Total Common Stocks & Other Equity Interests (Cost $68,799,229)		81,669,301

	Shares	Value

Money Market Funds–1.85%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (b)	539,822	$ 539,822
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (b)	385,529	385,491
Invesco Treasury Portfolio –Institutional Class, 1.57% (b)	616,939	616,939
Total Money Market Funds (Cost $1,542,311)		1,542,252
TOTAL INVESTMENTS IN SECURITIES–99.74% (Cost $70,341,540)		83,211,553
OTHER ASSETS LESS LIABILITIES–0.26%		220,806
NET ASSETS–100.00%		$83,432,359

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
05/14/2018	Goldman Sachs International	JPY	202,000,000	USD	1,868,536	$(35,632)
05/14/2018	JPMorgan Chase Bank, N.A.	JPY	202,000,000	USD	1,868,514	(35,654)
Total Forward Foreign Currency Contracts—Currency Risk						$(71,286)

Abbreviations:

JPY	—	Japanese Yen

USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $15,363,990 and from Level 2 to Level 1 of $966,500, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,697,847	$—	$ 1,697,847
Brazil	748,444	—	—	748,444
China	864,192	—	—	864,192
Denmark	—	607,409	—	607,409
Germany	—	2,649,283	—	2,649,283
Hong Kong	—	1,956,639	—	1,956,639
Ireland	—	1,255,536	—	1,255,536
Italy	—	4,122,680	—	4,122,680
Japan	—	11,248,786	—	11,248,786
Luxembourg	—	1,339,911	—	1,339,911
Netherlands	—	2,679,700	—	2,679,700
Norway	—	927,045	—	927,045
Singapore	—	755,227	—	755,227
South Africa	—	367,737	—	367,737
South Korea	—	701,418	—	701,418
Sweden	—	1,172,973	—	1,172,973
Switzerland	—	3,382,601	—	3,382,601
Taiwan	—	679,595	—	679,595
United Kingdom	6,122,489	3,503,811	—	9,626,300
United States	34,885,978	—	—	34,885,978
Money Market Funds	1,542,252	—	—	1,542,252
Total Investments in Securities	44,163,355	39,048,198	—	83,211,553
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(71,286)	—	(71,286)
Total Investments	$44,163,355	$38,976,912	$—	$ 83,140,267

* Unrealized appreciation (depreciation).

Invesco V.I. Global Core Equity Fund

Invesco V.I. Health Care Fund Effective April 30, 2018, Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund. Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us I-VIGHC-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.70%

Biotechnology–25.16%

ACADIA Pharmaceuticals Inc. (b)	27,440	$ 616,577
Alexion Pharmaceuticals, Inc. (b)	42,773	4,767,479
Array BioPharma Inc. (b)	118,067	1,926,853
BioCryst Pharmaceuticals, Inc. (b)	96,821	461,836
Biogen Inc. (b)	16,108	4,410,693
BioMarin Pharmaceutical Inc. (b)	58,042	4,705,465
bluebird bio, Inc. (b)	7,433	1,269,185
Celgene Corp. (b)	52,499	4,683,436
Clovis Oncology Inc. (b)	35,515	1,875,192
DBV Technologies S.A. -ADR (France)(b)	94,845	2,188,074
Exact Sciences Corp. (b)	39,210	1,581,339
Heron Therapeutics, Inc. (b)	46,632	1,287,043
Incyte Corp. (b)	21,828	1,818,927
Loxo Oncology, Inc. (b)	8,275	954,687
Momenta Pharmaceuticals, Inc. (b)	58,350	1,059,053
Neurocrine Biosciences, Inc. (b)	21,176	1,756,126
REGENXBIO Inc. (b)	30,225	902,216
Sarepta Therapeutics, Inc. (b)	18,860	1,397,337
Seattle Genetics, Inc. (b)	28,323	1,482,426
Shire PLC -ADR	30,998	4,630,791
TESARO, Inc. (b)	17,250	985,665
Vertex Pharmaceuticals Inc. (b)	29,299	4,775,151
		49,535,551

Drug Retail–0.61%

Raia Drogasil S.A. (Brazil)	52,760	1,194,267

Health Care Equipment–15.28%

Abbott Laboratories	36,675	2,197,566
Baxter International Inc.	47,375	3,081,270
Boston Scientific Corp. (b)	126,187	3,447,429
Edwards Lifesciences Corp. (b)	18,370	2,562,982
Koninklijke Philips N.V. (Netherlands)	62,453	2,399,973
Medtronic PLC	38,708	3,105,156
Olympus Corp. (Japan)	54,000	2,069,964
ResMed Inc.	12,253	1,206,553
Siemens Healthineers AG -REGS (Germany)(b)(c)	33,345	1,370,325
Wright Medical Group N.V. (b)	133,153	2,641,756
Zimmer Biomet Holdings, Inc.	55,059	6,003,633
		30,086,607

Health Care Facilities–1.23%

HCA Healthcare, Inc.	24,932	2,418,404

Health Care Services–0.91%

Envision Healthcare Corp. (b)	46,518	1,787,687

	Shares	Value

Health Care Supplies–3.13%

Align Technology, Inc. (b)	8,615	$ 2,163,485
DENTSPLY SIRONA Inc.	79,525	4,000,903
		6,164,388

Health Care Technology–0.47%

HMS Holdings Corp. (b)	55,423	933,323

Life Sciences Tools & Services–6.08%

Agilent Technologies, Inc.	16,723	1,118,769
Illumina, Inc. (b)	11,602	2,742,945
Thermo Fisher Scientific, Inc.	39,284	8,110,574
		11,972,288

Managed Health Care–13.34%

Anthem, Inc.	16,753	3,680,634
Centene Corp. (b)	30,795	3,291,061
Cigna Corp.	10,565	1,772,173
HealthEquity, Inc. (b)	24,907	1,507,870
Humana Inc.	20,628	5,545,425
Molina Healthcare, Inc. (b)	20,777	1,686,677
Qualicorp S.A. (Brazil)	109,000	738,905
UnitedHealth Group Inc.	37,625	8,051,750
		26,274,495

Pharmaceuticals–30.49%

Aclaris Therapeutics, Inc. (b)	59,273	1,038,463
Aerie Pharmaceuticals, Inc. (b)	27,993	1,518,620
Allergan PLC	20,956	3,526,685
Assembly Biosciences, Inc. (b)	8,900	437,346
AstraZeneca PLC -ADR (United Kingdom)	181,177	6,335,760
Bayer AG (Germany)	43,082	4,871,218
Bristol-Myers Squibb Co.	117,015	7,401,199
Dermira, Inc. (b)	53,765	429,582
Eli Lilly and Co.	77,592	6,003,293
Jazz Pharmaceuticals PLC (b)	10,733	1,620,576
Merck & Co., Inc.	85,051	4,632,728
Nippon Shinyaku Co., Ltd. (Japan)	30,100	2,046,607
Novartis AG -ADR (Switzerland)	104,312	8,433,625
Novo Nordisk A/S -Class B (Denmark)	96,803	4,763,371
Odonate Therapeutics, Inc. (b)	42,502	900,192
Roche Holding AG (Switzerland)	13,062	2,993,603
Supernus Pharmaceuticals Inc. (b)	35,896	1,644,037
Zogenix, Inc. (b)	35,917	1,438,476
		60,035,381
Total Common Stocks & Other Equity Interests (Cost $173,321,780)		190,402,391

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Health Care Fund

	Shares	Value

Money Market Funds–3.05%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (d)	2,100,709	$ 2,100,709
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (d)	1,500,045	1,499,895
Invesco Treasury Portfolio –Institutional Class, 1.57% (d)	2,400,810	2,400,810
Total Money Market Funds (Cost $6,001,782)		6,001,414
TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $179,323,562)		196,403,805
OTHER ASSETS LESS LIABILITIES–0.25%		492,230
NET ASSETS–100.00%		$196,896,035

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2018 represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Health Care Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Health Care Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$174,251,258	$16,151,133	$—	$190,402,391
Money Market Funds	6,001,414	—	—	6,001,414
Total Investments	$180,252,672	$16,151,133	$—	$196,403,805

NOTE 3 — Subsequent Event

Effective April 30, 2018, Invesco V.I. Global Health Care Fund changed its name to Invesco V.I. Health Care Fund.

Invesco V.I. Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VIGRE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value

Real Estate Investments Trust, Common Stocks & Other Equity Interests–98.54%

Australia–4.56%

Dexus	291,847	$ 2,098,728
Goodman Group	606,921	3,944,750
GPT Group (The)	417,206	1,525,389
Mirvac Group	1,693,399	2,809,047
Scentre Group	2,089,077	6,171,636
Westfield Corp.	202,013	1,327,086
		17,876,636

Brazil–0.64%

BR Malls Participacoes S.A.	313,025	1,112,190
BR Properties S.A.	137,500	376,090
MRV Engenharia e Participacoes S.A.	119,900	591,619
Multiplan Empreendimentos Imobiliarios S.A.	21,100	440,931
		2,520,830

Canada–2.17%

Allied Properties REIT	68,600	2,159,590
Canadian Apartment Properties REIT	58,303	1,681,121
Chartwell Retirement Residences	95,552	1,160,656
H&R REIT	61,300	1,000,573
Killam Apartment REIT	87,700	944,797
RioCan REIT	83,900	1,539,426
		8,486,163

Chile–0.11%

Parque Arauco S.A.	143,045	430,410

China–6.35%

Agile Group Holdings Ltd.	430,000	900,494
CapitaLand Retail China Trust	213,700	258,416
China Evergrande Group (a)	709,000	2,268,617
China Jinmao Holdings Group Ltd.	1,672,000	965,573
China Overseas Grand Oceans Group Ltd.	379,000	185,811
China Overseas Land & Investment Ltd.	968,000	3,402,900
China Resources Land Ltd.	690,444	2,544,089
China Vanke Co., Ltd. -Class H	359,700	1,658,653
CIFI Holdings (Group) Co. Ltd.	1,100,000	971,815
Country Garden Holdings Co. Ltd.	1,781,000	3,719,232
Guangzhou R&F Properties Co. Ltd. -Class H	255,200	644,044
KWG Property Holding Ltd.	439,500	609,408
Logan Property Holdings Co. Ltd.	340,000	524,835
Longfor Properties Co. Ltd.	410,000	1,266,172
Shenzhen Investment Ltd.	359,900	153,595
Shimao Property Holdings Ltd.	406,000	1,162,606
Shui On Land Ltd.	807,000	220,503
SOHO China Ltd.	686,500	361,619
Sunac China Holdings Ltd.	530,000	2,082,164

	Shares	Value

China–(continued)

Times China Holdings Ltd.	135,000	$ 208,802
Yanlord Land Group Ltd.	212,400	275,296
Yuexiu Property Co. Ltd.	1,138,000	270,398
Yuzhou Properties Co. Ltd.	339,000	233,144
		24,888,186

France–3.00%

ICADE	25,990	2,525,741
Klepierre S.A.	55,039	2,220,733
Unibail-Rodamco S.E.	30,541	6,990,766
		11,737,240

Germany–5.04%

Deutsche Wohnen S.E.	124,721	5,821,232
Grand City Properties S.A.	175,160	4,185,338
LEG Immobilien AG	22,979	2,585,304
Vonovia S.E.	144,151	7,148,485
		19,740,359

Hong Kong–7.82%

CK Asset Holdings Ltd.	666,300	5,638,267
Hang Lung Properties Ltd.	1,003,000	2,353,570
Hongkong Land Holdings Ltd.	206,700	1,428,857
K Wah International Holdings Ltd.	293,000	197,045
Kerry Properties Ltd.	140,000	635,621
Link REIT	654,500	5,613,195
Mapletree Greater China Commercial Trust -REGS (b)	426,500	374,769
New World Development Co. Ltd.	2,252,000	3,210,417
Sun Hung Kai Properties Ltd.	357,000	5,686,934
Swire Properties Ltd.	605,400	2,128,826
Wharf (Holdings) Ltd. (The)	281,000	973,435
Wharf Real Estate Investment Co. Ltd. (a)	328,000	2,135,623
Yuexiu REIT	378,000	262,685
		30,639,244

India–0.18%

Ascendas India Trust	517,200	398,423
Oberoi Realty Ltd.	39,208	308,436
		706,859

Indonesia–0.52%

PT Bumi Serpong Damai Tbk	4,993,400	648,506
PT Ciputra Development Tbk	9,463,438	810,429
PT Pakuwon Jati Tbk	12,809,200	587,408
		2,046,343

Ireland–0.35%

Green REIT PLC	735,573	1,370,244

Japan–9.89%

Activia Properties, Inc.	212	951,186
Advance Residence Investment Corp.	645	1,641,084

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Japan–(continued)

AEON REIT Investment Corp.	772	$ 814,804
Daiwa House REIT Investment Corp.	713	1,726,232
Daiwa Office Investment Corp.	338	1,963,621
Fukuoka REIT Corp.	351	551,046
GLP J-REIT (b)	213	236,075
GLP J-REIT	1550	1,717,918
Hulic Co., Ltd.	164,900	1,800,515
Hulic Reit, Inc.	450	685,691
Japan Hotel REIT Investment Corp.	3,128	2,230,644
Japan Prime Realty Investment Corp.	152	552,123
Japan Real Estate Investment Corp.	444	2,311,051
Japan Retail Fund Investment Corp.	95	184,687
Kenedix Office Investment Corp.	128	780,728
Mitsubishi Estate Co., Ltd.	261,000	4,339,099
Mitsui Fudosan Co., Ltd.	259,500	6,258,853
Mitsui Fudosan Logistics Park Inc.	174	578,737
Nippon Building Fund Inc.	408	2,266,538
Nomura Real Estate Master Fund, Inc.	77	107,329
ORIX JREIT Inc.	344	534,821
Sumitomo Realty & Development Co., Ltd.	118,000	4,415,720
Tokyo Tatemono Co., Ltd.	89,900	1,357,924
United Urban Investment Corp.	470	734,154
		38,740,580

Malaysia–0.38%

IOI Properties Group Bhd.	1,224,000	510,908
KLCCP Stapled Group	269,400	498,211
Mah Sing Group Bhd.	1,844,300	482,405
		1,491,524

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0) (a)(b)(c)	3,053,090	0

Mexico–0.53%

Fibra Uno Administracion S.A. de C.V.	822,900	1,242,201
Macquarie Mexico Real Estate Management S.A. de C.V.	534,800	600,730
PLA Administradora Industrial, S. de R.L. de C.V.	132,000	219,578
		2,062,509

Netherlands–0.14%

InterXion Holding N.V. (a)	9,072	563,462

Philippines–0.79%

Ayala Land, Inc.	1,691,800	1,334,553
Robinsons Land Corp. (a)	589,600	225,655
SM Prime Holdings Inc.	2,380,500	1,541,564
		3,101,772

Singapore–2.21%

Ascendas REIT	1,215,300	2,445,858
CapitaLand Commercial Trust	1,214,300	1,703,534
City Developments Ltd.	198,200	1,975,942
Mapletree Commercial Trust	864,800	1,038,352

	Shares	Value

Singapore–(continued)
UOL Group Ltd.	228,500	$ 1,497,699
		8,661,385

South Africa–1.11%

Growthpoint Properties Ltd.	869,728	2,099,823
Hyprop Investments Ltd.	129,640	1,185,246
SA Corporate Real Estate Ltd.	2,605,476	1,074,160
		4,359,229

Spain–1.62%

Hispania Activos Inmobiliarios SOCIMI, S.A.	44,149	938,666
Inmobiliaria Colonial SOCIMI, S.A.	177,919	2,057,768
Merlin Properties SOCIMI, S.A.	218,455	3,343,711
		6,340,145

Sweden–1.31%

Castellum AB	43,580	713,255
Fabege AB	49,053	1,063,407
Hufvudstaden AB -Class A	142,804	2,129,632
Wihlborgs Fastigheter AB	53,423	1,237,692
		5,143,986

Switzerland–0.77%

Swiss Prime Site AG	31,050	3,006,282

Thailand–0.63%

AP Thailand PCL (a)	1,192,200	302,123
Central Pattana PCL	730,300	1,839,229
Supalai PCL (a)	287,300	201,772
Supalai PCL -NVDR (a)	161,400	113,352
		2,456,476

Turkey–0.10%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (a)	590,638	380,592

United Arab Emirates–0.13%

Emaar Malls PJSC	882,789	516,743

United Kingdom–4.56%

Big Yellow Group PLC	127,884	1,530,572
Derwent London PLC	45,992	2,001,763
Grainger PLC	206,870	839,853
Great Portland Estates PLC	165,733	1,548,481
Land Securities Group PLC	240,235	3,163,194
LondonMetric Property PLC	388,847	972,244
SEGRO PLC	403,537	3,407,721
Tritax Big Box REIT PLC	1,094,541	2,216,088
UNITE Group PLC (The)	171,650	1,906,265
Workspace Group PLC	18,776	261,339
		17,847,520

United States–43.63%

Acadia Realty Trust	53,815	1,323,849
Alexandria Real Estate Equities, Inc.	19,616	2,449,842
American Campus Communities, Inc.	64,340	2,484,811

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)

American Homes 4 Rent -Class A	136,625	$ 2,743,430
American Tower Corp. -Class A	15,274	2,219,923
Apple Hospitality REIT, Inc.	98,939	1,738,358
AvalonBay Communities, Inc.	47,331	7,784,056
Boston Properties, Inc.	59,951	7,387,162
Brandywine Realty Trust	77,127	1,224,777
Columbia Property Trust, Inc.	12,468	255,095
Cousins Properties, Inc.	273,178	2,371,185
Crown Castle International Corp.	17,443	1,911,927
Digital Realty Trust, Inc.	30,865	3,252,554
Education Realty Trust, Inc.	71,089	2,328,165
Equinix, Inc.	2,371	991,410
Equity Residential	132,081	8,138,831
Essex Property Trust, Inc.	30,213	7,271,665
Extra Space Storage Inc.	61,189	5,345,471
Federal Realty Investment Trust	42,395	4,922,483
GGP Inc.	201,946	4,131,815
HCP, Inc.	39,717	922,626
Healthcare Realty Trust, Inc.	161,201	4,466,880
Host Hotels & Resorts Inc.	131,653	2,454,012
Hudson Pacific Properties Inc.	170,859	5,558,043
Invitation Homes Inc.	84,245	1,923,313
Kilroy Realty Corp.	29,059	2,062,027
Liberty Property Trust	85,079	3,380,189
Macerich Co. (The)	54,883	3,074,546
Mid-America Apartment Communities, Inc.	33,383	3,045,865
National Health Investors, Inc.	30,351	2,042,319
National Retail Properties, Inc.	71,516	2,807,718
Park Hotels & Resorts Inc.	118,640	3,205,653
Pebblebrook Hotel Trust	53,793	1,847,790
Prologis, Inc.	178,861	11,266,454
Public Storage	51,709	10,361,966
QTS Realty Trust, Inc. -Class A	47,287	1,712,735
Realty Income Corp.	81,574	4,219,823
Regency Centers Corp.	31,824	1,876,980
Retail Opportunity Investments Corp.	216,967	3,833,807
Simon Property Group, Inc.	67,328	10,392,077
SL Green Realty Corp.	45,536	4,409,251
Sun Communities, Inc.	23,832	2,177,530
Sunstone Hotel Investors, Inc.	118,203	1,799,050
Terreno Realty Corp.	44,485	1,535,177
Ventas, Inc.	50,070	2,479,967
Vornado Realty Trust	23,200	1,561,360
Washington REIT	69,925	1,908,952
Welltower Inc.	64,951	3,535,283
Weyerhaeuser Co.	22,479	786,765
		170,924,967
Total Real Estate Investment Trust, Common Stocks & Other Equity Interests (Cost $341,055,585)		386,039,686

	Shares	Value

Money Market Funds–0.55%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (d)	747,741	$ 747,741
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (d)	533,949	533,896
Invesco Treasury Portfolio –Institutional Class, 1.57% (d)	854,562	854,562
Total Money Market Funds (Cost $2,136,302)		2,136,199
TOTAL INVESTMENTS IN SECURITIES–99.09% (Cost $343,191,887)		388,175,885
OTHER ASSETS LESS LIABILITIES–0.91%		3,580,886
NET ASSETS–100.00%		$ 391,756,771

Investment Abbreviations:

NVDR	— Non-Voting Depositary Receipt
REGS	— Regulation S
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $610,844, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Real Estate Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $77,491,999 and from Level 2 to Level 1 of $10,824,509, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ —	$17,876,636	$—	$ 17,876,636
Brazil	2,520,830	—	—	2,520,830
Canada	8,486,163	—	—	8,486,163
Chile	430,410	—	—	430,410
China	—	24,888,186	—	24,888,186
France	—	11,737,240	—	11,737,240
Germany	4,185,338	15,555,021	—	19,740,359
Hong Kong	2,135,623	28,503,621	—	30,639,244
India	398,423	308,436	—	706,859
Indonesia	—	2,046,343	—	2,046,343
Ireland	1,370,244	—	—	1,370,244
Japan	1,026,170	37,714,410	—	38,740,580
Malaysia	—	1,491,524	—	1,491,524
Malta	—	—	0	0
Mexico	820,308	1,242,201	—	2,062,509
Netherlands	563,462	—	—	563,462
Philippines	—	3,101,772	—	3,101,772
Singapore	—	8,661,385	—	8,661,385
South Africa	2,259,406	2,099,823	—	4,359,229
Spain	6,340,145	—	—	6,340,145
Sweden	1,237,692	3,906,294	—	5,143,986
Switzerland	—	3,006,282	—	3,006,282
Thailand	—	2,456,476	—	2,456,476
Turkey	—	380,592	—	380,592
United Arab Emirates	516,743	—	—	516,743
United Kingdom	10,436,752	7,410,768	—	17,847,520
United States	170,924,967	—	—	170,924,967
Money Market Funds	2,136,199	—	—	2,136,199
Total Investments	$215,788,875	$172,387,010	$0	$ 388,175,885

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VIGMKT-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–26.32%

Federal Farm Credit Bank (FFCB)–1.21%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%) (a)	1.83%	05/17/2018	$3,000	$3,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.63%	12/04/2019	5,000	4,999,781
Unsec. Bonds (3 mo. USD LIBOR + 0.02%) (a)	1.92%	05/22/2018	2,500	2,501,142
				10,500,923
Federal Home Loan Bank (FHLB)–22.14%
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.71%	02/15/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.74%	07/19/2019	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.66%	02/11/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.80%	02/28/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.61%	03/06/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.74%	03/20/2019	2,000	2,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.68%	01/14/2019	9,000	9,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.72%	05/17/2019	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.68%	08/14/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.56%	08/01/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.74%	04/22/2019	3,000	3,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.65%	12/14/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.61%	10/10/2018	13,000	13,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.56%	11/05/2018	12,000	12,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.59%	11/09/2018	3,000	3,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.46%	04/13/2018	8,000	7,999,998
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.47%	04/23/2018	4,000	3,999,988
Unsec. Bonds (3 mo. USD LIBOR - 0.31%) (a)	1.53%	08/15/2018	12,000	11,998,343
Unsec. Disc. Notes (b)	1.60%	04/13/2018	1,800	1,799,148
Unsec. Disc. Notes (b)	1.61%	04/13/2018	1,900	1,899,037
Unsec. Disc. Notes (b)	1.60%	04/18/2018	7,900	7,894,504
Unsec. Disc. Notes (b)	1.61%	04/18/2018	5,450	5,445,978
Unsec. Disc. Notes (b)	1.62%	04/20/2018	5,000	4,995,950
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.68%	06/14/2019	5,000	5,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.72%	12/21/2018	5,000	5,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.74%	07/27/2018	1,600	1,600,033
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.48%	05/14/2018	10,000	9,999,533
				192,632,512
Overseas Private Investment Corp. (OPIC)–2.97%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.81%	06/15/2025	3,000	3,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.81%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.81%	09/15/2020	5,000	5,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.81%	07/15/2025	388	388,333
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.81%	07/07/2040	7,500	7,500,000
				25,888,333
Total U.S. Government Sponsored Agency Securities (Cost $229,021,768)				229,021,768

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–21.31%

U.S. Treasury Bills–17.29%(b)
U.S. Treasury Bills	1.23%	04/12/2018	$15,000	$14,994,917
U.S. Treasury Bills	1.74%	04/19/2018	25,000	24,979,476
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,952,767
U.S. Treasury Bills	1.67%	06/14/2018	25,000	24,915,340
U.S. Treasury Bills	1.79%	06/21/2018	11,000	10,956,489
U.S. Treasury Bills	1.54%	06/28/2018	5,000	4,978,703
U.S. Treasury Bills	1.77%	06/28/2018	15,000	14,939,009
U.S. Treasury Bills	1.63%	07/26/2018	5,000	4,974,205
U.S. Treasury Bills	1.84%	08/30/2018	10,000	9,924,062
U.S. Treasury Bills	1.85%	09/06/2018	10,000	9,920,192
U.S. Treasury Bills	1.87%	09/13/2018	5,000	4,957,027
U.S. Treasury Bills	1.91%	09/13/2018	5,000	4,957,659
				150,449,846
U.S. Treasury Notes–4.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (a)	1.84%	04/30/2019	11,000	11,001,292
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (a)	1.83%	07/31/2019	6,000	5,999,828
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (a)	1.82%	10/31/2019	8,000	8,001,624
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate) (a)	1.77%	01/31/2020	10,000	9,993,664
				34,996,408
Total U.S. Treasury Securities (Cost $185,446,254)				185,446,254
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–47.63% (Cost $414,468,022)				414,468,022
			Repurchase Amount

Repurchase Agreements–48.94%(d)
Bank of Nova Scotia, joint agreement dated 03/29/2018, aggregate maturing value of $200,040,000 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.65%-5.00%; 04/01/2026-01/01/2048)	1.80%	04/02/2018	40,008,000	40,000,000
BMO Capital Markets Corp., joint agreement dated 03/29/2018, aggregate maturing value of $100,020,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $102,000,718; 0%-6.25%; 04/06/2018-03/01/2048)	1.80%	04/02/2018	40,008,000	40,000,000
CIBC World Markets Corp., joint agreement dated 03/29/2018, aggregate maturing value of $1,000,202,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,030; 1.38%-4.00%; 04/30/2020-12/01/2047)	1.82%	04/02/2018	37,416,766	37,409,201
DNB Bank ASA, agreement dated 03/29/2018, maturing value of $40,008,044 (collateralized by U.S. Treasury obligations valued at $40,800,024; 1.50%-2.50%; 08/31/2018-08/15/2023)	1.81%	04/02/2018	40,008,044	40,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 03/29/2018, maturing value of $40,008,089 (collateralized by a U.S. Treasury obligation valued at $40,800,007; 2.88%; 05/15/2043)	1.82%	04/02/2018	40,008,089	40,000,000
ING Financial Markets, LLC, joint term agreement dated 03/19/2018, aggregate maturing value of $200,133,000 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.00%-7.50%; 11/01/2018-02/01/2048) (e)	1.71%	04/02/2018	15,009,975	15,000,000
Lloyds Bank PLC, joint term agreement dated 03/02/2018, aggregate maturing value of $500,684,583 (collateralized by U.S. Treasury obligations valued at $510,237,381; 1.88%-2.63%; 11/15/2020-05/31/2022) (e)	1.59%	04/05/2018	20,027,383	20,000,000
Lloyds Bank PLC, joint term agreement dated 03/20/2018, aggregate maturing value of $803,192,000 (collateralized by U.S. Treasury obligations valued at $815,224,348; 1.25%-2.63%; 10/31/2020-08/15/2025)	1.89%	06/06/2018	5,019,950	5,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Lloyds Bank PLC, joint term agreement dated 03/23/2018, aggregate maturing value of $702,784,833 (collateralized by U.S. Treasury obligations valued at $714,797,591; 2.13%-3.50%; 05/15/2020-08/15/2021)	1.86%	06/11/2018	$5,019,892	$5,000,000
Metropolitan Life Insurance Co., joint term agreement dated 03/28/2018, aggregate maturing value of $1,160,414,508 (collateralized by U.S. Treasury obligations valued at $1,233,926,864; 0%-4.50%; 04/19/2018-02/15/2043) (e)	1.81%	04/04/2018	15,008,468	15,003,188
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 03/28/2018, aggregate maturing value of $2,332,088,602 (collateralized by U.S. Treasury obligations valued at $2,379,322,678; 1.63%-2.25%; 08/31/2022-02/15/2027) (e)	1.85%	04/04/2018	33,374,501	33,362,500
RBC Capital Markets LLC, joint term agreement dated 03/29/2018, aggregate maturing value of $1,000,186,111 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,001; 0%-7.50%; 04/25/2018-03/25/2058) (e)	1.68%	05/29/2018	45,008,375	45,000,000
Royal Bank of Canada, joint term agreement dated 03/12/2018, aggregate maturing value of $1,101,534,500 (collateralized by U.S. government sponsored agency obligations, U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,001; 2.00%-7.00%; 02/29/2024-11/15/2057) (e)	1.62%	04/12/2018	10,013,950	10,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 03/29/2018, aggregate maturing value of $2,000,388,889 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,001; 3.50%; 02/20/2046-11/01/2047)	1.75%	04/02/2018	40,007,778	40,000,000
Wells Fargo Securities, LLC, joint agreement dated 03/29/2018, aggregate maturing value of $760,152,844 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 4.00%-4.50%; 11/01/2047-04/01/2048)	1.81%	04/02/2018	40,008,044	40,000,000
Total Repurchase Agreements (Cost $425,774,889)				425,774,889
TOTAL INVESTMENTS IN SECURITIES(f)–96.57% (Cost $840,242,911)				840,242,911
OTHER ASSETS LESS LIABILITIES–3.43%				29,877,825
NET ASSETS–100.00%				$870,120,736

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discount
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2018.
(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on March 31, 2018.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Government Money Market Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VIGOV-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–44.08%

Collateralized Mortgage Obligations–21.21%

Fannie Mae ACES, 2.18% (1 mo. USD LIBOR + 0.59%), 09/25/2023 (a)	$3,239,265	$3,264,812
Fannie Mae REMICs, 4.00%, 07/25/2018 to 07/25/2040	2,360,059	2,418,209
5.00%, 08/25/2019	80,613	81,260
3.00%, 10/25/2025	367,695	368,095
2.50%, 03/25/2026	410,612	408,590
7.00%, 09/18/2027	260,871	283,384
1.50%, 01/25/2028	4,527,903	4,329,234
6.50%, 03/25/2032	749,990	832,571
5.75%, 10/25/2035	325,818	350,785
2.17% (1 mo. USD LIBOR + 0.30%), 05/25/2036 (a)	2,528,151	2,521,661
4.25%, 02/25/2037	665,632	679,607
2.32% (1 mo. USD LIBOR + 0.45%), 03/25/2037 (a)	1,208,989	1,214,032
2.37% (1 mo. USD LIBOR + 0.50%), 03/25/2037 to 05/25/2041 (a)	3,800,093	3,808,416
2.27% (1 mo. USD LIBOR + 0.40%), 06/25/2038 to 09/25/2046 (a)	6,604,515	6,630,684
6.56%, 06/25/2039(b)	3,176,337	3,633,789
2.42% (1 mo. USD LIBOR + 0.55%), 02/25/2041 (a)	2,440,420	2,456,035
2.39% (1 mo. USD LIBOR + 0.52%), 11/25/2041 (a)	1,271,693	1,283,042
1.89% (1 mo. USD LIBOR + 0.32%), 08/25/2044 (a)	2,701,598	2,698,899
1.97% (1 mo. USD LIBOR + 0.40%), 11/25/2046 (a)	4,173,818	4,180,124
2.05% (1 mo. USD LIBOR + 0.48%), 02/25/2056 (a)	5,311,716	5,320,852
1.99% (1 mo. USD LIBOR + 0.42%), 12/25/2056 (a)	5,208,936	5,214,565
Freddie Mac REMICs, 4.50%, 07/15/2018	12,765	12,774
3.00%, 10/15/2018 to 04/15/2026	613,258	615,562
5.00%, 01/15/2019	6,159	6,162
2.28% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040 (a)	4,512,339	4,533,414
2.08% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044 (a)	11,506,064	11,500,630
1.92% (1 mo. USD LIBOR + 0.35%), 11/15/2036 (a)	4,047,186	4,043,746
2.15% (1 mo. USD LIBOR + 0.37%), 03/15/2037 (a)	1,277,105	1,279,040
2.18% (1 mo. USD LIBOR + 0.40%), 05/15/2037 to 06/15/2037 (a)	2,863,041	2,872,210
2.64% (1 mo. USD LIBOR + 0.86%), 11/15/2039 (a)	700,392	715,799

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

2.23% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042 (a)	$12,601,529	$12,670,150
Freddie Mac STRIPS, 1.93% (1 mo. USD LIBOR + 0.35%), 10/15/2037 (a)	3,085,559	3,087,861
Freddie Mac Whole Loan Securities Trust, 3.50%, 05/25/2047	2,095,338	2,109,438
Ginnie Mae REMICs, 6.00%, 01/16/2025	310,751	327,738
5.72%, 08/20/2034(b)	1,127,338	1,229,090
5.89%, 01/20/2039(b)	3,952,798	4,323,309
2.59% (1 mo. USD LIBOR + 0.80%), 09/16/2039 (a)	1,278,154	1,298,447
4.49%, 07/20/2041(b)	832,873	861,693
2.72%, 09/20/2041(b)	3,335,910	3,465,879
2.07% (1 mo. USD LIBOR + 0.25%), 01/20/2042 (a)	628,382	628,239
		107,559,827

Federal Home Loan Mortgage Corp. (FHLMC)–9.19%

Pass Through Ctfs., 5.00%, 07/01/2018 to 01/01/2040	1,180,512	1,278,094
6.00%, 09/01/2018 to 07/01/2038	333,116	360,040
6.50%, 05/01/2019 to 12/01/2035	2,341,744	2,626,057
4.50%, 09/01/2020 to 08/01/2041	8,015,004	8,490,512
10.00%, 03/01/2021	2,811	2,830
9.00%, 06/01/2021 to 06/01/2022	38,141	39,182
7.00%, 12/01/2021 to 11/01/2035	2,859,099	3,154,459
8.00%, 12/01/2021 to 09/01/2036	1,001,104	1,064,775
7.50%, 09/01/2022 to 06/01/2035	939,726	1,036,187
8.50%, 11/17/2022 to 08/01/2031	366,842	395,697
5.50%, 12/01/2022	116,241	118,118
3.50%, 08/01/2026	634,518	647,671
3.00%, 05/01/2027 to 02/01/2032	6,335,352	6,337,664
7.05%, 05/20/2027	104,467	112,060
6.03%, 10/20/2030	724,319	794,211
Pass Through Ctfs., ARM, 3.63% (1 yr. USD LIBOR + 1.88%), 09/01/2035 (a)	3,715,007	3,920,268
3.66% (1 yr. USD LIBOR + 1.87%), 07/01/2036 (a)	3,295,283	3,481,583
3.32% (1 yr. USD LIBOR + 1.57%), 10/01/2036 (a)	1,920,635	1,998,837
3.66% (1 yr. USD LIBOR + 1.91%), 10/01/2036 (a)	138,865	146,161
3.73% (1 yr. USD LIBOR + 1.98%), 11/01/2037 (a)	1,312,620	1,375,871
3.91% (1 yr. USD LIBOR + 2.06%), 01/01/2038 (a)	118,012	124,831
3.66% (1 yr. USD LIBOR + 1.84%), 07/01/2038 (a)	827,295	870,243

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

3.51% (1 yr. USD LIBOR + 1.78%), 06/01/2043 (a)	$1,726,440	$1,796,905
2.89% (1 yr. USD LIBOR + 1.64%), 01/01/2048 (a)	6,435,534	6,436,506
		46,608,762

Federal National Mortgage Association (FNMA)–10.54%

Pass Through Ctfs., 7.00%, 05/01/2018 to 06/01/2036	3,163,511	3,381,848
5.00%, 06/01/2018 to 12/01/2033	271,224	280,233
6.50%, 02/01/2019 to 11/01/2037	2,262,832	2,485,936
4.50%, 04/01/2019 to 08/01/2041	5,993,850	6,330,192
8.00%, 02/01/2021 to 10/01/2037	2,879,850	3,323,153
8.50%, 02/01/2021 to 08/01/2037	892,872	1,001,065
5.50%, 03/01/2021 to 05/01/2035	1,488,674	1,638,041
6.00%, 08/01/2021 to 10/01/2038	1,603,000	1,788,350
7.50%, 11/01/2022 to 08/01/2037	4,392,126	4,943,387
6.75%, 07/01/2024	280,510	313,154
6.95%, 10/01/2025	16,904	17,030
3.50%, 03/01/2027 to 08/01/2027	8,223,344	8,392,564
3.00%, 05/01/2027 to 07/01/2032	11,972,355	11,989,642
Pass Through Ctfs., ARM, 3.64% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034 (a)	1,992,815	2,112,305
3.43% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035 (a)	304,336	321,451
3.69% (1 yr. USD LIBOR + 1.73%), 03/01/2038 (a)	73,790	77,024
2.73% (1 yr. USD LIBOR + 1.75%), 02/01/2042 (a)	1,029,486	1,073,833
2.16% (1 yr. USD LIBOR + 1.52%), 08/01/2043 (a)	2,187,813	2,193,493
2.28% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044 (a)	1,782,437	1,791,410
		53,454,111

Government National Mortgage Association (GNMA)–3.14%

Pass Through Ctfs., 6.50%, 10/15/2018 to 01/15/2035	3,163,150	3,480,829
10.00%, 06/15/2019	272	272
7.00%, 07/15/2019 to 12/15/2036	781,125	844,947
6.00%, 09/15/2020 to 08/15/2033	510,376	559,901
7.50%, 09/15/2022 to 10/15/2035	2,084,463	2,316,596
8.00%, 01/15/2023 to 01/15/2037	1,105,317	1,253,344
5.00%, 02/15/2025	163,865	172,766
8.50%, 02/15/2025 to 01/15/2037	139,324	145,191
6.95%, 08/20/2025 to 08/20/2027	237,633	240,629
6.38%, 10/20/2027 to 02/20/2028	224,764	245,395
6.10%, 12/20/2033	3,736,688	4,234,573
3.50%, 10/20/2042	2,390,647	2,390,618
		15,885,061
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $222,257,446)		223,507,761

	Principal Amount	Value

U.S. Treasury Securities–40.03%

U.S. Treasury Bills–0.14%(c)(d)

1.58%, 07/26/2018	$90,000	$89,495
1.59%, 07/26/2018	625,000	621,492
		710,987

U.S. Treasury Notes–27.17%

1.25%, 12/31/2018	3,000,000	2,982,056
1.50%, 12/31/2018	2,500,000	2,489,344
1.00%, 03/15/2019	3,000,000	2,968,404
1.50%, 05/31/2019	7,000,000	6,946,017
0.75%, 07/15/2019	8,100,000	7,952,103
1.63%, 07/31/2019	2,700,000	2,680,023
1.75%, 09/30/2019	2,500,000	2,482,399
3.38%, 11/15/2019	625,000	636,226
1.75%, 11/30/2019	3,000,000	2,975,412
1.50%, 04/15/2020	2,000,000	1,968,027
2.00%, 09/30/2020	2,500,000	2,478,524
1.75%, 12/31/2020	2,500,000	2,458,425
2.00%, 01/15/2021	9,250,000	9,154,863
1.38%, 01/31/2021	3,000,000	2,916,585
3.13%, 05/15/2021	2,100,000	2,143,694
2.13%, 08/15/2021	2,700,000	2,670,508
2.00%, 10/31/2021	2,500,000	2,459,627
2.00%, 11/15/2021	3,300,000	3,246,700
2.00%, 12/31/2021	3,000,000	2,946,661
1.88%, 03/31/2022	6,000,000	5,855,623
1.75%, 05/15/2022	4,000,000	3,881,664
2.13%, 06/30/2022	3,000,000	2,951,979
2.00%, 07/31/2022	2,000,000	1,957,030
1.63%, 08/31/2022	5,000,000	4,810,018
1.63%, 11/15/2022	2,000,000	1,919,738
2.00%, 11/30/2022	2,700,000	2,634,967
2.13%, 12/31/2022	12,000,000	11,766,239
2.38%, 01/31/2023	2,000,000	1,983,147
1.63%, 04/30/2023	4,000,000	3,818,154
1.63%, 05/31/2023	1,400,000	1,334,892
1.63%, 10/31/2023	625,000	593,048
2.13%, 11/30/2023	5,500,000	5,355,915
2.13%, 03/31/2024	4,000,000	3,883,726
2.13%, 07/31/2024	3,000,000	2,905,383
2.25%, 11/15/2024	5,000,000	4,867,560
1.50%, 08/15/2026	8,750,000	7,937,149
2.38%, 05/15/2027	1,000,000	969,673
2.25%, 11/15/2027	4,000,000	3,829,305
		137,810,808

U.S. Treasury Bonds–11.42%

8.75%, 05/15/2020	1,200,000	1,362,506
7.88%, 02/15/2021	1,100,000	1,268,508
5.38%, 02/15/2031	3,800,000	4,862,866
3.38%, 05/15/2044	6,000,000	6,440,955
3.00%, 05/15/2045	7,000,000	7,030,857
2.88%, 08/15/2045	750,000	735,132
3.00%, 11/15/2045	3,000,000	3,011,192
2.50%, 05/15/2046	6,000,000	5,444,435
2.25%, 08/15/2046	6,550,000	5,629,450
3.00%, 05/15/2047	7,300,000	7,321,398

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

2.75%, 08/15/2047	$10,000,000	$9,538,350
2.75%, 11/15/2047	5,500,000	5,247,349
		57,892,998

U.S. Treasury Inflation - Indexed Notes–1.30%(e)

0.13%, 04/15/2021	3,867,499	3,834,492
0.13%, 04/15/2022	2,801,343	2,761,222
		6,595,714
Total U.S. Treasury Securities (Cost $207,010,648)		203,010,507

Non-U.S. Government Sponsored Agency Securities – 11.94%

Collateralized Mortgage Obligations–9.79%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, Variable Rate Pass Through Ctfs., 0.89%, 09/15/2048(b)	16,540,903	836,740
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.58%, 01/25/2035(b)	633,264	647,246
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(f)	2,490,802	2,472,398
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(f)	2,890,155	2,862,058
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.68%, 05/10/2048(b)(f)	4,740,000	4,764,285
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.38%, 08/10/2048(b)	6,200,000	6,389,410
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041(Acquired 04/22/2013; Cost $7,782,570) (f)	7,519,391	7,660,380
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25% (PNMR - 3.00%), 09/08/2039 (Acquired 11/05/2010; Cost $12,167,293) (a)(f)	11,777,174	12,027,440
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(f)	485,296	483,256

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 5.40% (1 mo. USD LIBOR + 3.66%), 08/15/2026(a)(f)	$3,000,000	$3,045,337
Towd Point Mortgage Trust, Series 2015-1, Class AES, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2053(b)(f)	2,585,620	2,584,752
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.13%, 05/15/2048(b)	5,900,000	5,877,812
		49,651,114

Bonds & Notes–2.15%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	3,800,000	4,330,020
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	1,540,000	1,631,205
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,933,705
		10,894,930
Total Non-U.S. Government Sponsored Agency Securities (Cost $60,130,604)		60,546,044

U.S. Government Sponsored Agency Securities–2.18%

Federal Home Loan Bank (FHLB)–1.25%

Unsec. Bonds, 3.38%, 06/12/2020	6,220,000	6,354,166

Financing Corp. (FICO)–0.55%

Sec. Bonds, 9.80%, 04/06/2018	700,000	700,723
Series E, Sec. Bonds, 9.65%, 11/02/2018	1,985,000	2,074,708
		2,775,431

Tennessee Valley Authority (TVA)–0.38%

Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,940,036
Total U.S. Government Sponsored Agency Securities (Cost $11,113,415)		11,069,633

	Shares

Money Market Funds–1.67%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (Cost $8,475,368)(g)	8,475,368	8,475,368
TOTAL INVESTMENTS IN SECURITIES–99.90% (Cost $508,987,481)		506,609,313
OTHER ASSETS LESS LIABILITIES–0.10%		484,195
NET ASSETS–100.00%		$507,093,508

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Investment Abbreviations:

ACES	—Automatically Convertible Extendable Security
ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
LIBOR	—London Interbank Offered Rate
PNMR	—Panamanian Mortgage Reference Rate
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Security
Unsec.	—Unsecured
USD	—U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2018.

(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect March 31, 2018.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $35,899,906, which represented 7.08% of the Fund’s Net Assets.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	31	June-2018	$3,548,289	$7,192	$ 7,192
U.S. Treasury 10 Year Notes	46	June-2018	5,572,469	12,875	12,875
U.S. Treasury Long Bonds	22	June-2018	3,225,750	81,073	81,073
U.S. Treasury Ultra Bonds	63	June-2018	10,109,531	303,881	303,881
Subtotal—Long Future Contracts				405,021	405,021

Short Futures Contracts
U.S. Treasury 2 Year Notes	49	June-2018	(10,417,860)	(980)	(980)
U.S. Treasury 10 Year Ultra Bonds	94	June-2018	(12,206,781)	(142,964)	(142,964)
Subtotal—Short Future Contracts				(143,944)	(143,944)
Total Futures Contracts —Interest Rate Risk				$261,077	$ 261,077

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco V.I. Government Securities Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco V.I. Government Securities Fund

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Invesco V.I. Government Securities Fund

I.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco V.I. Government Securities Fund

K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgaged-Backed Securities	$—	$223,507,761	$—	$223,507,761
U.S. Treasury Securities	—	203,010,507	—	203,010,507
Non-U.S. Government Sponsored Agency Securities	—	60,546,044	—	60,546,044
U.S. Government Sponsored Agency Securities	—	11,069,633	—	11,069,633
Money Market Funds	8,475,368	—	—	8,475,368
Total Investments in Securities	8,475,368	498,133,945	—	506,609,313
Other Investments – Assets*
Futures Contracts	405,021	—	—	405,021
Other Investments – Liabilities*
Futures Contracts	(143,944)	—	—	(143,944)
Total Other Investments	261,077	—	—	261,077
Total Investments	$8,736,445	$498,133,945	$—	$506,870,390
* Unrealized appreciation (depreciation).

Invesco V.I. Government Securities Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2018:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$405,021
Derivatives not subject to master netting agreements	(405,021)
Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(143,944)
Derivatives not subject to master netting agreements	143,944
Total Derivative Liabilities subject to master netting agreements	$—

Effect of Derivative Investments for the three months ended March 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(830,049)
Option purchased (a)	279,551
Option written	28,426
Swap agreements	(330,013)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	137,075
Option purchased (a)	(39,041)
Swap agreements	70,652
Total	$(683,399)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the three months average notional value of futures contracts and the two months average notional value of options purchased, options written and swap agreements outstanding during the period.

	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$52,323,750	$49,000,000	$43,500,000	$6,592,000

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VK-VIGRI-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.85%

Aerospace & Defense–1.83%

General Dynamics Corp.	155,231	$ 34,290,528

Apparel, Accessories & Luxury Goods–0.26%

Michael Kors Holdings Ltd. (b)	79,286	4,922,075

Asset Management & Custody Banks–2.55%

Northern Trust Corp.	200,405	20,667,768
State Street Corp.	271,274	27,054,156
		47,721,924

Automobile Manufacturers–2.12%

General Motors Co.	1,090,039	39,612,017

Biotechnology–1.19%

Amgen Inc.	130,327	22,218,147

Building Products–0.94%

Johnson Controls International PLC	500,387	17,633,638

Cable & Satellite–1.83%

Charter Communications, Inc. -Class A (b)	45,849	14,269,126
Comcast Corp. -Class A	585,069	19,991,807
		34,260,933

Communications Equipment–2.73%

Cisco Systems, Inc.	863,918	37,053,443
Juniper Networks, Inc.	575,360	13,998,509
		51,051,952

Diversified Banks–13.76%

Bank of America Corp.	2,721,099	81,605,759
Citigroup Inc.	1,368,877	92,399,198
JPMorgan Chase & Co.	625,562	68,793,053
Wells Fargo & Co.	276,376	14,484,866
		257,282,876

Diversified Metals & Mining–0.75%

BHP Billiton Ltd. (Australia)	632,014	13,981,279

Drug Retail–3.28%

CVS Health Corp.	482,184	29,996,667
Walgreens Boots Alliance, Inc.	478,094	31,300,814
		61,297,481

Electric Utilities–0.43%

FirstEnergy Corp.	236,936	8,058,193

Fertilizers & Agricultural Chemicals–1.43%

Mosaic Co. (The)	569,227	13,820,831
Nutrien Ltd. (Canada)	271,845	12,847,395
		26,668,226

	Shares	Value

Health Care Distributors–1.40%

McKesson Corp.	185,384	$ 26,115,044

Health Care Equipment–3.23%

Baxter International Inc.	271,032	17,627,921
Medtronic PLC	296,849	23,813,227
Zimmer Biomet Holdings, Inc.	172,953	18,858,795
		60,299,943

Home Improvement Retail–1.30%

Kingfisher PLC (United Kingdom)	5,905,139	24,302,293

Hotels, Resorts & Cruise Lines–1.75%

Carnival Corp.	497,576	32,631,034

Industrial Machinery–1.14%

Ingersoll-Rand PLC	248,410	21,241,539

Insurance Brokers–2.75%

Aon PLC	159,768	22,420,243
Marsh & McLennan Cos., Inc.	146,649	12,111,741
Willis Towers Watson PLC	110,632	16,837,084
		51,369,068

Integrated Oil & Gas–5.68%

BP PLC (United Kingdom)	4,471,131	30,108,474
Occidental Petroleum Corp.	552,567	35,894,752
Royal Dutch Shell PLC -Class A (United Kingdom)	1,282,435	40,245,318
		106,248,544

Integrated Telecommunication Services–0.85%

Orange S.A. (France)	236,999	4,024,728
Verizon Communications Inc.	248,950	11,904,789
		15,929,517

Internet Software & Services–1.42%

eBay Inc. (b)	659,170	26,525,001

Investment Banking & Brokerage–5.04%

Charles Schwab Corp. (The)	287,928	15,035,600
Goldman Sachs Group, Inc. (The)	92,244	23,232,574
Morgan Stanley	1,036,907	55,951,502
		94,219,676

IT Consulting & Other Services–1.49%

Cognizant Technology Solutions Corp. -Class A	345,444	27,808,242

Managed Health Care–0.94%

Anthem, Inc.	80,441	17,672,888

Multi-Line Insurance–1.87%

American International Group, Inc.	642,064	34,941,123

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–2.23%

Baker Hughes, a GE Co.	395,095	$ 10,971,788
TechnipFMC PLC (United Kingdom)	1,044,633	30,764,442
		41,736,230

Oil & Gas Exploration & Production–6.60%

Anadarko Petroleum Corp.	568,277	34,329,614
Apache Corp.	653,822	25,159,070
Canadian Natural Resources Ltd. (Canada)	947,821	29,794,125
Devon Energy Corp.	1,072,715	34,101,610
		123,384,419

Other Diversified Financial Services–0.99%

Voya Financial, Inc.	366,942	18,530,571

Packaged Foods & Meats–1.28%

Mondelez International, Inc. -Class A	572,658	23,897,018

Pharmaceuticals–6.57%

Bristol-Myers Squibb Co.	349,017	22,075,325
Merck & Co., Inc.	495,525	26,991,247
Novartis AG (Switzerland)	301,928	24,426,594
Pfizer Inc.	915,641	32,496,099
Sanofi (France)	210,595	16,928,054
		122,917,319

Railroads–1.74%

CSX Corp.	584,871	32,583,163

Regional Banks–6.93%

Citizens Financial Group, Inc.	1,123,118	47,148,494
Comerica Inc.	128,084	12,287,098
Fifth Third Bancorp	805,241	25,566,402
First Horizon National Corp.	734,621	13,832,913
PNC Financial Services Group, Inc. (The)	202,578	30,637,897
		129,472,804

Semiconductors–2.63%

Intel Corp.	508,478	26,481,534
QUALCOMM Inc.	407,950	22,604,510
		49,086,044

Systems Software–3.08%

Oracle Corp.	956,054	43,739,471
Symantec Corp.	532,231	13,758,171
		57,497,642

Tobacco–2.19%

Philip Morris International Inc.	412,165	40,969,201

Wireless Telecommunication Services–0.65%

Vodafone Group PLC –ADR (United Kingdom)	435,099	12,104,454
Total Common Stocks & Other Equity Interests (Cost $1,529,978,225)		1,810,482,046

	Shares	Value

Money Market Funds–1.69%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (c)	11,045,585	$ 11,045,585
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (c)	7,886,526	7,885,738
Invesco Treasury Portfolio –Institutional Class, 1.57% (c)	12,623,526	12,623,526
Total Money Market Funds (Cost $31,556,863)		31,554,849
TOTAL INVESTMENTS IN SECURITIES–98.54% (Cost $1,561,535,088)		1,842,036,895
OTHER ASSETS LESS LIABILITIES–1.46%		27,220,755
NET ASSETS–100.00%		$ 1,869,257,650

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/02/2018	Bank of New York Mellon (The)	CAD	14,849,264	USD	11,777,372	$251,108
04/02/2018	State Street Bank and Trust Co.	CAD	14,849,264	USD	11,776,485	250,221
04/03/2018	Bank of New York Mellon (The)	AUD	7,828,220	USD	6,181,437	168,636
04/03/2018	Bank of New York Mellon (The)	CHF	9,001,709	USD	9,651,237	231,307
04/03/2018	Bank of New York Mellon (The)	EUR	6,628,881	USD	8,202,710	43,570
04/03/2018	State Street Bank and Trust Co.	AUD	7,828,220	USD	6,185,468	172,667
04/03/2018	State Street Bank and Trust Co.	CHF	9,613,740	USD	10,304,514	244,118
04/03/2018	State Street Bank and Trust Co.	EUR	6,628,881	USD	8,206,091	46,950
05/04/2018	Bank of New York Mellon (The)	AUD	6,952,137	USD	5,360,098	20,381
05/04/2018	Bank of New York Mellon (The)	CAD	13,796,071	USD	10,733,945	18,502
05/04/2018	Bank of New York Mellon (The)	CHF	8,423,847	USD	8,909,646	71,611
05/04/2018	Bank of New York Mellon (The)	EUR	6,262,392	USD	7,782,462	56,999
05/04/2018	Bank of New York Mellon (The)	GBP	28,128,939	USD	39,847,455	318,813
05/04/2018	State Street Bank and Trust Co.	AUD	6,952,322	USD	5,361,908	22,050
05/04/2018	State Street Bank and Trust Co.	CAD	13,796,028	USD	10,732,450	17,040
05/04/2018	State Street Bank and Trust Co.	CHF	8,423,735	USD	8,914,760	76,843
05/04/2018	State Street Bank and Trust Co.	EUR	6,262,390	USD	7,783,462	58,001
05/04/2018	State Street Bank and Trust Co.	GBP	28,275,792	USD	40,066,706	331,696
05/04/2018	State Street Bank and Trust Co.	USD	123,393	AUD	160,664	8
Subtotal—Appreciation						2,400,521
04/02/2018	Bank of New York Mellon (The)	USD	10,730,708	CAD	13,799,691	(19,142)
04/02/2018	State Street Bank and Trust Co.	USD	12,366,861	CAD	15,898,837	(25,900)
04/03/2018	Bank of New York Mellon (The)	GBP	29,210,744	USD	40,978,293	(16,246)
04/03/2018	Bank of New York Mellon (The)	USD	5,367,243	AUD	6,961,766	(19,959)
04/03/2018	Bank of New York Mellon (The)	USD	8,889,717	CHF	8,425,451	(72,817)
04/03/2018	Bank of New York Mellon (The)	USD	7,764,092	EUR	6,261,592	(57,029)
04/03/2018	Bank of New York Mellon (The)	USD	39,889,716	GBP	28,193,900	(322,223)
04/03/2018	State Street Bank and Trust Co.	GBP	32,527,731	USD	45,579,843	(69,775)
04/03/2018	State Street Bank and Trust Co.	USD	6,710,352	AUD	8,694,674	(32,034)
04/03/2018	State Street Bank and Trust Co.	USD	10,762,486	CHF	10,189,997	(99,059)
04/03/2018	State Street Bank and Trust Co.	USD	8,673,368	EUR	6,996,171	(62,149)
04/03/2018	State Street Bank and Trust Co.	USD	47,449,316	GBP	33,544,575	(372,652)
05/04/2018	State Street Bank and Trust Co.	USD	257,487	CAD	331,350	(126)
05/04/2018	State Street Bank and Trust Co.	USD	185,368	EUR	149,803	(567)
05/04/2018	State Street Bank and Trust Co.	USD	115,757	GBP	81,919	(640)
Subtotal—Depreciation						(1,170,318)
Total Forward Foreign Currency Contracts—Currency Risk						$1,230,203

Abbreviations:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc
EUR	— Euro

GBP	— British Pound Sterling

USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $88,974,205 and from Level 2 to Level 1 of $16,928,054, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,673,393,360	$137,088,686	$—	$1,810,482,046
Money Market Funds	31,554,849	—	—	31,554,849
Total Investments in Securities	1,704,948,209	137,088,686	—	1,842,036,895
Other Investments – Assets*
Forward Foreign Currency Contracts	—	2,400,521	—	2,400,521
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(1,170,318)	—	(1,170,318)
Total Other Investments	—	1,230,203	—	1,230,203
Total Investments	$1,704,948,209	$138,318,889	$—	$1,843,267,098

* Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VIHYI-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–95.56%

Advertising–0.30%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$465,000	$483,600

Aerospace & Defense–1.42%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/2023(b)	428,000	429,066
7.50%, 03/15/2025(b)	582,000	600,187
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	157,000	161,318
6.50%, 05/15/2025	1,070,000	1,083,375
		2,273,946

Agricultural & Farm Machinery–0.64%

Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(b)	989,000	1,021,143

Agricultural Products–0.28%

Kernel Holding S.A. (Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022(b)	418,000	451,118

Air Freight & Logistics–0.16%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	249,000	257,715

Airlines–0.27%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	400,000	439,000

Alternative Carriers–0.77%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	753,000	711,585
5.38%, 05/01/2025	540,000	525,150
		1,236,735

Aluminum–0.55%

Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	58,000	57,275
6.25%, 08/15/2024(b)	796,000	817,890
		875,165

Apparel Retail–1.16%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	882,000	877,590

	Principal Amount	Value

Apparel Retail–(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$473,000	$493,102
6.75%, 07/01/2036	101,000	97,465
6.88%, 11/01/2035	404,000	393,900
		1,862,057

Auto Parts & Equipment–0.54%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	270,000	275,738
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	498,000	507,960
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	76,000	75,620
		859,318

Automobile Manufacturers–0.00%

Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(c)(d)	1,060,000	0

Automotive Retail–0.88%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	248,000	249,240
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	472,000	476,130
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	689,000	678,665
		1,404,035

Broadcasting–2.45%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	694,000	709,615
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	747,000	748,867
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	505,000	526,463
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	540,000	530,388
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	4,000	3,980
5.38%, 07/15/2026(b)	220,000	217,800
6.00%, 07/15/2024(b)	568,000	586,460
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	581,000	591,894
		3,915,467

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Building Products–0.53%
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	$515,000	$501,193
6.00%, 10/15/2025(b)	216,000	222,480
William Lyon Homes, Inc., Sr. Unsec. Notes, 6.00%, 09/01/2023(b)	124,000	124,387
		848,060
Cable & Satellite–9.32%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	127,000	122,699
5.00%, 04/01/2024	500,000	495,335
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	620,000	630,850
5.75%, 01/15/2024	40,000	40,700
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,345,000	1,341,651
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	207,000
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,505,000	1,674,312
10.88%, 10/15/2025(b)	445,000	523,983
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,446,000	1,294,170
7.75%, 07/01/2026	163,000	154,035
7.88%, 09/01/2019	1,111,000	1,166,550
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	942,000	1,014,459
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	554,000	450,125
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	849,000	789,570
7.50%, 04/01/2021	476,000	433,160
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	505,000	494,269
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	764,000	730,575
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	400,000	384,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	885,000	904,912
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	450,000	436,500
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	450,000	447,187

	Principal Amount	Value
Cable & Satellite–(continued)
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	$300,000	$292,311
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	490,000	511,565
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	400,000	380,000
		14,920,418
Casinos & Gaming–2.16%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	690,000	730,537
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	448,000	455,840
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	530,000	557,825
7.75%, 03/15/2022	169,000	188,646
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	1,045,000	1,129,253
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	385,000	387,888
		3,449,989
Coal & Consumable Fuels–0.30%
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	469,000	485,415
Commodity Chemicals–0.29%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	460,000	471,132
Construction & Engineering–0.10%
Pisces Midco, Inc., Sr. Sec. Notes, 8.00%, 04/15/2026(b)	166,000	166,000
Construction Machinery & Heavy Trucks–0.67%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	592,000	617,900
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	456,000	457,140
		1,075,040
Consumer Finance–1.97%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	454,000	450,027
5.13%, 09/30/2024	1,091,000	1,116,911

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Consumer Finance–(continued)

Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(e)	$385,000	$376,819
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	345,000	365,700
8.00%, 03/25/2020	785,000	836,025
		3,145,482

Copper–0.63%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	380,000	381,663
7.50%, 04/01/2025(b)	640,000	630,800
		1,012,463

Data Processing & Outsourced Services–0.82%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,242,000	1,308,758

Diversified Banks–1.35%

Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	365,000	464,417
JPMorgan Chase & Co., Series I, Jr. Unsec. Sub. Global Notes, 7.90%(e)	445,000	447,826
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,219,000	1,241,145
		2,153,388

Diversified Chemicals–0.85%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	804,000	847,215
7.00%, 05/15/2025	220,000	238,700
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	285,000	280,725
		1,366,640

Diversified Metals & Mining–1.68%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,118,000	1,068,014
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	596,000	632,505
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	163,000	165,853
Sr. Unsec. Notes, 6.13%, 10/01/2035	378,000	402,570

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	$407,000	$415,547
		2,684,489

Diversified Support Services–0.16%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	250,000	253,438

Electrical Components & Equipment–0.38%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	598,000	609,960

Electronic Equipment & Instruments–0.28%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	452,000	446,486

Environmental & Facilities Services–0.98%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	408,000	413,100
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	641,000	628,180
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	392,000	388,080
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	134,000	132,325
		1,561,685

Food Distributors–0.42%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	653,000	670,958

Food Retail–2.03%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	1,150,000	1,100,780
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	783,000	705,679
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	1,427,000	1,433,707
		3,240,166

Gas Utilities–1.39%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	842,000	827,265
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	297,000	285,863

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$1,155,000	$1,117,462
		2,230,590

Health Care Equipment–0.73%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(f)	526,000	531,260
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	645,000	642,581
		1,173,841

Health Care Facilities–3.65%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	500,000	522,500
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	425,000	397,375
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	502,000	464,977
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	159,202	92,934
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	640,000	656,000
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	1,088,000	1,114,874
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	334,000	367,817
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	640,000	643,200
5.88%, 02/15/2026	910,000	928,200
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	555,000	544,594
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	110,000	111,480
		5,843,951

Health Care Services–3.06%

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	672,000	651,202

Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	222,000	230,325

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	1,169,000	1,209,915
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	233,000	227,175
8.88%, 04/15/2021(b)	103,000	107,892

	Principal Amount	Value

Health Care Services–(continued)

Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	$460,000	$396,796
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,464,000	1,438,380
8.13%, 04/01/2022	615,000	643,444
		4,905,129

Home Improvement Retail–0.59%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	980,000	950,600

Homebuilding–2.28%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	365,000	357,700
6.88%, 02/15/2021(b)	446,000	449,345
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	402,000	399,990
8.75%, 03/15/2022	415,000	448,200
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	236,000	260,190
8.00%, 03/15/2020	119,000	128,520
Lennar Corp., Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026(b)	183,000	181,627
5.38%, 10/01/2022(b)	554,000	572,005
8.38%, 01/15/2021(b)	112,000	124,600
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	200,000	206,030
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	498,000	516,526
		3,644,733

Household Products–1.40%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	450,000	454,927
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	561,000	588,349
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	705,000	722,625
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	469,000	476,621
		2,242,522

Independent Power Producers & Energy Traders–1.22%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	635,000	659,606

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders –(continued)
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	$334,000	$305,192
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	285,000	301,031
NRG Energy, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	495,000	512,325
6.63%, 01/15/2027	175,000	179,813
		1,957,967
Industrial Machinery–0.70%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	659,000	686,184
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	429,000	430,609
		1,116,793
Integrated Oil & Gas–0.77%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	469,000	369,924
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	432,000	418,664
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.35%, 02/12/2028(b)	449,000	442,265
		1,230,853
Integrated Telecommunication Services–2.05%
CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	635,000	650,875
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	696,000	702,960
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	629,000	566,100
Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	680,000	572,104
11.00%, 09/15/2025	415,000	313,066
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	95,000	103,550
7.20%, 07/18/2036	312,000	367,380
		3,276,035
Internet Software & Services–1.08%
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	1,106,000	1,155,770
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	584,000	578,160
		1,733,930

	Principal Amount	Value
Leisure Facilities–0.57%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	$225,000	$229,219
Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2027(b)	200,000	198,500
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	500,000	488,125
		915,844
Leisure Products–0.68%
Mattel, Inc., Sr. Unsec. Global Notes, 5.45%, 11/01/2041	202,000	165,701
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	851,000	834,150
Sr. Unsec. Notes, 6.20%, 10/01/2040	112,000	95,760
		1,095,611
Life Sciences Tools & Services–0.09%
Charles River Laboratories International, Inc., Sr. Unsec. Notes, 5.50%, 04/01/2026(b)	149,000	151,794
Managed Health Care–0.74%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	315,000	307,913
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	340,000	318,750
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	549,000	552,431
		1,179,094
Metal & Glass Containers–0.79%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	500,000	503,750
7.25%, 05/15/2024(b)	310,000	330,925
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	90,000	93,263
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	205,000	210,637
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	130,000	124,150
		1,262,725
Movies & Entertainment–0.87%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	910,000	899,762
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	466,000	485,805
		1,385,567

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Drilling–1.22%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	$24,000	$19,380
7.75%, 02/01/2026	520,000	478,400
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	472,000	440,140
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	514,000	484,445
7.75%, 12/15/2023	94,000	98,112
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	483,000	428,059
		1,948,536
Oil & Gas Equipment & Services–0.97%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	490,000	488,775
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	521,000	531,420
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	524,000	375,970
8.25%, 06/15/2023	178,000	155,305
		1,551,470
Oil & Gas Exploration & Production–8.36%
Ascent Resources - Utica, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	483,000	524,055
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	1,032,000	1,060,690
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	925,000	893,781
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	323,000	257,593
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	420,000	424,200
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	947,000	903,201
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	341,000	361,460
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	1,119,000	1,137,184
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	669,000	694,924

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	$725,000	$701,466
Sr. Unsec. Notes, 6.88%, 03/01/2021	210,000	223,650
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	391,000	364,607
5.88%, 07/01/2022	446,000	450,460
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	429,000	445,624
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	553,000	555,765
6.75%, 09/15/2026	185,000	184,075
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	702,000	675,675
7.50%, 04/01/2026	341,000	346,115
Tullow Oil PLC (Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(b)	321,000	321,401
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	1,053,000	1,068,795
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	808,000	814,060
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	980,000	970,200
		13,378,981
Oil & Gas Refining & Marketing–0.49%
Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	376,000	378,820
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	421,000	406,791
		785,611
Oil & Gas Storage & Transportation–2.87%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	635,000	650,875
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	713,000	737,955
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(e)	385,000	368,878
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	457,000	468,425
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	105,000	103,819

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(e)	$456,000	$441,180
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	535,000	513,600
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	484,000	483,395
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	460,000	465,506
Sr. Unsec. Notes, 7.88%, 09/01/2021	311,000	351,041
		4,584,674
Other Diversified Financial Services–0.75%
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	492,000	509,835
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	509,000	503,758
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	171,000	181,046
		1,194,639
Packaged Foods & Meats–1.44%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	389,000	363,229
JBS Investments GmbH (Brazil), Gtd. Notes, 7.25%, 04/03/2024(b)	525,000	523,556
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	180,000	168,750
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	420,000	418,425
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	814,000	822,140
		2,296,100
Paper Packaging–0.36%
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	580,000	581,450
Paper Products–0.89%
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024 259,000 271,950
7.75%, 12/01/2022	57,000	60,634
Sr. Unsec. Notes, 5.50%, 01/15/2026(b)	162,000	161,190

	Principal Amount	Value
Paper Products–(continued)
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	$948,000	$933,780
		1,427,554
Pharmaceuticals–2.04%
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	240,000	182,400
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	500,000	470,896
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024(b)	287,000	278,950
Valeant Pharmaceuticals International, Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	348,000	340,083
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	16,000	15,340
5.88%, 05/15/2023(b)	200,000	178,250
6.13%, 04/15/2025(b)	410,000	355,368
7.25%, 07/15/2022(b)	485,000	486,819
7.50%, 07/15/2021(b)	950,000	960,687
		3,268,793
Publishing–0.64%
Meredith Corp., Sr. Unsec. Notes, 6.88%, 02/01/2026(b)	990,000	1,018,463
Restaurants–0.98%
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	660,000	689,700
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	665,000	653,429
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	241,000	232,866
		1,575,995
Security & Alarm Services–0.87%
ADT Corp. (The), Sr. Sec. Gtd. First Lien Global Notes, 6.25%, 10/15/2021	250,000	261,875
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,038,000	1,127,527
		1,389,402
Semiconductor Equipment–0.17%
Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(b)	274,000	268,550

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Semiconductors–0.82%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	$618,000	$644,265
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(b)	650,000	663,195
		1,307,460

Specialized Consumer Services–0.90%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	272,000	263,840
Sr. Unsec. Notes, 7.45%, 08/15/2027	1,086,000	1,175,595
		1,439,435

Specialized Finance–1.64%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	434,000	470,347
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	160,000	171,800
Sr. Unsec. Notes, 5.00%, 04/01/2023	396,000	409,365
5.50%, 02/15/2022	162,000	169,695
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	706,000	724,321
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	94,000	97,760
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	415,000	425,790
5.75%, 08/15/2025(b)	140,000	146,958
		2,616,036

Specialized REITs–0.38%
Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	377,000	367,104
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	248,000	238,390
		605,494

Specialty Chemicals–1.84%
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	472,000	474,950
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	516,000	569,999

	Principal Amount	Value
Specialty Chemicals–(continued)
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	$596,000	$664,540
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	856,000	837,810
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	388,000	399,155
		2,946,454

Steel–1.44%
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2025(b)	749,000	718,104
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	308,000	308,770
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	1,231,000	1,271,007
		2,297,881

Technology Distributors–0.34%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	538,000	538,000

Technology Hardware, Storage & Peripherals–1.49%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	502,000	524,841
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 8.35%, 07/15/2046(b)	198,000	251,931
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	947,000	1,011,840
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	569,000	601,006
		2,389,618
Trading Companies & Distributors–1.45%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	649,000	650,622
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	791,000	799,899
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	647,000	703,612
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	41,000	42,128
Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	120,000	125,250
		2,321,511

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Trucking–1.09%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	$305,000	$292,418
6.38%, 04/01/2024(b)	150,000	152,625
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	193,000	195,654
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	1,068,000	1,100,040
		1,740,737

Wireless Telecommunication Services–5.12%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	430,000	422,475
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	800,000	794,000
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	1,100,000	1,024,375
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	440,000	430,100
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	94,000	88,008
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	399,000	345,135
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	325,000	319,719
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	1,416,000	1,467,330
7.63%, 02/15/2025	625,000	616,406
7.88%, 09/15/2023	1,314,000	1,345,207
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	618,000	658,170
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	647,000	677,732
		8,188,657
Total U.S. Dollar Denominated Bonds & Notes (Cost $153,145,594)		152,908,346

Variable Rate Senior Loan Interests–0.88%(g)

Food Retail–0.88%
Albertson’s LLC, Term Loan B-4, 4.40% (3 mo. USD LIBOR + 2.75%), 08/25/2021 (Cost $1,377,003)	1,420,862	1,405,446

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–0.61%(h)

Food Retail–0.28%
Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 4.63%, 03/15/2025(b)	GBP	350,000	$448,402

Health Care Services–0.33%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	400,000	528,152
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $909,830)			976,554

	Shares
Preferred Stocks–0.59%

Diversified Banks–0.52%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.		640	825,600

Specialized Finance–0.07%
CIT Group Inc., Series A, 5.80% Pfd.		120,000	120,300
Total Preferred Stocks (Cost $944,008)			945,900

	Principal Amount
U.S. Treasury Bills–0.32%(i)(j)
1.59%, 07/26/2018		$325,000	323,176
1.79%, 07/26/2018		190,000	188,934
Total U.S. Treasury Bills (Cost $512,195)			512,110

	Shares

Common Stocks & Other Equity Interests–0.00%

Automobile Manufacturers–0.00%
Motors Liquidation Co. GUC Trust (k)		1	9
Broadcasting–0.00%
Adelphia Recovery Trust -Series ACC-1 (l)		318,570	159
Adelphia Recovery Trust -Series Arahova (l)		109,170	11
			170
Diversified Support Services–0.00%
ACC Claims Holdings, LLC (k)		269,616	944
Total Common Stocks & Other Equity Interests (Cost $143,574)			1,123

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Shares	Value

Money Market Funds–0.87%
Invesco Government & Agency Portfolio –Institutional Class, 1.55% (m)	488,323	$488,323
Invesco Liquid Assets Portfolio –Institutional Class, 0.74% (m)	348,751	348,716
Invesco Treasury Portfolio –Institutional Class, 0.57% (m)	558,083	558,083
Total Money Market Funds (Cost $1,395,181)		1,395,122
TOTAL INVESTMENTS IN SECURITIES–98.83% (Cost $158,427,385)		158,144,601
OTHER ASSETS LESS LIABILITIES–1.17%		1,870,016
NET ASSETS–100.00%		$160,014,617

Investment Abbreviations:

Deb.	—	Debentures
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
GUC	—	General Unsecured Creditors
Jr.	—	Junior
LIBOR	—	London Interbank Offered Rate
Pfd.	—	Preferred
PIK	—	Pay-in-Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
USD	—	U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $69,531,627, which represented 43.45% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2018 represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1I.
(k)	Non-income producing security.
(l)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/31/2018	Goldman Sachs International	EUR	290,478	USD	360,404	$1,337
05/31/2018	Barclays Bank PLC	GBP	353,033	USD	493,704	(2,938)
Total Forward Foreign Currency Contracts—Currency Risk						$(1,601)

Open Centrally Cleared Credit Default Swap Agreements – Credit Risk
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(n)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 29, Version 1	Sell	5.00%	Quarterly	12/20/2022	3.39%	USD	3,500,000	$243,034	$227,160	$(15,874)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Payment Frequency	(Pay)/ Receive Floating Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Markit iBoxx USD Liquid High Yield Index	Quarterly	3 Month USD LIBOR	At Maturity	09/20/2018	USD	5,800,000	$ –	$29,455	$29,455
Morgan Stanley & Co. International PLC	Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	3 Month USD LIBOR	Quarterly	09/20/2018	USD	5,800,000	–	(8,086)	(8,086)
Total Over-The-Counter Total Return Swap Agreements – Interest Rate Risk									$ –	$21,369	$21,369

(n)	Implied credit spreads represent the current level, as of March 31, 2018, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—	Euro	LIBOR	—	London Interbank Offered Rate

GBP	—	British Pound Sterling	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

Invesco V.I. High Yield Fund

G.	Call Options Purchased and Written – (continued)

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Invesco V.I. High Yield Fund

I.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco V.I. High Yield Fund

J.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. High Yield Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$152,908,346	$0	$152,908,346
Variable Rate Senior Loan Interests	—	1,405,446	—	1,405,446
Non-U.S. Dollar Denominated Bonds & Notes	—	976,554	—	976,554
Preferred Stocks	825,600	120,300	—	945,900
U.S. Treasury Bills	—	512,110	—	512,110
Common Stocks & Other Equity Interests	9	1,114	—	1,123
Money Market Funds	1,395,122	—	—	1,395,122
Total Investments in Securities	2,220,731	155,923,870	0	158,144,601
Other Investments – Assets*
Forward Foreign Currency Contracts	—	1,337	—	1,337
Swap Agreements	—	29,455	—	29,455
	—	30,792	—	30,792
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(2,938)	—	(2,938)
Swap Agreements	—	(23,960)	—	(23,960)
	—	(26,898)	—	(26,898)
Total Other Investments	—	3,894	—	3,894
Total Investments	$2,220,731	$155,927,764	$0	$158,148,495

* Unrealized appreciation (depreciation).

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VIIGR-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.79%

Australia–4.73%
Amcor Ltd.	3,899,593	$42,796,546
Brambles Ltd.	4,544,369	34,976,467
CSL Ltd.	153,057	18,405,772
		96,178,785
Brazil–5.46%
B3 S.A. - Brasil, Bolsa, Balcão	5,244,334	42,524,632
Banco Bradesco S.A. -ADR	3,014,822	35,816,085
Cielo S.A.	1,202,523	7,543,543
Kroton Educacional S.A.	6,102,013	25,229,441
		111,113,701
Canada–7.96%
Canadian National Railway Co.	281,263	20,555,514
Cenovus Energy Inc.	1,279,128	10,891,054
CGI Group Inc. -Class A (a)	1,006,090	58,019,627
Fairfax Financial Holdings Ltd.	16,465	8,345,853
Great-West Lifeco Inc.	624,820	15,945,422
PrairieSky Royalty Ltd.	1,035,386	22,638,019
Suncor Energy, Inc.	739,457	25,534,339
		161,929,828
China–3.44%
Baidu, Inc. -ADR(a)	76,392	17,049,930
Henan Shuanghui Investment & Development Co., Ltd. -Class A	3,749,900	15,321,666
Kweichow Moutai Co., Ltd. -Class A	230,883	25,532,855
Wuliangye Yibin Co., Ltd. -Class A	1,112,699	12,080,449
		69,984,900
Denmark–2.01%
Carlsberg A/S -Class B	341,789	40,845,432
France–7.83%
Essilor International S.A.	171,968	23,212,835
Pernod Ricard S.A.	216,174	36,009,763
Schneider Electric S.E.	604,122	53,136,935
Vinci S.A.	264,854	26,076,760
Vivendi S.A.	801,522	20,744,591
		159,180,884
Germany–10.09%
Allianz S.E.	195,701	44,225,543
Deutsche Boerse AG	470,486	64,089,646
Deutsche Post AG	693,862	30,324,412
GEA Group AG	384,628	16,350,659
SAP S.E.	480,518	50,282,272
		205,272,532

	Shares	Value
Hong Kong–3.84%
CK Hutchison Holdings Ltd.	3,602,768	$43,314,346
Galaxy Entertainment Group Ltd.	3,787,000	34,714,272
		78,028,618
Italy–1.99%
Intesa Sanpaolo S.p.A.	6,677,522	24,350,494
Mediobanca S.p.A.	1,377,748	16,217,767
		40,568,261
Japan–5.26%
Asahi Group Holdings, Ltd.	267,900	14,414,028
FANUC Corp.	80,000	20,361,650
Japan Tobacco Inc.	425,800	12,184,911
Kao Corp.	307,600	23,192,695
Keyence Corp.	23,700	14,835,360
Yahoo! Japan Corp.	4,687,500	21,997,023
		106,985,667
Mexico–2.00%
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	445,839	40,763,060
Netherlands–2.91%
ING Groep N.V.	1,180,365	19,935,239
Wolters Kluwer N.V.	737,393	39,269,563
		59,204,802
Singapore–1.93%
United Overseas Bank Ltd.	1,866,400	39,358,402
South Korea–3.19%
NAVER Corp.	57,652	42,748,722
Samsung Electronics Co., Ltd.	9,511	22,163,401
		64,912,123
Spain–1.64%
Amadeus IT Group S.A.	450,571	33,308,195
Sweden–2.44%
Investor AB -Class B	1,113,249	49,565,741
Switzerland–5.69%
Cie Financiere Richemont S.A.	296,450	26,630,187
Julius Baer Group Ltd.	551,730	33,972,777
Kuehne + Nagel International AG	92,463	14,559,253
Novartis AG	276,179	22,343,447
UBS Group AG	1,031,991	18,171,491
		115,677,155
Taiwan–2.48%
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,154,738	50,531,335

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value
Thailand–1.72%
Kasikornbank PCL -NVDR	5,147,900	$35,007,256
Turkey–1.14%
Akbank T.A.S.	9,550,885	23,159,160
United Kingdom–14.65%
British American Tobacco PLC	845,158	49,065,871
Compass Group PLC	1,540,182	31,453,782
Informa PLC	2,857,054	28,806,752
Lloyds Banking Group PLC	34,689,226	31,524,354
Reckitt Benckiser Group PLC	347,329	29,405,934
RELX PLC	1,804,866	37,138,761
Royal Dutch Shell PLC -Class B	551,579	17,775,853
Smith & Nephew PLC	1,225,113	22,903,786
Standard Life Aberdeen PLC	2,947,159	14,874,166
Unilever N.V.	618,550	34,964,252
		297,913,511
United States–2.39%
Broadcom Ltd.	206,698	48,708,384
Total Common Stocks & Other Equity Interests (Cost $1,351,789,842)		1,928,197,732

	Shares	Value
Money Market Funds–4.68%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (b)	33,332,353	$33,332,353
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (b)	23,813,359	23,810,977
Invesco Treasury Portfolio – Institutional Class, 1.57% (b)	38,094,118	38,094,118
Total Money Market Funds (Cost $95,242,190)		95,237,448
TOTAL INVESTMENTS IN SECURITIES–99.47% (Cost $1,447,032,032)		2,023,435,180
OTHER ASSETS LESS LIABILITIES–0.53%		10,680,103
NET ASSETS–100.00%		$2,034,115,283

Investment Abbreviations:

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $399,057,047 and from Level 2 to Level 1 of $114,479,148, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$96,178,785	$—	$96,178,785
Brazil	111,113,701	—	—	111,113,701
Canada	161,929,828	—	—	161,929,828
China	17,049,930	52,934,970	—	69,984,900
Denmark	—	40,845,432	—	40,845,432
France	—	159,180,884	—	159,180,884
Germany	46,675,071	158,597,461	—	205,272,532
Hong Kong	—	78,028,618	—	78,028,618
Italy	—	40,568,261	—	40,568,261
Japan	—	106,985,667	—	106,985,667
Mexico	40,763,060	—	—	40,763,060
Netherlands	—	59,204,802	—	59,204,802
Singapore	—	39,358,402	—	39,358,402
South Korea	—	64,912,123	—	64,912,123
Spain	—	33,308,195	—	33,308,195
Sweden	—	49,565,741	—	49,565,741
Switzerland	—	115,677,155	—	115,677,155
Taiwan	50,531,335	—	—	50,531,335
Thailand	—	35,007,256	—	35,007,256
Turkey	—	23,159,160	—	23,159,160
United Kingdom	104,540,634	193,372,877	—	297,913,511
United States	48,708,384	—	—	48,708,384
Money Market Funds	95,237,448	—	—	95,237,448
Total Investments	$676,549,391	$1,346,885,789	$—	$2,023,435,180

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us I-VIMGV-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–63.74%

Aerospace & Defense–1.25%
General Dynamics Corp.	2,451	$541,426
Apparel, Accessories & Luxury Goods–0.18%
Michael Kors Holdings Ltd. (b)	1,241	77,041
Asset Management & Custody Banks–1.71%
Northern Trust Corp.	3,069	316,506
State Street Corp.	4,293	428,141
		744,647
Automobile Manufacturers–1.41%
General Motors Co.	16,875	613,237
Biotechnology–0.74%
Amgen Inc.	1,881	320,673
Building Products–0.59%
Johnson Controls International PLC	7,231	254,820
Cable & Satellite–1.18%
Charter Communications, Inc. -Class A (b)	692	215,364
Comcast Corp. -Class A	8,685	296,767
		512,131
Communications Equipment–1.69%
Cisco Systems, Inc.	12,468	534,752
Juniper Networks, Inc.	8,190	199,263
		734,015
Diversified Banks–9.20%
Bank of America Corp. (c)	42,963	1,288,460
Citigroup Inc.	20,631	1,392,593
JPMorgan Chase & Co.	9,892	1,087,823
Wells Fargo & Co.	4,314	226,097
		3,994,973
Diversified Metals & Mining–0.49%
BHP Billiton Ltd. (Australia)	9,577	211,860
Drug Retail–2.27%
CVS Health Corp.	7,793	484,803
Walgreens Boots Alliance, Inc.	7,690	503,464
		988,267
Electric Utilities–0.30%
FirstEnergy Corp.	3,872	131,687
Fertilizers & Agricultural Chemicals–0.96%
Mosaic Co. (The)	8,943	217,136
Nutrien Ltd. (Canada)	4,208	198,870
		416,006

	Shares	Value
Health Care Distributors–0.97%
McKesson Corp.	2,991	$421,342
Health Care Equipment–2.13%
Baxter International Inc.	4,047	263,217
Medtronic PLC	4,609	369,734
Zimmer Biomet Holdings, Inc.	2,677	291,900
		924,851
Home Improvement Retail–0.93%
Kingfisher PLC (United Kingdom)	97,753	402,297
Hotels, Resorts & Cruise Lines–1.07%
Carnival Corp.	7,122	467,061
Industrial Machinery–0.72%
Ingersoll-Rand PLC	3,681	314,762
Insurance Brokers–1.80%
Aon PLC	2,407	337,774
Marsh & McLennan Cos., Inc.	2,238	184,836
Willis Towers Watson PLC	1,698	258,419
		781,029
Integrated Oil & Gas–3.61%
BP PLC (United Kingdom)	70,014	471,473
Occidental Petroleum Corp.	7,797	506,493
Royal Dutch Shell PLC -Class A (United Kingdom)	18,840	591,236
		1,569,202
Integrated Telecommunication Services–0.56%
Orange S.A. (France)	3,896	66,162
Verizon Communications Inc.	3,691	176,504
		242,666
Internet Software & Services–0.90%
eBay Inc. (b)	9,759	392,702
Investment Banking & Brokerage–3.35%
Charles Schwab Corp. (The)	4,543	237,236
Goldman Sachs Group, Inc. (The)	1,390	350,085
Morgan Stanley	16,055	866,328
		1,453,649
IT Consulting & Other Services–0.97%
Cognizant Technology Solutions Corp. -Class A	5,259	423,349
Managed Health Care–0.61%
Anthem, Inc.	1,202	264,079
Multi-Line Insurance–1.26%
American International Group, Inc.	10,078	548,445

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value
Oil & Gas Equipment & Services–1.48%
Baker Hughes, a GE Co.	5,769	$160,205
TechnipFMC PLC (United Kingdom)	16,380	482,391
		642,596
Oil & Gas Exploration & Production–4.34%
Anadarko Petroleum Corp.	9,196	555,530
Apache Corp.	9,862	379,490
Canadian Natural Resources Ltd. (Canada)	12,725	400,002
Devon Energy Corp.	17,291	549,681
		1,884,703
Other Diversified Financial Services–0.66%
Voya Financial, Inc.	5,703	288,002
Packaged Foods & Meats–0.86%
Mondelez International, Inc. -Class A	8,915	372,023
Pharmaceuticals–4.23%
Bristol-Myers Squibb Co.	6,003	379,690
Merck & Co., Inc.	7,102	386,846
Novartis AG (Switzerland)	4,171	337,443
Pfizer Inc.	13,363	474,253
Sanofi (France)	3,253	261,483
		1,839,715
Railroads–1.17%
CSX Corp.	9,095	506,682
Regional Banks–4.61%
Citizens Financial Group, Inc.	16,902	709,546
Comerica Inc.	2,021	193,875
Fifth Third Bancorp	12,706	403,415
First Horizon National Corp.	11,255	211,932
PNC Financial Services Group, Inc. (The)	3,197	483,514
		2,002,282
Semiconductors–1.66%
Intel Corp.	7,515	391,381
QUALCOMM Inc.	5,987	331,740
		723,121
Systems Software–2.03%
Oracle Corp.	14,539	665,159
Symantec Corp.	8,402	217,192
		882,351
Tobacco–1.41%
Philip Morris International Inc.	6,153	611,608
Wireless Telecommunication Services–0.44%
Vodafone Group PLC -ADR (United Kingdom)	6,807	189,371
Total Common Stocks & Other Equity Interests (Cost $22,472,803)		27,688,671

	Principal Amount	Value
Bonds & Notes–23.18%
Aerospace & Defense–0.23%
Northrop Grumman Corp., Sr. Unsec. Global Notes, 1.75%, 06/01/2018	$80,000	$79,925
United Technologies Corp., Jr. Unsec. Sub. Global Notes, 1.78%, 05/04/2018	20,000	19,983
		99,908
Air Freight & Logistics–0.01%
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	4,000	3,605
Airlines–0.16%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	20,768	20,560
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	25,719	25,579
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	17,000	16,827
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(d)	8,180	8,402
		71,368
Application Software–0.90%
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	117,000	154,311
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(e)	127,000	121,095
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(d)	24,000	32,745
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(d)	75,000	81,756
		389,907
Asset Management & Custody Banks–0.76%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(d)	40,000	40,213
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(d)	150,000	163,890
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	25,000	24,941
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(d)	15,000	15,116
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(d)	85,000	87,470
		331,630

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Automobile Manufacturers–0.55%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	$200,000	$196,850
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	18,366
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	22,203
		237,419
Biotechnology–0.86%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	38,000	38,983
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	117,000	129,431
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	99,936
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	25,000	26,058
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(d)	62,000	81,368
		375,776
Brewers–0.50%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	30,000	29,780
3.30%, 02/01/2023	25,000	25,034
4.70%, 02/01/2036	45,000	47,692
4.90%, 02/01/2046	47,000	50,799
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(d)	35,000	34,041
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	13,000	12,763
4.20%, 07/15/2046	16,000	15,157
		215,266
Broadcasting–1.19%
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(d)(e)	85,000	94,588
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	20,000	21,072
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(e)	55,000	57,512
Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	299,000	344,358
		517,530
Cable & Satellite–0.84%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	60,000	61,370

	Principal Amount	Value
Cable & Satellite–(continued)
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	$150,000	$150,573
3.90%, 03/01/2038	10,000	9,727
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	147,000	141,958
		363,628
Communications Equipment–0.88%
Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	75,000	105,635
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(e)	39,000	35,135
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(e)	167,000	171,449
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024	68,000	69,320
		381,539
Consumer Finance–0.10%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	17,898
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	15,000	14,650
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	10,000	9,469
		42,017
Data Processing & Outsourced Services–0.12%
Total System Services, Inc., Sr. Unsec. Notes, 2.38%, 06/01/2018	20,000	19,983
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	31,963
		51,946
Diversified Banks–1.66%
Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	25,000	24,574
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	10,000	9,430
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes, 2.05%, 10/30/2018	15,000	14,968
Citigroup Inc., Sr. Unsec. Global Notes, 3.67%, 07/24/2028	15,000	14,631
Unsec. Sub. Notes, 4.00%, 08/05/2024	60,000	60,207
4.75%, 05/18/2046	15,000	15,275
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(d)	40,000	39,442

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	$15,000	$14,396
3.51%, 01/23/2029	15,000	14,568
4.26%, 02/22/2048	10,000	10,067
3.90%, 01/23/2049	15,000	14,333
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(f)	150,000	151,522
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes, 2.00%, 12/10/2018	105,000	104,628
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	10,000	9,551
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	30,000	29,463
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	94,454
4.65%, 11/04/2044	100,000	100,925
		722,434
Diversified Capital Markets–0.55%
Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(d)	260,000	239,252
Diversified Chemicals–0.10%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	43,000	42,758
Drug Retail–0.21%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	19,390
Sr. Unsec. Global Notes, 4.10%, 03/25/2025	16,000	16,123
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	31,880
4.50%, 11/18/2034	24,000	23,782
		91,175
Electric Utilities–0.12%
Duke Energy Corp., Sr. Unsec. Global Notes, 2.10%, 06/15/2018	40,000	39,961
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	11,000	10,703
		50,664
Environmental & Facilities Services–0.06%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	24,997
Fertilizers & Agricultural Chemicals–0.03%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	15,000	14,884

	Principal Amount	Value
Food Retail–0.00%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(d)	$2,000	$1,954
General Merchandise Stores–0.05%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	19,827
Health Care Equipment–1.38%
Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	170,000	170,350
Sr. Unsec. Notes, 2.68%, 12/15/2019	15,000	14,906
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(d)	88,000	90,760
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(d)	13,000	14,911
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	58,000	58,112
4.38%, 03/15/2035	20,000	21,230
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	80,000	88,275
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	39,000	44,502
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Bonds, 2.00%, 02/15/2020	99,000	98,629
		601,675
Health Care REITs–0.06%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	25,000	24,810
Health Care Services–0.20%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	30,000	29,822
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	32,861
4.70%, 02/01/2045	22,000	22,205
		84,888
Home Improvement Retail–0.06%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	26,347
Hotel & Resort REITs–0.02%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	10,000	10,225
Insurance Brokers–0.01%
Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	5,000	4,923

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Integrated Oil & Gas–0.16%
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	$15,000	$14,844
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	37,000	37,260
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	17,994
		70,098
Integrated Telecommunication Services–1.47%
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	28,000	27,516
3.40%, 05/15/2025	15,000	14,468
4.50%, 05/15/2035	25,000	24,532
4.90%, 08/14/2037	69,000	69,723
5.15%, 03/15/2042	150,000	154,838
4.80%, 06/15/2044	40,000	39,122
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	190,586
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	118,704
		639,489
Internet & Direct Marketing Retail–0.52%
Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/2034	9,000	9,986
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(e)	113,000	117,666
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(d)(e)	53,000	51,324
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	48,257
		227,233
Investment Banking & Brokerage–1.00%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 4.02%, 10/31/2038	10,000	9,683
Unsec. Sub. Notes, 4.25%, 10/21/2025	27,000	27,150
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	198,000	190,674
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/2019	175,000	173,773
4.00%, 07/23/2025	35,000	35,321
		436,601
Life & Health Insurance–0.87%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(d)	31,000	30,974
4.00%, 01/25/2022(d)	45,000	45,568

	Principal Amount	Value
Life & Health Insurance–(continued)
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(d)	$10,000	$9,638
3.25%, 01/30/2024(d)	15,000	14,856
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(d)	50,000	54,845
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	60,000	60,675
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 2.15%, 10/15/2018(d)	125,000	124,637
3.05%, 01/20/2021(d)	20,000	19,918
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(d)	17,000	17,014
		378,125
Movies & Entertainment–0.09%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(d)	38,000	38,444
Multi-Line Insurance–0.18%
American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	20,000	19,802
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	20,000	19,819
4.38%, 01/15/2055	40,000	37,122
		76,743
Multi-Utilities–0.04%
NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	9,000	9,058
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	8,000	7,551
		16,609
Office REITs–0.40%
Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	25,000	24,944
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	148,998
		173,942
Oil & Gas Drilling–0.07%
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(d)	40,000	30,037

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.56%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	$73,000	$58,674
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	40,000	37,967
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(d)	46,000	44,224
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	114,000	102,479
		243,344
Oil & Gas Exploration & Production–0.24%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	18,000	22,676
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	37,000	32,046
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	49,000	50,107
		104,829
Oil & Gas Storage & Transportation–0.86%
Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	200,000	197,919
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Notes, 4.90%, 03/15/2035	19,000	17,952
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	10,000	9,769
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	19,881
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	23,666
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	65,000	67,334
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	25,000	25,687
4.50%, 04/15/2038	11,000	10,822
		373,030
Other Diversified Financial Services–0.11%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Bonds, 2.35%, 10/15/2019(d)	50,000	49,512
Packaged Foods & Meats–0.11%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	45,000	44,399
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	3,000	3,080
		47,479

	Principal Amount	Value
Pharmaceuticals–1.21%
Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	$150,000	$147,746
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(d)	200,000	197,939
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	79,705
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	37,000	35,709
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	17,000	16,786
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022	26,000	23,823
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(d)	22,000	23,460
		525,168
Property & Casualty Insurance–0.30%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	10,000	9,735
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(d)	115,000	119,703
		129,438
Railroads–0.06%
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	25,000	25,515
Regional Banks–0.03%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	15,000	14,556
Renewable Electricity–0.35%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	153,527
Semiconductors–1.04%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	50,000	49,230
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	74,000	87,854
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(e)	98,000	175,852
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	76,000	108,846
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	21,000	24,360

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Semiconductors–(continued)
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	$5,000	$4,825
		450,967
Specialized Finance–0.42%
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	45,000	44,955
3.00%, 09/15/2023	24,000	23,015
4.25%, 09/15/2024	35,000	35,513
Aviation Capital Group LLC, Sr. Unsec. Notes, 2.88%, 09/17/2018(d)	35,000	34,990
4.88%, 10/01/2025(d)	40,000	41,985
		180,458
Specialized REITs–0.46%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	15,000	14,445
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(d)	178,000	184,351
		198,796
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	3,000	2,993
Systems Software–0.42%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(e)	51,000	48,625
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(e)	51,000	47,836
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	37,000	36,691
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	50,000	48,287
		181,439
Technology Distributors–0.07%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	30,000	29,961
Technology Hardware, Storage & Peripherals–0.49%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	37,962
3.35%, 02/09/2027	10,000	9,884
Dell International LLC/EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(d)	26,000	27,582
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	140,000	136,797
		212,225

	Principal Amount	Value
Wireless Telecommunication Services–0.03%
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.30%, 02/15/2048	$15,000	$15,096
Total Bonds & Notes (Cost $9,869,202)		10,068,006
U.S. Treasury Securities–7.93%

U.S. Treasury Notes–7.42%
1.25%, 01/31/2019	710,000	705,121
2.25%, 02/29/2020	2,128,000	2,126,972
2.38%, 03/15/2021	235,000	234,880
2.63%, 02/28/2023	24,200	24,268
2.75%, 02/28/2025	39,000	39,146
2.75%, 02/15/2028	94,100	94,090
		3,224,477
U.S. Treasury Bonds–0.51%
4.50%, 02/15/2036	75,000	92,574
2.75%, 11/15/2047	135,200	128,990
		221,564
Total U.S. Treasury Securities (Cost $3,446,865)		3,446,041
	Shares
Preferred Stocks–0.24%

Asset Management & Custody Banks–0.24%
AMG Capital Trust II, $2.58 Conv. Pfd. (Cost $106,269)	1,700	105,787
Money Market Funds–4.94%
Invesco Government & Agency Portfolio –Institutional Class, 1.55% (g)	750,880	750,880
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (g)	536,270	536,217
Invesco Treasury Portfolio –Institutional Class, 1.57% (g)	858,149	858,149
Total Money Market Funds (Cost $2,145,347)		2,145,246
TOTAL INVESTMENTS IN SECURITIES–100.03% (Cost $38,040,486)		43,453,751
OTHER ASSETS LESS LIABILITIES–(0.03)%		(11,116)
NET ASSETS–100.00%		$43,442,635

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $2,186,909, which represented 5.03% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Perpetual bond with no specified maturity date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

Open Futures Contracts—Equity Risk
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
E-Mini S&P 500 Index	82	June-2018	$(10,836,300)	$36,860	$36,860

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/02/2018	Bank of New York Mellon (The)	CAD	196,223	USD	155,630	$3,318
04/02/2018	State Street Bank and Trust Co.	CAD	196,223	USD	155,618	3,307
04/03/2018	Bank of New York Mellon (The)	AUD	116,765	USD	92,201	2,515
04/03/2018	Bank of New York Mellon (The)	CHF	124,361	USD	133,334	3,196
04/03/2018	Bank of New York Mellon (The)	EUR	102,051	USD	126,281	671
04/03/2018	State Street Bank and Trust Co.	AUD	116,765	USD	92,262	2,575
04/03/2018	State Street Bank and Trust Co.	CHF	132,796	USD	142,338	3,372
04/03/2018	State Street Bank and Trust Co.	EUR	102,051	USD	126,333	723
05/04/2018	Bank of New York Mellon (The)	AUD	104,113	USD	80,271	305
05/04/2018	Bank of New York Mellon (The)	CAD	183,049	USD	142,420	246
05/04/2018	Bank of New York Mellon (The)	CHF	116,372	USD	123,083	989
05/04/2018	Bank of New York Mellon (The)	EUR	96,788	USD	120,281	881
05/04/2018	Bank of New York Mellon (The)	GBP	431,646	USD	611,471	4,892
05/04/2018	State Street Bank and Trust Co.	AUD	104,116	USD	80,298	330
05/04/2018	State Street Bank and Trust Co.	CAD	183,049	USD	142,401	226
05/04/2018	State Street Bank and Trust Co.	CHF	116,370	USD	123,154	1,062
05/04/2018	State Street Bank and Trust Co.	EUR	96,788	USD	120,297	896
05/04/2018	State Street Bank and Trust Co.	GBP	440,038	USD	623,509	5,139
Subtotal—Appreciation						34,643
04/02/2018	Bank of New York Mellon (The)	USD	142,335	CAD	183,043	(254)
04/02/2018	State Street Bank and Trust Co.	USD	162,905	CAD	209,402	(363)
04/03/2018	Bank of New York Mellon (The)	GBP	447,182	USD	627,330	(249)
04/03/2018	Bank of New York Mellon (The)	USD	80,330	AUD	104,194	(299)
04/03/2018	Bank of New York Mellon (The)	USD	122,793	CHF	116,380	(1,006)
04/03/2018	Bank of New York Mellon (The)	USD	119,965	EUR	96,749	(881)
04/03/2018	Bank of New York Mellon (The)	USD	613,629	GBP	433,711	(4,957)
04/03/2018	State Street Bank and Trust Co.	GBP	500,026	USD	700,684	(1,055)
04/03/2018	State Street Bank and Trust Co.	USD	99,822	AUD	129,335	(481)
04/03/2018	State Street Bank and Trust Co.	USD	148,702	CHF	140,777	(1,384)
04/03/2018	State Street Bank and Trust Co.	USD	133,077	EUR	107,354	(941)
04/03/2018	State Street Bank and Trust Co.	USD	726,315	GBP	513,498	(5,669)
Subtotal—Depreciation						(17,539)
Total Forward Foreign Currency Contracts—Currency Risk						$17,104

Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro
CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Managed Volatility Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $1,330,976 and from Level 2 to Level 1 of $261,483, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$25,608,200	$2,080,471	$—	$27,688,671
Bonds & Notes	—	10,068,006	—	10,068,006
U.S. Treasury Securities	—	3,446,041	—	3,446,041
Preferred Stocks	—	105,787	—	105,787
Money Market Funds	2,145,246	—	—	2,145,246
Total Investments in Securities	27,753,446	15,700,305	—	43,453,751
Other Investments – Assets*
Forward Foreign Currency Contracts	—	34,643	—	34,643
Futures Contracts	36,860	—	—	36,860
	36,860	34,643	—	71,503
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(17,539)	—	(17,539)
Total Other Investments	36,860	17,104	—	53,964
Total Investments	$27,790,306	$15,717,409	$—	$43,507,715
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2018:

Derivative Assets	Value
	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$36,860	$36,860
Unrealized appreciation on forward foreign currency contracts outstanding	34,643	—	34,643
Total Derivative Assets	34,643	36,860	71,503
Derivatives not subject to master netting agreements	—	(36,860)	(36,860)
Total Derivative Assets subject to master netting agreements	$34,643	$—	$34,643

Derivative Liabilities	Value
	Currency Risk	Equity Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$(17,539)	$—	$(17,539)
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Liabilities subject to master netting agreements	$(17,539)	$—	$(17,539)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Invesco V.I. Managed Volatility Fund

Effect of Derivative Investments for the three months ended March 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$ (94,761)	$—	$(94,761)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	56,336	—	56,336
Futures contracts	—	36,860	36,860
Total	$ (38,425)	$36,860	$(1,565)

The table below summarizes the three months average notional value of forward foreign currency contracts and the 6 day average notional value of futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$4,001,896	$5,606,955

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VIMCCE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–75.45%

Apparel, Accessories & Luxury Goods–2.01%

Samsonite International S.A.	1,399,500	$ 6,399,404

Application Software–0.97%

Synopsys, Inc. (b)	36,942	3,075,052

Asset Management & Custody Banks–2.02%

St. James’s Place PLC (United Kingdom)	420,210	6,415,621

Biotechnology–0.97%

BioMarin Pharmaceutical Inc. (b)	37,915	3,073,769

Casinos & Gaming–2.03%

Wynn Resorts Ltd.	35,439	6,462,656

Communications Equipment–1.45%

Motorola Solutions, Inc.	43,946	4,627,514

Data Processing & Outsourced Services–2.03%

Jack Henry & Associates, Inc.	53,358	6,453,650

Electronic Components–1.88%

Amphenol Corp. -Class A	69,419	5,979,058

Electronic Equipment & Instruments–0.65%

Keysight Technologies, Inc. (b)	39,194	2,053,374

Electronic Manufacturing Services–0.84%

IPG Photonics Corp. (b)	11,496	2,682,936

Environmental & Facilities Services–1.84%

Republic Services, Inc.	58,121	3,849,354
Tetra Tech, Inc.	40,875	2,000,831
		5,850,185

Financial Exchanges & Data–2.14%

Moody’s Corp.	42,319	6,826,055

General Merchandise Stores–1.87%

Dollar General Corp.	63,564	5,946,412

Health Care Equipment–4.15%

ResMed Inc.	45,827	4,512,585
Wright Medical Group N.V. (b)	148,197	2,940,228
Zimmer Biomet Holdings, Inc.	52,823	5,759,820
		13,212,633

Health Care Supplies–0.84%

DENTSPLY SIRONA Inc.	53,379	2,685,497

Home Furnishings–1.36%

Mohawk Industries, Inc. (b)	18,648	4,330,439

Homebuilding–1.81%

D.R. Horton, Inc.	131,582	5,768,555

	Shares	Value

Household Appliances–1.05%

Whirlpool Corp.	21,861	$ 3,347,138

Industrial Machinery–11.20%

Colfax Corp. (b)	135,893	4,334,987
Crane Co.	19,107	1,771,983
Dover Corp.	64,281	6,313,680
Fortive Corp.	67,510	5,233,375
ITT Inc.	81,254	3,979,821
Nordson Corp.	27,087	3,693,042
Parker-Hannifin Corp.	8,851	1,513,786
Stanley Black & Decker Inc.	47,576	7,288,643
Timken Co. (The)	33,797	1,541,143
		35,670,460

Internet Software & Services–1.33%

Just Eat PLC (United Kingdom)(b)	430,573	4,219,293

IT Consulting & Other Services–2.43%

EPAM Systems, Inc. (b)	67,511	7,731,360

Life & Health Insurance–1.17%

Torchmark Corp.	44,368	3,734,455

Life Sciences Tools & Services–1.95%

Agilent Technologies, Inc.	92,975	6,220,028

Movies & Entertainment–1.62%

Viacom Inc. -Class B	166,280	5,164,657

Multi-Utilities–1.11%

CMS Energy Corp.	78,024	3,533,707

Office Services & Supplies–0.67%

Société BIC S.A. (France)	21,394	2,128,229

Oil & Gas Equipment & Services–1.41%

Core Laboratories N.V.	41,386	4,478,793

Oil & Gas Exploration & Production–3.35%

Concho Resources Inc. (b)	35,273	5,302,590
Seven Generations Energy Ltd. -Class A (Canada)(b)	200,520	2,490,158
Vermilion Energy, Inc. (Canada)	89,474	2,884,780
		10,677,528

Paper Packaging–1.30%

Packaging Corp. of America	36,822	4,149,839

Property & Casualty Insurance–2.94%

Arch Capital Group Ltd. (b)	49,909	4,271,711
Progressive Corp. (The)	83,617	5,094,784
		9,366,495

Railroads–0.47%

Genesee & Wyoming Inc. -Class A (b)	21,317	1,509,030

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Regional Banks–1.03%

First Republic Bank	35,503	$ 3,287,933

Semiconductor Equipment–5.04%

KLA-Tencor Corp.	41,201	4,491,321
MKS Instruments, Inc.	17,772	2,055,332
Teradyne, Inc.	207,752	9,496,344
		16,042,997

Semiconductors–4.91%

Cypress Semiconductor Corp.	110,839	1,879,830
MACOM Technology Solutions Holdings, Inc. (b)	93,485	1,551,851
Microchip Technology Inc.	67,665	6,181,874
Xilinx, Inc.	83,285	6,016,508
		15,630,063

Specialty Chemicals–2.55%

International Flavors & Fragrances Inc.	28,377	3,885,095
PPG Industries, Inc.	37,965	4,236,894
		8,121,989

Steel–1.06%

Reliance Steel & Aluminum Co.	20,311	1,741,465
Steel Dynamics, Inc.	37,156	1,643,038
		3,384,503
Total Common Stocks (Cost $163,742,580)		240,241,307

	Shares	Value

Money Market Funds–24.56%

Invesco Government & Agency Portfolio – Institutional Class, 1.55% (c)	27,377,212	$ 27,377,212
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (c)	19,551,247	19,549,292
Invesco Treasury Portfolio – Institutional Class, 1.57% (c)	31,288,242	31,288,242
Total Money Market Funds (Cost $78,220,371)		78,214,746
TOTAL INVESTMENTS IN SECURITIES–100.01% (Cost $241,962,951)		318,456,053
OTHER ASSETS LESS LIABILITIES–(0.01)%		(40,134)
NET ASSETS–100.00%		$ 318,415,919

Notes to Schedule of Investments:

(a)  Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b) Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018 , there were transfers from Level 1 to Level 2 of $6,399,404 and from Level 2 to Level 1 of $4,219,293, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$227,426,282	$12,815,025	$—	$240,241,307
Money Market Funds	78,214,746	—	—	78,214,746
Total Investments	$305,641,028	$12,815,025	$—	$318,456,053

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VK-VIMCG-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.61%

Aerospace & Defense–2.41%

Huntington Ingalls Industries, Inc.	9,951	$ 2,564,970
Raytheon Co.	13,756	2,968,820
		5,533,790

Alternative Carriers–1.02%

Zayo Group Holdings, Inc. (b)	68,819	2,350,857

Apparel Retail–1.57%

Burlington Stores, Inc. (b)	27,003	3,595,449

Application Software–4.50%

Guidewire Software Inc. (b)	40,936	3,308,857
SS&C Technologies Holdings, Inc.	70,869	3,801,413
Tyler Technologies, Inc. (b)	15,200	3,206,592
		10,316,862

Auto Parts & Equipment–1.05%

Aptiv PLC	28,414	2,414,338

Biotechnology–3.91%

BioMarin Pharmaceutical Inc. (b)	37,621	3,049,935
Neurocrine Biosciences, Inc. (b)	52,138	4,323,804
Sarepta Therapeutics, Inc. (b)	21,624	1,602,122
		8,975,861

Building Products–3.91%

A.O. Smith Corp.	37,577	2,389,522
American Woodmark Corp. (b)	11,788	1,160,529
Builders FirstSource, Inc. (b)	82,312	1,633,070
Masco Corp.	53,562	2,166,047
Owens Corning	20,218	1,625,527
		8,974,695

Casinos & Gaming–1.51%

Wynn Resorts Ltd.	19,011	3,466,846

Communications Equipment–1.57%

Arista Networks Inc. (b)	3,794	968,608
F5 Networks, Inc. (b)	18,180	2,629,010
		3,597,618

Construction & Engineering–0.65%

Quanta Services, Inc. (b)	43,453	1,492,610

Construction Machinery & Heavy Trucks–0.52%

WABCO Holdings Inc. (b)	8,955	1,198,806

Construction Materials–1.26%

Summit Materials, Inc. -Class A (b)	95,601	2,894,798

	Shares	Value

Data Processing & Outsourced Services–6.06%

Black Knight, Inc. (b)	74,362	$ 3,502,450
Broadridge Financial Solutions, Inc.	25,528	2,800,166
Fidelity National Information Services, Inc.	37,410	3,602,583
Worldpay, Inc. -Class A (b)	48,699	4,005,006
		13,910,205

Distillers & Vintners–1.35%

Constellation Brands, Inc. -Class A	13,586	3,096,521

Diversified Chemicals–0.87%

Chemours Co. (The)	40,831	1,988,878

Electrical Components & Equipment–0.69%

Rockwell Automation, Inc.	9,063	1,578,775

Electronic Components–1.25%

Amphenol Corp. -Class A	33,250	2,863,822

Electronic Equipment & Instruments–0.53%

FLIR Systems, Inc.	24,268	1,213,643

Electronic Manufacturing Services–0.94%

Flex Ltd. (b)	131,602	2,149,061

Environmental & Facilities Services–1.58%

Republic Services, Inc.	54,564	3,613,774

Financial Exchanges & Data–4.46%

Intercontinental Exchange, Inc.	20,798	1,508,271
London Stock Exchange Group PLC (United Kingdom)	46,781	2,710,863
MarketAxess Holdings, Inc.	12,560	2,731,046
Nasdaq, Inc.	9,953	858,148
S&P Global Inc.	12,682	2,423,023
		10,231,351

General Merchandise Stores–1.68%

Dollar Tree, Inc. (b)	40,509	3,844,304

Health Care Equipment–6.26%

Boston Scientific Corp. (b)	120,702	3,297,579
DexCom Inc. (b)	39,665	2,941,556
Hologic, Inc. (b)	65,889	2,461,613
LivaNova PLC (b)	27,550	2,438,175
Penumbra, Inc. (b)	27,753	3,209,634
		14,348,557

Home Entertainment Software–2.84%

Electronic Arts Inc. (b)	28,188	3,417,513
Nintendo Co., Ltd. (Japan)	4,100	1,828,346
Take-Two Interactive Software, Inc. (b)	13,089	1,279,842
		6,525,701

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–2.09%

Hilton Worldwide Holdings Inc.	30,176	$ 2,376,662
Royal Caribbean Cruises Ltd.	20,476	2,410,844
		4,787,506

Industrial Conglomerates–0.79%

Roper Technologies, Inc.	6,433	1,805,679

Industrial Machinery–2.85%

Ingersoll-Rand PLC	28,589	2,444,645
John Bean Technologies Corp.	10,739	1,217,803
Stanley Black & Decker Inc.	18,751	2,872,653
		6,535,101

Insurance Brokers–0.89%

Brown & Brown, Inc.	80,496	2,047,818

Internet Software & Services–2.68%

GoDaddy, Inc. -Class A (b)	50,423	3,096,981
LogMeIn, Inc.	26,346	3,044,280
		6,141,261

Investment Banking & Brokerage–3.72%

E*TRADE Financial Corp. (b)	81,571	4,519,849
TD Ameritrade Holding Corp.	67,706	4,010,226
		8,530,075

IT Consulting & Other Services–1.79%

DXC Technology Co.	17,053	1,714,338
Gartner, Inc. (b)	20,405	2,400,036
		4,114,374

Life Sciences Tools & Services–2.05%

Mettler-Toledo International Inc. (b)	5,522	3,175,316
Syneos Health, Inc. (b)	43,078	1,529,269
		4,704,585

Managed Health Care–2.79%

Centene Corp. (b)	32,077	3,428,069
Humana Inc.	11,074	2,977,023
		6,405,092

Movies & Entertainment–0.83%

Cinemark Holdings, Inc.	50,661	1,908,400

Oil & Gas Equipment & Services–0.94%

Halliburton Co.	45,813	2,150,462

Oil & Gas Exploration & Production–0.93%

Diamondback Energy Inc. (b)	6,559	829,845
Parsley Energy, Inc. -Class A (b)	44,687	1,295,476
		2,125,321

Oil & Gas Storage & Transportation–1.09%

Cheniere Energy, Inc. (b)	46,785	2,500,658

Packaged Foods & Meats–1.06%

Pinnacle Foods Inc.	44,831	2,425,357

	Shares	Value

Pharmaceuticals–1.43%

Zoetis Inc.	39,385	$ 3,289,041

Railroads–1.11%

Genesee & Wyoming Inc. -Class A (b)	36,030	2,550,564

Regional Banks–0.74%

Zions Bancorp.	32,267	1,701,439

Research & Consulting Services–2.95%

CoStar Group Inc. (b)	12,041	4,367,030
IHS Markit Ltd. (b)	49,780	2,401,387
		6,768,417

Restaurants–1.49%

Domino’s Pizza, Inc.	14,612	3,412,779

Semiconductor Equipment–1.91%

Entegris, Inc.	58,633	2,040,428
Teradyne, Inc.	51,084	2,335,050
		4,375,478

Semiconductors–3.73%

Microchip Technology Inc.	46,469	4,245,408
Microsemi Corp. (b)	29,960	1,939,011
Qorvo, Inc. (b)	33,648	2,370,502
		8,554,921

Specialized Consumer Services–1.31%

ServiceMaster Global Holdings, Inc. (b)	59,096	3,005,032

Specialized REITs–3.13%

Equinix, Inc.	7,309	3,056,185
SBA Communications Corp. -Class A (b)	24,068	4,113,703
		7,169,888

Specialty Chemicals–1.17%

Sherwin-Williams Co. (The)	6,856	2,688,375

Systems Software–2.78%

Red Hat, Inc. (b)	11,015	1,646,853
ServiceNow, Inc. (b)	28,603	4,732,366
		6,379,219

Technology Hardware, Storage & Peripherals–0.97%

NetApp, Inc.	36,075	2,225,467
Total Common Stocks & Other Equity Interests (Cost $168,896,081)		228,479,431

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Money Market Funds–0.53%

Invesco Government & Agency Portfolio – Institutional Class, 1.55% (c)	429,298	$ 429,298
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (c)	305,555	305,524
Invesco Treasury Portfolio – Institutional Class, 1.57% (c)	490,627	490,627
Total Money Market Funds (Cost $1,225,504)		1,225,449
TOTAL INVESTMENTS IN SECURITIES–100.14% (Cost $170,121,585)		229,704,880
OTHER ASSETS LESS LIABILITIES–(0.14)%		(324,150)
NET ASSETS–100.00%		$ 229,380,730

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Growth Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Mid Cap Growth Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$223,940,222	$4,539,209	$—	$228,479,431
Money Market Funds	1,225,449	—	—	1,225,449
Total Investments	$225,165,671	$4,539,209	$—	$229,704,880

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	MS-VISPI-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.83%

Advertising–0.11%

Interpublic Group of Cos., Inc. (The)	1,502	$ 34,591
Omnicom Group Inc.	890	64,676
		99,267

Aerospace & Defense–2.86%

Arconic Inc.	1,637	37,716
Boeing Co. (The)	2,143	702,647
General Dynamics Corp.	1,073	237,026
Harris Corp.	460	74,189
Huntington Ingalls Industries, Inc.	177	45,623
L3 Technologies, Inc.	301	62,608
Lockheed Martin Corp.	964	325,764
Northrop Grumman Corp.	672	234,609
Raytheon Co.	1,117	241,071
Rockwell Collins, Inc.	634	85,495
Textron Inc.	1,013	59,737
TransDigm Group, Inc.	188	57,705
United Technologies Corp.	2,882	362,613
		2,526,803

Agricultural & Farm Machinery–0.22%

Deere & Co.	1,254	194,771

Agricultural Products–0.11%

Archer-Daniels-Midland Co.	2,162	93,766

Air Freight & Logistics–0.68%

C.H. Robinson Worldwide, Inc.	538	50,416
Expeditors International of Washington, Inc.	696	44,057
FedEx Corp.	953	228,825
United Parcel Service, Inc. -Class B	2,667	279,128
		602,426

Airlines–0.50%

Alaska Air Group, Inc.	482	29,865
American Airlines Group Inc.	1,646	85,526
Delta Air Lines, Inc.	2,536	138,998
Southwest Airlines Co.	2,111	120,918
United Continental Holdings Inc. (b)	937	65,094
		440,401

Alternative Carriers–0.07%

CenturyLink Inc.	3,772	61,974

Apparel Retail–0.46%

Foot Locker, Inc.	478	21,768
Gap, Inc. (The)	841	26,239
L Brands, Inc.	968	36,987
Ross Stores, Inc.	1,490	116,190

	Shares	Value

Apparel Retail–(continued)

TJX Cos., Inc. (The)	2,460	$ 200,638
		401,822

Apparel, Accessories & Luxury Goods–0.35%

Hanesbrands, Inc. (c)	1,430	26,341
Michael Kors Holdings Ltd. (b)	596	37,000
PVH Corp.	302	45,732
Ralph Lauren Corp.	213	23,813
Tapestry, Inc.	1,115	58,660
Under Armour, Inc. -Class A (b)(c)	669	10,938
Under Armour, Inc. -Class C (b)(c)	722	10,361
VF Corp.	1,267	93,910
		306,755

Application Software–1.33%

Adobe Systems Inc. (b)	1,906	411,849
ANSYS, Inc. (b)	324	50,768
Autodesk, Inc. (b)	847	106,366
Cadence Design Systems, Inc. (b)	1,107	40,704
Citrix Systems, Inc. (b)	500	46,400
Intuit Inc.	938	162,602
salesforce.com, inc. (b)	2,653	308,544
Synopsys, Inc. (b)	580	48,279
		1,175,512

Asset Management & Custody Banks–1.15%

Affiliated Managers Group, Inc.	214	40,570
Ameriprise Financial, Inc.	571	84,474
Bank of New York Mellon Corp. (The)	3,913	201,637
BlackRock, Inc.	478	258,942
Franklin Resources, Inc.	1,263	43,801
Invesco Ltd. (d)	1,574	50,384
Northern Trust Corp.	829	85,495
State Street Corp.	1,433	142,913
T. Rowe Price Group Inc.	947	102,247
		1,010,463

Auto Parts & Equipment–0.14%

Aptiv PLC	1,027	87,264
BorgWarner, Inc.	765	38,426
		125,690

Automobile Manufacturers–0.39%

Ford Motor Co.	15,091	167,208
General Motors Co.	4,894	177,848
		345,056

Automotive Retail–0.26%

Advance Auto Parts, Inc.	289	34,261
AutoZone, Inc. (b)	106	68,761

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Automotive Retail–(continued)

CarMax, Inc. (b)	704	$ 43,606
O’Reilly Automotive, Inc. (b)	323	79,904
		226,532

Biotechnology–2.62%

AbbVie Inc.	6,179	584,843
Alexion Pharmaceuticals, Inc. (b)	863	96,190
Amgen Inc.	2,590	441,543
Biogen Inc. (b)	817	223,711
Celgene Corp. (b)	2,915	260,047
Gilead Sciences, Inc.	5,077	382,755
Incyte Corp. (b)	676	56,331
Regeneron Pharmaceuticals, Inc. (b)	297	102,275
Vertex Pharmaceuticals Inc. (b)	983	160,209
		2,307,904

Brewers–0.06%

Molson Coors Brewing Co. -Class B	713	53,710

Broadcasting–0.12%

CBS Corp. -Class B	1,337	68,708
Discovery, Inc. -Class A (b)(c)	625	13,394
Discovery, Inc. -Class C (b)	1,214	23,697
		105,799

Building Products–0.32%

A.O. Smith Corp.	563	35,801
Allegion PLC	378	32,239
Fortune Brands Home & Security, Inc.	603	35,511
Johnson Controls International PLC	3,579	126,124
Masco Corp.	1,234	49,903
		279,578

Cable & Satellite–0.99%

Charter Communications, Inc. -Class A (b)	720	224,078
Comcast Corp. -Class A	17,969	614,001
DISH Network Corp. -Class A(b)	893	33,836
		871,915

Casinos & Gaming–0.14%

MGM Resorts International	1,970	68,989
Wynn Resorts Ltd.	313	57,079
		126,068

Commodity Chemicals–0.15%

LyondellBasell Industries N.V. -Class A	1,250	132,100

Communications Equipment–1.06%

Cisco Systems, Inc.	18,676	801,014
F5 Networks, Inc. (b)	241	34,851
Juniper Networks, Inc.	1,331	32,383
Motorola Solutions, Inc.	635	66,865
		935,113

	Shares	Value

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	982	$ 68,730

Construction & Engineering–0.09%

Fluor Corp.	548	31,356
Jacobs Engineering Group Inc.	478	28,274
Quanta Services, Inc. (b)	606	20,816
		80,446

Construction Machinery & Heavy Trucks–0.60%

Caterpillar Inc.	2,316	341,332
Cummins Inc.	602	97,578
PACCAR Inc.	1,359	89,925
		528,835

Construction Materials–0.12%

Martin Marietta Materials, Inc.	242	50,167
Vulcan Materials Co.	518	59,140
		109,307

Consumer Electronics–0.03%

Garmin Ltd.	442	26,047

Consumer Finance–0.73%

American Express Co.	2,786	259,878
Capital One Financial Corp.	1,884	180,525
Discover Financial Services	1,374	98,832
Navient Corp.	977	12,818
Synchrony Financial	2,744	92,006
		644,059

Copper–0.10%

Freeport-McMoRan Inc. (b)	5,175	90,925

Data Processing & Outsourced Services–2.84%

Alliance Data Systems Corp.	187	39,805
Automatic Data Processing, Inc.	1,714	194,505
Fidelity National Information Services, Inc.	1,290	124,227
Fiserv, Inc. (b)	1,610	114,809
Global Payments Inc.	623	69,477
Mastercard Inc. -Class A	3,578	626,723
Paychex, Inc.	1,236	76,125
PayPal Holdings, Inc. (b)	4,370	331,552
Total System Services, Inc.	646	55,724
Visa Inc. -Class A	6,987	835,785
Western Union Co. (The)	1,802	34,652
		2,503,384

Department Stores–0.11%

Kohl’s Corp.	660	43,237
Macy’s, Inc.	1,194	35,510
Nordstrom, Inc.	450	21,784
		100,531

Distillers & Vintners–0.23%

Brown-Forman Corp. -Class B	1,013	55,107

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–(continued)

Constellation Brands, Inc. -Class A	665	$ 151,567
		206,674

Distributors–0.11%

Genuine Parts Co.	566	50,850
LKQ Corp. (b)	1,212	45,995
		96,845

Diversified Banks–5.04%

Bank of America Corp.	37,091	1,112,359
Citigroup Inc.	9,963	672,502
JPMorgan Chase & Co.	13,304	1,463,041
U.S. Bancorp	6,086	307,343
Wells Fargo & Co.	17,019	891,966
		4,447,211

Diversified Chemicals–0.72%

DowDuPont Inc.	9,071	577,913
Eastman Chemical Co.	555	58,597
		636,510

Diversified Support Services–0.07%

Cintas Corp.	337	57,485

Drug Retail–0.52%

CVS Health Corp.	3,932	244,610
Walgreens Boots Alliance, Inc.	3,302	216,182
		460,792

Electric Utilities–1.75%

Alliant Energy Corp.	893	36,488
American Electric Power Co., Inc.	1,901	130,389
Duke Energy Corp.	2,706	209,634
Edison International	1,259	80,148
Entergy Corp.	696	54,831
Eversource Energy	1,225	72,177
Exelon Corp.	3,740	145,897
FirstEnergy Corp.	1,726	58,701
NextEra Energy, Inc.	1,818	296,934
PG&E Corp.	1,983	87,113
Pinnacle West Capital Corp.	437	34,873
PPL Corp.	2,689	76,072
Southern Co. (The)	3,907	174,487
Xcel Energy, Inc.	1,963	89,277
		1,547,021

Electrical Components & Equipment–0.55%

Acuity Brands, Inc.	164	22,827
AMETEK, Inc.	906	68,829
Eaton Corp. PLC	1,703	136,087
Emerson Electric Co.	2,460	168,018
Rockwell Automation, Inc.	496	86,403
		482,164

Electronic Components–0.22%

Amphenol Corp. -Class A	1,180	101,633

	Shares	Value

Electronic Components–(continued)

Corning Inc.	3,361	$ 93,705
		195,338

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	552	27,606

Electronic Manufacturing Services–0.19%

IPG Photonics Corp. (b)	145	33,840
TE Connectivity Ltd.	1,359	135,764
		169,604

Environmental & Facilities Services–0.24%

Republic Services, Inc.	878	58,150
Stericycle, Inc. (b)	329	19,257
Waste Management, Inc.	1,544	129,881
		207,288

Fertilizers & Agricultural Chemicals–0.35%

CF Industries Holdings, Inc.	914	34,485
FMC Corp.	526	40,276
Monsanto Co.	1,708	199,306
Mosaic Co. (The)	1,371	33,288
		307,355

Financial Exchanges & Data–0.86%

Cboe Global Markets, Inc.	444	50,660
CME Group Inc. -Class A	1,315	212,688
Intercontinental Exchange, Inc.	2,262	164,040
Moody’s Corp.	642	103,555
Nasdaq, Inc.	449	38,713
S&P Global Inc.	985	188,194
		757,850

Food Distributors–0.13%

Sysco Corp.	1,853	111,106

Food Retail–0.09%

Kroger Co. (The)	3,440	82,354

Footwear–0.38%

NIKE, Inc. -Class B	5,030	334,193

General Merchandise Stores–0.37%

Dollar General Corp.	1,006	94,111
Dollar Tree, Inc. (b)	916	86,946
Target Corp.	2,102	145,942
		326,999

Gold–0.09%

Newmont Mining Corp.	2,062	80,562

Health Care Distributors–0.32%

AmerisourceBergen Corp.	623	53,709
Cardinal Health, Inc.	1,216	76,219
Henry Schein, Inc. (b)	606	40,729

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Distributors–(continued)

McKesson Corp.	805	$ 113,400
		284,057

Health Care Equipment–2.65%

Abbott Laboratories	6,747	404,280
Baxter International Inc.	1,938	126,048
Becton, Dickinson and Co.	1,031	223,418
Boston Scientific Corp. (b)	5,329	145,588
Danaher Corp.	2,378	232,830
Edwards Lifesciences Corp. (b)	817	113,988
Hologic, Inc. (b)	1,081	40,386
IDEXX Laboratories, Inc. (b)	341	65,264
Intuitive Surgical, Inc. (b)	434	179,168
Medtronic PLC	5,253	421,396
ResMed Inc.	556	54,749
Stryker Corp.	1,244	200,185
Varian Medical Systems, Inc. (b)	353	43,295
Zimmer Biomet Holdings, Inc.	782	85,269
		2,335,864

Health Care Facilities–0.17%

HCA Healthcare, Inc.	1,094	106,118
Universal Health Services, Inc. -Class B	338	40,023
		146,141

Health Care REITs–0.21%

HCP, Inc.	1,819	42,256
Ventas, Inc.	1,376	68,153
Welltower Inc.	1,431	77,889
		188,298

Health Care Services–0.37%

DaVita Inc. (b)	563	37,124
Envision Healthcare Corp. (b)	489	18,793
Express Scripts Holding Co. (b)	2,190	151,285
Laboratory Corp. of America Holdings (b)	392	63,406
Quest Diagnostics Inc.	534	53,560
		324,168

Health Care Supplies–0.18%

Align Technology, Inc. (b)	282	70,819
Cooper Cos., Inc. (The)	188	43,016
DENTSPLY SIRONA Inc.	887	44,625
		158,460

Health Care Technology–0.08%

Cerner Corp. (b)	1,220	70,760

Home Entertainment Software–0.44%

Activision Blizzard, Inc.	2,940	198,332
Electronic Arts Inc. (b)	1,190	144,276
Take-Two Interactive Software, Inc. (b)	442	43,219
		385,827

Home Furnishings–0.09%

Leggett & Platt, Inc.	525	23,289

	Shares	Value

Home Furnishings–(continued)

Mohawk Industries, Inc. (b)	243	$ 56,429
		79,718

Home Improvement Retail–1.24%

Home Depot, Inc. (The)	4,526	806,714
Lowe’s Cos., Inc.	3,221	282,643
		1,089,357

Homebuilding–0.17%

D.R. Horton, Inc.	1,338	58,658
Lennar Corp. -Class A	1,064	62,712
PulteGroup Inc.	1,020	30,080
		151,450

Hotel & Resort REITs–0.06%

Host Hotels & Resorts Inc.	2,817	52,509

Hotels, Resorts & Cruise Lines–0.55%

Carnival Corp.	1,576	103,354
Hilton Worldwide Holdings Inc.	792	62,378
Marriott International Inc. -Class A	1,163	158,145
Norwegian Cruise Line Holdings Ltd. (b)	798	42,270
Royal Caribbean Cruises Ltd.	661	77,826
Wyndham Worldwide Corp.	385	44,055
		488,028

Household Appliances–0.05%

Whirlpool Corp.	277	42,411

Household Products–1.45%

Church & Dwight Co., Inc.	944	47,540
Clorox Co. (The)	505	67,221
Colgate-Palmolive Co.	3,396	243,425
Kimberly-Clark Corp.	1,359	149,667
Procter & Gamble Co. (The)	9,773	774,803
		1,282,656

Housewares & Specialties–0.06%

Newell Brands, Inc.	1,895	48,285

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	491	28,424

Hypermarkets & Super Centers–0.93%

Costco Wholesale Corp.	1,701	320,520
Walmart Inc.	5,626	500,545
		821,065

Independent Power Producers & Energy Traders–0.07%

AES Corp. (The)	2,543	28,914
NRG Energy, Inc.	1,168	35,659
		64,573

Industrial Conglomerates–1.69%

3M Co.	2,307	506,433
General Electric Co. (e)	33,662	453,764
Honeywell International Inc.	2,914	421,102

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Conglomerates–(continued)

Roper Technologies, Inc.	395	$ 110,872
		1,492,171

Industrial Gases–0.34%

Air Products and Chemicals, Inc.	847	134,698
Praxair, Inc.	1,112	160,462
		295,160

Industrial Machinery–0.85%

Dover Corp.	597	58,637
Flowserve Corp.	504	21,838
Fortive Corp.	1,182	91,629
Illinois Tool Works Inc.	1,191	186,582
Ingersoll-Rand PLC	965	82,517
Parker-Hannifin Corp.	514	87,910
Pentair PLC (United Kingdom)	647	44,080
Snap-on Inc.	222	32,754
Stanley Black & Decker Inc.	592	90,694
Xylem, Inc.	693	53,306
		749,947

Industrial REITs–0.19%

Duke Realty Corp.	1,397	36,993
Prologis, Inc.	2,057	129,570
		166,563

Insurance Brokers–0.48%

Aon PLC	953	133,734
Arthur J. Gallagher & Co.	698	47,974
Marsh & McLennan Cos., Inc.	1,973	162,950
Willis Towers Watson PLC	509	77,465
		422,123

Integrated Oil & Gas–2.56%

Chevron Corp.	7,405	844,466
Exxon Mobil Corp.	16,427	1,225,618
Occidental Petroleum Corp.	2,959	192,217
		2,262,301

Integrated Telecommunication Services–1.83%

AT&T Inc.	23,804	848,613
Verizon Communications Inc.	16,003	765,263
		1,613,876

Internet & Direct Marketing Retail–3.64%

Amazon.com, Inc. (b)	1,556	2,252,061
Booking Holdings Inc. (b)	188	391,113
Expedia Group, Inc.	481	53,107
Netflix Inc. (b)	1,681	496,483
TripAdvisor, Inc. (b)(c)	424	17,338
		3,210,102

Internet Software & Services–4.68%

Akamai Technologies, Inc. (b)	653	46,350
Alphabet Inc. -Class A (b)	1,157	1,199,971
Alphabet Inc. -Class C (b)	1,179	1,216,480

	Shares	Value

Internet Software & Services–(continued)

eBay Inc. (b)	3,648	$ 146,796
Facebook, Inc. -Class A (b)	9,288	1,484,129
VeriSign, Inc. (b)(c)	326	38,651
		4,132,377

Investment Banking & Brokerage–1.11%

Charles Schwab Corp. (The)	4,645	242,562
E*TRADE Financial Corp. (b)	1,031	57,128
Goldman Sachs Group, Inc. (The)	1,368	344,545
Morgan Stanley	5,348	288,578
Raymond James Financial, Inc.	496	44,347
		977,160

IT Consulting & Other Services–1.40%

Accenture PLC -Class A	2,390	366,865
Cognizant Technology Solutions Corp. -Class A	2,280	183,540
CSRA Inc.	642	26,470
DXC Technology Co.	1,102	110,784
Gartner, Inc. (b)	354	41,637
International Business Machines Corp.	3,320	509,388
		1,238,684

Leisure Products–0.06%

Hasbro, Inc.	444	37,429
Mattel, Inc. (c)	1,328	17,463
		54,892

Life & Health Insurance–0.80%

Aflac, Inc.	3,040	133,030
Brighthouse Financial, Inc. (b)	369	18,967
Lincoln National Corp.	858	62,686
MetLife, Inc.	4,018	184,386
Principal Financial Group, Inc.	1,053	64,138
Prudential Financial, Inc.	1,639	169,719
Torchmark Corp.	414	34,846
Unum Group	856	40,754
		708,526

Life Sciences Tools & Services–0.84%

Agilent Technologies, Inc.	1,244	83,224
Illumina, Inc. (b)	568	134,286
IQVIA Holdings Inc. (b)	570	55,923
Mettler-Toledo International Inc. (b)	97	55,778
PerkinElmer, Inc.	431	32,635
Thermo Fisher Scientific, Inc.	1,556	321,252
Waters Corp. (b)	306	60,787
		743,885

Managed Health Care–1.82%

Aetna Inc.	1,266	213,954
Anthem, Inc.	992	217,942
Centene Corp. (b)	676	72,244
Cigna Corp.	940	157,676
Humana Inc.	532	143,018
UnitedHealth Group Inc.	3,748	802,072
		1,606,906

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Metal & Glass Containers–0.06%

Ball Corp.	1,353	$ 53,728

Motorcycle Manufacturers–0.03%

Harley-Davidson, Inc. (c)	659	28,258

Movies & Entertainment–1.28%

Time Warner Inc.	3,022	285,821
Twenty-First Century Fox, Inc. -Class A	4,077	149,585
Twenty-First Century Fox, Inc. -Class B	1,723	62,666
Viacom Inc. -Class B	1,384	42,987
Walt Disney Co. (The)	5,828	585,364
		1,126,423

Multi-Line Insurance–0.38%

American International Group, Inc.	3,477	189,218
Assurant, Inc.	207	18,922
Hartford Financial Services Group, Inc. (The)	1,379	71,046
Loews Corp.	1,044	51,918
		331,104

Multi-Sector Holdings–1.72%

Berkshire Hathaway Inc. -Class B (b)	7,460	1,488,121
Leucadia National Corp.	1,229	27,935
		1,516,056

Multi-Utilities–0.93%

Ameren Corp.	937	53,062
CenterPoint Energy, Inc.	1,666	45,649
CMS Energy Corp.	1,090	49,366
Consolidated Edison, Inc.	1,198	93,372
Dominion Energy, Inc.	2,525	170,261
DTE Energy Co.	693	72,349
NiSource Inc.	1,321	31,585
Public Service Enterprise Group Inc.	1,956	98,270
SCANA Corp.	568	21,328
Sempra Energy	988	109,885
WEC Energy Group, Inc.	1,219	76,431
		821,558

Office REITs–0.23%

Alexandria Real Estate Equities, Inc.	390	48,707
Boston Properties, Inc.	604	74,425
SL Green Realty Corp.	358	34,665
Vornado Realty Trust	666	44,822
		202,619

Oil & Gas Drilling–0.03%

Helmerich & Payne, Inc. (c)	425	28,288

Oil & Gas Equipment & Services–0.74%

Baker Hughes, a GE Co.	1,655	45,959
Halliburton Co.	3,374	158,376
National Oilwell Varco Inc.	1,469	54,074
Schlumberger Ltd.	5,357	347,026
TechnipFMC PLC (United Kingdom)	1,695	49,918
		655,353

	Shares	Value

Oil & Gas Exploration & Production–1.44%

Anadarko Petroleum Corp.	2,115	$ 127,767
Apache Corp.	1,494	57,489
Cabot Oil & Gas Corp.	1,788	42,876
Cimarex Energy Co.	373	34,876
Concho Resources Inc. (b)	574	86,289
ConocoPhillips	4,552	269,888
Devon Energy Corp.	2,062	65,551
EOG Resources, Inc.	2,236	235,384
EQT Corp.	946	44,944
Hess Corp.	1,043	52,797
Marathon Oil Corp.	3,275	52,826
Newfield Exploration Co. (b)	781	19,072
Noble Energy, Inc.	1,909	57,843
Pioneer Natural Resources Co.	657	112,859
Range Resources Corp. (c)	841	12,228
		1,272,689

Oil & Gas Refining & Marketing–0.57%

Andeavor	554	55,711
Marathon Petroleum Corp.	1,838	134,376
Phillips 66	1,626	155,966
Valero Energy Corp.	1,678	155,668
		501,721

Oil & Gas Storage & Transportation–0.32%

Kinder Morgan, Inc.	7,327	110,345
ONEOK, Inc.	1,587	90,332
Williams Cos., Inc. (The)	3,197	79,477
		280,154

Packaged Foods & Meats–1.04%

Campbell Soup Co.	743	32,179
Conagra Brands, Inc.	1,552	57,238
General Mills, Inc.	2,197	98,997
Hershey Co. (The)	544	53,834
Hormel Foods Corp. (c)	1,055	36,208
JM Smucker Co. (The)	444	55,060
Kellogg Co.	975	63,385
Kraft Heinz Co. (The)	2,309	143,828
McCormick & Co., Inc.	462	49,152
Mondelez International, Inc. -Class A	5,759	240,323
Tyson Foods, Inc. -Class A	1,150	84,168
		914,372

Paper Packaging–0.29%

Avery Dennison Corp.	346	36,763
International Paper Co.	1,596	85,274
Packaging Corp. of America	369	41,586
Sealed Air Corp.	647	27,685
WestRock Co.	998	64,042
		255,350

Personal Products–0.18%

Coty Inc. -Class A	1,795	32,848
Estee Lauder Cos. Inc. (The) -Class A	865	129,508
		162,356

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–4.50%

Allergan PLC	1,285	$ 216,253
Bristol-Myers Squibb Co.	6,323	399,930
Eli Lilly and Co.	3,747	289,905
Johnson & Johnson	10,400	1,332,760
Merck & Co., Inc.	10,452	569,321
Mylan N.V. (b)	1,973	81,228
Nektar Therapeutics (b)	622	66,094
Perrigo Co. PLC	513	42,753
Pfizer Inc.	23,057	818,293
Zoetis Inc.	1,884	157,333
		3,973,870

Property & Casualty Insurance–0.86%

Allstate Corp. (The)	1,373	130,160
Chubb Ltd.	1,795	245,502
Cincinnati Financial Corp.	585	43,442
Progressive Corp. (The)	2,249	137,032
Travelers Cos., Inc. (The)	1,057	146,775
XL Group Ltd. (Bermuda)	989	54,652
		757,563

Publishing–0.04%

News Corp. -Class A	1,501	23,716
News Corp. -Class B	442	7,116
		30,832

Railroads–0.90%

CSX Corp.	3,456	192,534
Kansas City Southern	405	44,489
Norfolk Southern Corp.	1,106	150,173
Union Pacific Corp.	3,050	410,011
		797,207

Real Estate Services–0.06%

CBRE Group, Inc. -Class A (b)	1,167	55,106

Regional Banks–1.40%

BB&T Corp.	3,012	156,744
Citizens Financial Group, Inc.	1,902	79,846
Comerica Inc.	669	64,177
Fifth Third Bancorp	2,688	85,344
Huntington Bancshares Inc.	4,316	65,172
KeyCorp	4,120	80,546
M&T Bank Corp.	581	107,113
People’s United Financial, Inc.	1,384	25,825
PNC Financial Services Group, Inc. (The)	1,827	276,315
Regions Financial Corp.	4,351	80,842
SunTrust Banks, Inc.	1,814	123,425
SVB Financial Group (b)	203	48,722
Zions Bancorp.	771	40,655
		1,234,726

Reinsurance–0.05%

Everest Re Group, Ltd.	160	41,091

	Shares	Value

Research & Consulting Services–0.26%

Equifax Inc.	463	$ 54,546
IHS Markit Ltd. (b)	1,402	67,633
Nielsen Holdings PLC	1,294	41,136
Verisk Analytics, Inc. -Class A (b)	600	62,400
		225,715

Residential REITs–0.39%

Apartment Investment & Management Co. -Class A	626	25,510
AvalonBay Communities, Inc.	533	87,657
Equity Residential	1,420	87,500
Essex Property Trust, Inc.	254	61,133
Mid-America Apartment Communities, Inc.	445	40,602
UDR, Inc.	1,049	37,365
		339,767

Restaurants–1.11%

Chipotle Mexican Grill, Inc. (b)	98	31,665
Darden Restaurants, Inc.	484	41,261
McDonald’s Corp.	3,089	483,058
Starbucks Corp.	5,447	315,327
Yum! Brands, Inc.	1,288	109,647
		980,958

Retail REITs–0.46%

Federal Realty Investment Trust	283	32,859
GGP Inc.	2,414	49,391
Kimco Realty Corp.	1,663	23,947
Macerich Co. (The)	432	24,201
Realty Income Corp.	1,105	57,162
Regency Centers Corp.	579	34,149
Simon Property Group, Inc.	1,201	185,374
		407,083

Semiconductor Equipment–0.48%

Applied Materials, Inc.	4,072	226,444
KLA-Tencor Corp.	614	66,932
Lam Research Corp.	630	127,991
		421,367

Semiconductors–3.66%

Advanced Micro Devices, Inc. (b)(c)	3,156	31,718
Analog Devices, Inc.	1,425	129,860
Broadcom Ltd.	1,590	374,684
Intel Corp.	18,143	944,887
Microchip Technology Inc. (c)	903	82,498
Micron Technology, Inc. (b)	4,482	233,692
NVIDIA Corp.	2,343	542,615
Qorvo, Inc. (b)	498	35,084
QUALCOMM Inc.	5,738	317,943
Skyworks Solutions, Inc.	709	71,084
Texas Instruments Inc.	3,812	396,029
Xilinx, Inc.	984	71,084
		3,231,178

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Soft Drinks–1.61%

Coca-Cola Co. (The)	14,884	$ 646,412
Dr Pepper Snapple Group, Inc.	697	82,511
Monster Beverage Corp. (b)	1,591	91,021
PepsiCo, Inc.	5,512	601,635
		1,421,579

Specialized Consumer Services–0.02%

H&R Block, Inc.	834	21,192

Specialized REITs–1.14%

American Tower Corp. -Class A	1,708	248,241
Crown Castle International Corp.	1,606	176,034
Digital Realty Trust, Inc.	793	83,566
Equinix, Inc.	306	127,951
Extra Space Storage Inc.	493	43,068
Iron Mountain Inc.	1,087	35,719
Public Storage	578	115,825
SBA Communications Corp. -Class A (b)	450	76,914
Weyerhaeuser Co.	2,919	102,165
		1,009,483

Specialty Chemicals–0.52%

Albemarle Corp.	426	39,507
Ecolab Inc.	1,005	137,756
International Flavors & Fragrances Inc.	309	42,305
PPG Industries, Inc.	983	109,703
Sherwin-Williams Co. (The)	319	125,086
		454,357

Specialty Stores–0.13%

Tiffany & Co.	399	38,966
Tractor Supply Co.	492	31,006
Ulta Beauty, Inc. (b)	228	46,574
		116,546

Steel–0.09%

Nucor Corp.	1,229	75,080

Systems Software–3.93%

CA, Inc.	1,213	41,121
Microsoft Corp.	29,851	2,724,501
Oracle Corp.	11,715	535,961
Red Hat, Inc. (b)	683	102,115
Symantec Corp.	2,397	61,962
		3,465,660

Technology Hardware, Storage & Peripherals–4.31%

Apple Inc.	19,671	3,300,401
Hewlett Packard Enterprise Co.	6,058	106,257
HP Inc.	6,347	139,126
NetApp, Inc.	1,037	63,973
Seagate Technology PLC	1,118	65,425
Western Digital Corp.	1,152	106,295
Xerox Corp.	851	24,492
		3,805,969

	Shares	Value

Tires & Rubber–0.03%

Goodyear Tire & Rubber Co. (The)	930	$ 24,719

Tobacco–1.20%

Altria Group, Inc.	7,380	459,922
Philip Morris International Inc.	6,020	598,388
		1,058,310

Trading Companies & Distributors–0.20%

Fastenal Co.	1,127	61,523
United Rentals, Inc. (b)	325	56,137
W.W. Grainger, Inc.	196	55,325
		172,985

Trucking–0.04%

J.B. Hunt Transport Services, Inc.	330	38,660

Water Utilities–0.06%

American Water Works Co., Inc.	689	56,588
Total Common Stocks & Other Equity Interests (Cost $27,109,772)		87,194,990

Money Market Funds–1.34%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (f)	413,847	413,847
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (f)	295,541	295,512
Invesco Treasury Portfolio –Institutional Class, 1.57% (f)	472,968	472,968
Total Money Market Funds (Cost $1,182,386)		1,182,327
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.17% (Cost $28,292,158)		88,377,317

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.30%

Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $268,539)(f)(g)	268,539	268,539
TOTAL INVESTMENTS IN SECURITIES–100.47% (Cost $28,560,697)		88,645,856
OTHER ASSETS LESS LIABILITIES–(0.47)%		(418,621)
NET ASSETS–100.00%		$ 88,227,235

Investment Abbreviations:

REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2018.

(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of March 31, 2018 represented less than 1% of the Fund’s Net Assets. See Note 3.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

Open Futures Contracts — Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	8	June–2018	$ 1,057,200	$ (58,356)	$ (58,356)

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. S&P 500 Index Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco V.I. S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$87,194,990	$—	$—	$87,194,990
Money Market Funds	1,450,866	—	—	1,450,866
Total Investments in Securities	88,645,856	—	—	88,645,856
Other Investments – Liabilities*
Futures Contracts	(58,356)	—	—	(58,356)
Total Investments	$88,587,500	$—	$—	$88,587,500

* Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (loss)	Value 03/31/18	Dividend Income
Invesco Ltd.	$ 60,766	$ —	$ (3,116)	$ (8,091)	$ 825	$ 50,384	$ 471

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VISCE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.18%

Aerospace & Defense–1.52%

BWX Technologies, Inc.	71,511	$ 4,543,094

Air Freight & Logistics–1.00%

Forward Air Corp.	56,699	2,997,109

Alternative Carriers–1.21%

Iridium Communications Inc. (b)	322,395	3,626,944

Apparel Retail–1.04%

American Eagle Outfitters, Inc.	155,386	3,096,843

Application Software–1.62%

Blackbaud, Inc.	47,597	4,845,851

Auto Parts & Equipment–1.14%

Visteon Corp. (b)	30,923	3,408,951

Biotechnology–3.33%

Array BioPharma Inc. (b)	244,861	3,996,132
Neurocrine Biosciences, Inc. (b)	47,720	3,957,420
Retrophin, Inc. (b)	89,954	2,011,371
		9,964,923

Building Products–1.90%

Apogee Enterprises, Inc.	59,687	2,587,431
Trex Co., Inc. (b)	28,378	3,086,675
		5,674,106

Casinos & Gaming–1.87%

Boyd Gaming Corp.	89,253	2,843,601
Penn National Gaming, Inc. (b)	104,836	2,752,993
		5,596,594

Communications Equipment–1.10%

Lumentum Holdings Inc. (b)	51,806	3,305,223

Construction & Engineering–1.92%

Dycom Industries, Inc. (b)	29,808	3,208,235
Primoris Services Corp.	101,160	2,526,977
		5,735,212

Construction Materials–0.95%

Eagle Materials Inc.	27,585	2,842,634

Consumer Finance–0.94%

SLM Corp. (b)	250,192	2,804,652

Data Processing & Outsourced Services–3.04%

Euronet Worldwide, Inc. (b)	31,913	2,518,574
Genpact Ltd.	99,461	3,181,757

	Shares	Value

Data Processing & Outsourced Services–(continued)

Jack Henry & Associates, Inc.	27,991	$ 3,385,512
		9,085,843

Diversified Support Services–1.10%

Mobile Mini, Inc.	75,410	3,280,335

Electrical Components & Equipment–1.71%

EnerSys	39,638	2,749,688
Generac Holdings, Inc. (b)	51,470	2,362,988
		5,112,676

Electronic Components–0.85%

Belden Inc.	36,770	2,534,924

Electronic Equipment & Instruments–4.67%

Coherent, Inc. (b)	13,806	2,587,244
FLIR Systems, Inc.	80,895	4,045,559
National Instruments Corp.	73,410	3,712,344
Zebra Technologies Corp. -Class A (b)	25,935	3,609,893
		13,955,040

Environmental & Facilities Services–2.23%

ABM Industries Inc.	70,488	2,359,938
Waste Connections, Inc.	60,091	4,310,929
		6,670,867

Footwear–0.96%

Wolverine World Wide, Inc.	99,636	2,879,480

General Merchandise Stores–0.76%

Big Lots, Inc.	51,996	2,263,386

Health Care Equipment–3.70%

Hill-Rom Holdings, Inc.	36,416	3,168,192
Nevro Corp. (b)	31,694	2,746,919
STERIS PLC	34,315	3,203,648
Wright Medical Group N.V. (b)	97,749	1,939,340
		11,058,099

Health Care Facilities–0.65%

Acadia Healthcare Co., Inc. (b)	49,742	1,948,892

Health Care REITs–0.75%

Healthcare Trust of America, Inc. -Class A	85,184	2,253,117

Health Care Supplies–0.75%

Lantheus Holdings, Inc. (b)	141,125	2,243,887

Home Entertainment Software–1.46%

Take-Two Interactive Software, Inc. (b)	44,619	4,362,846

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Industrial Machinery–3.39%

Albany International Corp. -Class A	80,422	$ 5,042,460
SPX Corp. (b)	156,663	5,088,414
		10,130,874

Internet Software & Services–1.28%

Instructure Inc. (b)	91,069	3,838,558

Investment Banking & Brokerage–3.92%

E*TRADE Financial Corp. (b)	91,593	5,075,168
Lazard Ltd. -Class A	67,574	3,551,690
Piper Jaffray Cos.	37,342	3,101,253
		11,728,111

Life & Health Insurance–0.86%

CNO Financial Group, Inc.	118,454	2,566,898

Life Sciences Tools & Services–0.89%

Cambrex Corp. (b)	51,073	2,671,118

Managed Health Care–1.19%

HealthEquity, Inc. (b)	58,847	3,562,597

Multi-Line Insurance–2.09%

American Financial Group, Inc.	28,698	3,220,489
Horace Mann Educators Corp.	70,745	3,024,349
		6,244,838

Office REITs–0.81%

Highwoods Properties, Inc.	55,443	2,429,512

Oil & Gas Equipment & Services–0.95%

Forum Energy Technologies, Inc. (b)	143,310	1,576,410
Superior Energy Services, Inc. (b)	149,435	1,259,737
		2,836,147

Oil & Gas Exploration & Production–3.98%

Energen Corp. (b)	57,982	3,644,749
Newfield Exploration Co. (b)	74,225	1,812,574
Parsley Energy, Inc. -Class A (b)	77,007	2,232,433
RSP Permian, Inc. (b)	89,697	4,204,995
		11,894,751

Packaged Foods & Meats–0.86%

Pinnacle Foods Inc.	47,563	2,573,158

Paper Packaging–0.99%

Graphic Packaging Holding Co.	192,228	2,950,700

Pharmaceuticals–2.24%

Phibro Animal Health Corp. -Class A	80,348	3,189,816
Supernus Pharmaceuticals Inc. (b)	76,553	3,506,127
		6,695,943

Property & Casualty Insurance–3.35%

Argo Group International Holdings, Ltd.	55,889	3,208,020
Aspen Insurance Holdings Ltd. (Bermuda)	58,410	2,619,688
Hanover Insurance Group Inc. (The)	35,628	4,200,185
		10,027,893

	Shares	Value

Real Estate Operating Companies–0.66%

Kennedy-Wilson Holdings, Inc.	112,866	$ 1,963,868

Regional Banks–9.79%

Bank of the Ozarks, Inc.	67,679	3,266,865
BankUnited, Inc.	77,756	3,108,685
Great Western Bancorp, Inc.	88,872	3,578,875
IBERIABANK Corp.	43,243	3,372,954
Pinnacle Financial Partners, Inc.	49,910	3,204,222
Synovus Financial Corp.	87,209	4,355,218
Webster Financial Corp.	73,227	4,056,776
Western Alliance Bancorp (b)	74,861	4,350,173
		29,293,768

Restaurants–1.85%

Papa John’s International, Inc. (c)	38,883	2,227,996
Wendy’s Co. (The)	187,702	3,294,170
		5,522,166

Semiconductor Equipment–1.23%

Teradyne, Inc.	80,746	3,690,900

Semiconductors–2.29%

Microsemi Corp. (b)	82,989	5,371,048
Power Integrations, Inc.	21,749	1,486,544
		6,857,592

Specialized Consumer Services–1.28%

ServiceMaster Global Holdings, Inc. (b)	75,352	3,831,649

Specialized REITs–1.08%

CubeSmart	114,921	3,240,772

Specialty Chemicals–2.91%

Minerals Technologies Inc.	42,767	2,863,251
PolyOne Corp.	78,211	3,325,532
Sensient Technologies Corp.	35,775	2,524,999
		8,713,782

Specialty Stores–0.84%

Michaels Cos., Inc. (The) (b)	128,105	2,524,950

Systems Software–0.95%

CommVault Systems, Inc. (b)	49,563	2,835,004

Technology Distributors–0.80%

Tech Data Corp. (b)	28,201	2,400,751

Tires & Rubber–0.72%

Cooper Tire & Rubber Co.	73,241	2,145,961

Trading Companies & Distributors–0.96%

Univar Inc. (b)	103,204	2,863,911

Trucking–2.85%

Knight-Swift Transportation Holdings Inc.	81,170	3,734,632
Old Dominion Freight Line, Inc.	32,660	4,800,040
		8,534,672
Total Common Stocks & Other Equity Interests (Cost $218,760,981)		290,662,372

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Money Market Funds–2.86%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (d)	2,988,314	$2,988,314
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (d)	2,134,249	2,134,036
Invesco Treasury Portfolio –Institutional Class, 1.57% (d)	3,415,215	3,415,215
Total Money Market Funds (Cost $8,537,976)		8,537,565
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.04% (Cost $227,298,957)		299,199,937

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.57%

Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $1,712,535)(d)(e)	1,712,535	$ 1,712,535
TOTAL INVESTMENTS IN SECURITIES–100.61% (Cost $229,011,492)		300,912,472
OTHER ASSETS LESS LIABILITIES–(0.61)%		(1,821,660)
NET ASSETS–100.00%		$ 299,090,812

Investment Abbreviations:

REIT   — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us I-VITEC-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.29%

Aerospace & Defense–1.71%
Raytheon Co.	10,397	$2,243,881
Application Software–3.10%
Adobe Systems Inc. (b)	6,375	1,377,510
salesforce.com, inc. (b)	23,052	2,680,948
		4,058,458
Biotechnology–3.87%
Alexion Pharmaceuticals, Inc. (b)	14,228	1,585,853
Amgen Inc.	5,792	987,420
BioMarin Pharmaceutical Inc. (b)	13,421	1,088,040
Celgene Corp. (b)	15,814	1,410,767
		5,072,080
Cable & Satellite–1.17%
Charter Communications, Inc. -Class A(b)	4,916	1,529,957
Communications Equipment–3.87%
Cisco Systems, Inc.	72,990	3,130,541
Palo Alto Networks, Inc. (b)	10,683	1,939,178
		5,069,719
Consumer Electronics–4.44%
Sony Corp. (Japan)	119,300	5,810,097
Data Processing & Outsourced Services–5.08%
Mastercard Inc. -Class A	19,440	3,405,111
Visa Inc. -Class A	27,128	3,245,051
		6,650,162
Electronic Equipment & Instruments–0.52%
Keysight Technologies, Inc. (b)	12,936	677,717
Health Care Equipment–2.88%
Intuitive Surgical, Inc. (b)	4,868	2,009,656
Stryker Corp.	10,930	1,758,856
		3,768,512
Home Entertainment Software–14.58%
Activision Blizzard, Inc.	39,004	2,631,210
Electronic Arts Inc. (b)	28,790	3,490,500
Nintendo Co., Ltd. (Japan)	12,200	5,440,444
Sea Ltd. -ADR (Singapore)(b)(c)	96,507	1,087,634
Take-Two Interactive Software, Inc. (b)	35,071	3,429,242
UbiSoft Entertainment S.A. (France)(b)	35,604	3,007,442
		19,086,472

	Shares	Value
Internet & Direct Marketing Retail–11.72%
Amazon.com, Inc. (b)	8,271	$11,970,949
Booking Holdings Inc. (b)	772	1,606,061
Netflix Inc. (b)	6,007	1,774,168
		15,351,178
Internet Software & Services–16.91%
Alibaba Group Holding Ltd. -ADR (China)(b)	37,244	6,835,764
Alphabet Inc. -Class A (b)	6,001	6,223,877
Alphabet Inc. -Class C (b)	2,326	2,399,944
Baidu, Inc. -ADR (China)(b)	2,527	564,001
Facebook, Inc. -Class A (b)	38,308	6,121,235
		22,144,821
Life Sciences Tools & Services–2.49%
IQVIA Holdings Inc. (b)	16,889	1,656,980
Thermo Fisher Scientific, Inc.	7,770	1,604,194
		3,261,174
Managed Health Care–3.11%
UnitedHealth Group Inc.	19,024	4,071,136
Research & Consulting Services–0.75%
Equifax Inc.	8,306	978,530
Semiconductor Equipment–5.71%
Applied Materials, Inc.	71,854	3,995,801
ASML Holding N.V. -New York Shares (Netherlands)	17,535	3,481,749
		7,477,550
Semiconductors–6.14%
Broadcom Ltd.	8,003	1,885,907
Integrated Device Technology, Inc. (b)	103,317	3,157,367
Micron Technology, Inc. (b)	25,342	1,321,332
NVIDIA Corp.	7,241	1,676,943
		8,041,549
Systems Software–5.54%
Microsoft Corp.	62,839	5,735,316
ServiceNow, Inc. (b)	9,212	1,524,125
		7,259,441
Technology Hardware, Storage & Peripherals–4.77%
Apple Inc.	37,208	6,242,758
Tobacco–0.93%
Philip Morris International Inc.	12,210	1,213,674
Total Common Stocks & Other Equity Interests (Cost $72,787,293)		130,008,866

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value
Money Market Funds–0.82%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (d)	377,028	$377,028
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (d)	269,286	269,259
Invesco Treasury Portfolio – Institutional Class, 1.57% (d)	430,889	430,889
Total Money Market Funds (Cost $1,077,203)		1,077,176
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.11% (Cost $73,864,496)		131,086,042
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.06%
Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $73,586)(d)(e)	73,586	73,586
TOTAL INVESTMENTS IN SECURITIES–100.17% (Cost $73,938,082)		131,159,628
OTHER ASSETS LESS LIABILITIES–(0.17)%		(224,199)
NET ASSETS–100.00%		$130,935,429

Investment Abbreviations:

ADR	—	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Technology Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$115,750,883	$14,257,983	$—	$130,008,866
Money Market Funds	1,150,762	—	—	1,150,762
Total Investments	$116,901,645	$14,257,983	$—	$131,159,628

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us VK-VIVOPP-QTR-1 05/18 Invesco Advisers, Inc.

Schedule of Investments (a)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks–96.94%

Advertising–4.63%
Interpublic Group of Cos., Inc. (The)	137,300	$3,162,019
Omnicom Group Inc.	26,315	1,912,311
		5,074,330
Agricultural & Farm Machinery–0.48%
AGCO Corp.	8,189	531,057
Asset Management & Custody Banks–3.54%
Affiliated Managers Group, Inc.	17,340	3,287,317
SEI Investments Co.	7,900	591,789
		3,879,106
Auto Parts & Equipment–1.29%
Dana Inc.	54,827	1,412,344
Construction & Engineering–3.75%
AECOM (b)	115,204	4,104,719
Consumer Finance–7.15%
SLM Corp. (b)	361,800	4,055,778
Synchrony Financial	112,732	3,779,904
		7,835,682
Diversified Banks–10.10%
Bank of America Corp.	120,074	3,601,019
Citigroup Inc.	54,672	3,690,360
JPMorgan Chase & Co.	34,319	3,774,061
		11,065,440
Electronic Components–2.90%
Belden Inc.	46,056	3,175,101
Electronic Equipment & Instruments–2.61%
FLIR Systems, Inc.	57,100	2,855,571
Electronic Manufacturing Services–0.65%
Flex Ltd. (b)	43,465	709,783
Environmental & Facilities Services–2.68%
Stericycle, Inc. (b)	50,246	2,940,898
Health Care Distributors–7.24%
Cardinal Health, Inc.	62,700	3,930,036
McKesson Corp.	28,400	4,000,708
		7,930,744
Health Care Facilities–5.06%
Acadia Healthcare Co., Inc. (b)	97,100	3,804,378
Brookdale Senior Living Inc. (b)	259,551	1,741,587
		5,545,965
Homebuilding–1.11%
D.R. Horton, Inc.	27,800	1,218,752

	Shares	Value
Hotels, Resorts & Cruise Lines–2.21%
Norwegian Cruise Line Holdings Ltd. (b)	45,700	$2,420,729
Industrial Machinery–1.85%
ITT Inc.	41,500	2,032,670
Investment Banking & Brokerage–8.24%
E*TRADE Financial Corp. (b)	43,300	2,399,253
LPL Financial Holdings, Inc.	62,093	3,792,019
TD Ameritrade Holding Corp.	47,800	2,831,194
		9,022,466
Leisure Products–2.83%
Mattel, Inc.	235,500	3,096,825
Life & Health Insurance–2.35%
MetLife, Inc.	56,017	2,570,620
Managed Health Care–4.35%
Anthem, Inc.	15,800	3,471,260
Cigna Corp.	7,700	1,291,598
		4,762,858
Oil & Gas Exploration & Production–1.02%
Apache Corp.	29,100	1,119,768
Pharmaceuticals–4.88%
Mylan N.V. (b)	96,100	3,956,437
Novartis AG (Switzerland)	17,252	1,395,722
		5,352,159
Property & Casualty Insurance–2.47%
AmTrust Financial Services, Inc.	219,532	2,702,439
Real Estate Services–3.20%
Realogy Holdings Corp.	128,513	3,505,835
Regional Banks–0.37%
SVB Financial Group (b)	1,700	408,017
Research & Consulting Services–1.52%
Dun & Bradstreet Corp. (The)	14,202	1,661,634
Steel–2.12%
Allegheny Technologies, Inc. (b)	98,000	2,320,640
Systems Software–3.10%
Oracle Corp.	74,195	3,394,421
Thrifts & Mortgage Finance–3.24%
MGIC Investment Corp. (b)	132,021	1,716,273
Radian Group Inc.	96,076	1,829,287
		3,545,560
Total Common Stocks (Cost $83,695,266)		106,196,133

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value
Money Market Funds–2.84%
Invesco Government & Agency Portfolio – Institutional Class, 1.55% (c)	1,088,859	$1,088,859
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (c)	777,575	777,498
Invesco Treasury Portfolio – Institutional Class, 1.57% (c)	1,244,410	1,244,410
Total Money Market Funds (Cost $3,110,915)		3,110,767
TOTAL INVESTMENTS IN SECURITIES–99.78% (Cost $86,806,181)		109,306,900
OTHER ASSETS LESS LIABILITIES–0.22%		242,528
NET ASSETS–100.00%		$109,549,428

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Value Opportunities Fund

E. Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$104,800,411	$1,395,722	$—	$106,196,133
Money Market Funds	3,110,767	—	—	3,110,767
Total Investments	$107,911,178	$1,395,722	$—	$109,306,900

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.